UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22845

Investment Company Act File Number

Barings Funds Trust

(Exact Name of Registrant as Specified in Charter)

300 South Tryon Street, Suite 2500, Charlotte, NC 28202

(Address of Principal Executive Offices)

Janice M. Bishop

Vice President, Secretary and Chief Legal Officer

c/o Barings LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Services)

(704) 805-7200

(Registrant’s Telephone Number, Including Area Code)

June 30

Date of Fiscal Year End

September 30

Date of Reporting Period

Item 1.	Schedule of Investments

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2017

	SHARES	COST	FAIR VALUE
Equities — 0.2%*:

Common Stocks — 0.1%*:

Healthcare, Education and Childcare — 0.0%*:
Tunstall Group Holdings Ltd.+¤	469	$—	$—
Tunstall Group Holdings Ltd.+¤	310	—	—

Total Healthcare, Education and Childcare	779	—	—

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC¤	2,007	—	—

Oil and Gas — 0.1%*:
Paragon Offshore Finance Co.	993	14,895	16,136
Paragon Offshore Finance Co.	993	496	894
Sabine Oil & Gas LLC¤	387	22,597	15,867
Sabine Oil & Gas LLC¤	1,230	5,523	7,687
Sabine Oil & Gas LLC¤	219	596	1,150
Southcross Energy Holdings LP¤	22	—	—
Southcross Energy Partners LP	22	5,500	14,300
Templar Energy LLC¤	8,763	50,647	32,860
Templar Energy LLC¤	5,602	56,021	51,819

Total Oil and Gas	18,231	156,275	140,713

Total Common Stocks	21,017	156,275	140,713

Preferred Stock — 0.1%*:

Chemicals, Plastics and Rubber — 0.1%*:
Pinnacle Agriculture Holdings A 2¤	259,648	173,408	158,385

Total Equities	280,665	329,683	299,098

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 92.1%*:

Bank Loans — 83.0%*§:

Aerospace and Defense — 0.9%*:
CPI International Inc., 1M LIBOR + 3.500%	4.74%	7/26/2024	203,044	203,045	202,918
Doncasters Finance US LLC, 3M LIBOR + 3.500%	4.83	4/9/2020	1,675,540	1,645,928	1,616,193

Total Aerospace and Defense			1,878,584	1,848,973	1,819,111

Automobile — 1.3%*:
Dragon Merger Sub LLC, 3M LIBOR + 4.000%	5.31	7/24/2024	310,625	309,652	312,696
FPC Holdings, Inc., 3M LIBOR + 4.000%	5.33	11/19/2019	471,742	432,534	464,274
Gates Global LLC, 3M LIBOR + 3.250%	4.58	4/1/2024	1,047,905	1,051,913	1,051,835
NN, Inc., 1M LIBOR + 4.250%	5.49	10/19/2022	849,983	851,842	854,233

Total Automobile			2,680,255	2,645,941	2,683,038

Beverage, Food and Tobacco — 2.3%*:
CTI Foods Holding Co. LLC, 1M LIBOR + 3.500%	4.74	6/29/2020	1,371,856	1,364,920	1,234,671
Del Monte Foods, Inc., 3M LIBOR + 3.250%	4.58	2/18/2021	281,497	256,610	240,781
Deoleo S.A., EURIBOR + 3.500%+	4.50	6/11/2021	500,000	677,856	417,359
JBS USA LLC, 3M LIBOR + 2.500%	3.80	10/30/2022	1,448,249	1,451,180	1,430,146
Labeyrie Fine Foods SAS, EURIBOR + 4.250%+	4.25	5/23/2023	500,000	542,073	596,984

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Beverage, Food and Tobacco (continued):
Refresco Group B.V.+	2.75%	9/30/2024	500,000	$585,109	$596,269
Refresco Group B.V.+	4.08	9/26/2024	159,042	150,271	159,439

Total Beverage, Food and Tobacco			4,760,644	5,028,019	4,675,649

Broadcasting and Entertainment — 2.9%*:
All3Media International, 6M LIBOR + 4.250%+	5.25	6/30/2021	1,500,000	2,304,024	1,998,160
All3Media International, EURIBOR + 7.250%+	8.25	6/30/2022	500,000	672,867	591,246
AP NMT Acquisition B.V., EURIBOR + 6.000%+	7.00	8/13/2021	528,149	641,513	597,103
AP NMT Acquisition B.V., 3M LIBOR + 5.750%+	7.05	8/13/2021	1,096,195	1,042,594	1,055,088
AP NMT Acquisition B.V., 3M LIBOR + 9.000%+	10.30	8/13/2022	182,720	159,187	161,099
Intelsat Jackson Holdings S.A., 3M LIBOR + 2.750%	4.07	6/30/2019	1,000,000	992,875	996,350
Technicolor S.A., EURIBOR + 3.000%+	3.00	12/31/2023	500,000	538,400	588,947

Total Broadcasting and Entertainment			5,307,064	6,351,460	5,987,993

Buildings and Real Estate — 0.9%*:
Capital Automotive L.P., 3M LIBOR + 6.000%	7.24	3/24/2025	298,644	295,848	302,004
Jeld-Wen, Inc., 3M LIBOR + 3.000%	4.33	7/1/2022	758,290	765,488	763,818
Quikrete Holdings, Inc., 1M LIBOR + 2.750%	3.99	11/15/2023	748,116	746,259	747,517

Total Buildings and Real Estate			1,805,050	1,807,595	1,813,339

Cargo Transport — 0.2%*:
Kenan Advantage Group, Inc., 1M LIBOR + 3.000%	4.24	7/31/2022	453,390	455,609	453,616

Total Cargo Transport			453,390	455,609	453,616

Chemicals, Plastics and Rubber — 6.8%*:
Allnex (Luxembourg) & Cy S.C.A., EURIBOR + 3.250%+	3.25	9/13/2023	693,000	784,040	820,900
Allnex (Luxembourg) & Cy S.C.A., 3M LIBOR + 3.250%	4.57	9/13/2023	423,465	421,655	424,173
Allnex USA, Inc., 3M LIBOR + 3.250%	4.57	9/13/2023	319,035	317,671	319,567
Alpha 3 B.V., 3M LIBOR + 3.000%	4.33	1/31/2024	1,588,736	1,599,584	1,592,708
Associated Asphalt Partners LLC, 1M LIBOR + 5.250%	6.49	4/5/2024	294,872	293,498	288,974
Colouroz Investment 1 GmbH+	3.75	9/7/2021	332,237	391,190	386,246
Diamond (BC) B.V., EURIBOR + 3.250%	3.25	9/6/2024	500,000	590,875	589,473
Flint Group GmbH+	3.75	9/7/2021	266,475	313,759	309,793
Flint Group GmbH, 3M LIBOR + 3.000%+	4.31	9/7/2021	88,960	88,454	86,514
Flint Group US LLC, 3M LIBOR + 3.000%+	4.31	9/7/2021	538,137	535,074	523,339
INEOS Styrolution Group GmbH, EURIBOR + 2.500%+	3.25	4/1/2024	415,521	446,330	495,760
KMG Chemicals, Inc., 1M LIBOR + 4.250%	5.49	6/15/2024	189,176	188,267	191,461

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Chemicals, Plastics and Rubber (continued):
MacDermid Funding LLC, EURIBOR + 3.250%	4.25%	6/7/2020	490,050	$528,548	$579,822
MacDermid, Inc., 1M LIBOR + 3.500%	4.74	6/5/2020	1,352,195	1,358,889	1,355,576
Methanol Holdings (Trinidad) Ltd., 1M LIBOR + 3.500%	4.74	6/30/2022	1,109,913	1,102,364	1,115,463
Novacap S.A., EURIBOR + 3.500%+	3.50	6/22/2023	500,000	558,546	594,892
OXEA Finance & Cy S.C.A., EURIBOR + 3.500%+	4.50	1/15/2020	488,579	518,841	577,544
OXEA Finance LLC, 3M LIBOR + 3.250%+	4.48	1/15/2020	347,797	344,402	347,623
Pinnacle Operating Corp., 1M	8.49	11/15/2021	705,897	658,314	653,837
Tronox Blocked Borrower LLC	1.33	9/13/2024	482,838	480,423	484,547
Tronox Finance LLC	4.33	9/13/2024	1,114,241	1,108,669	1,118,185
Univar, Inc.	3.99	7/1/2022	997,487	1,001,168	1,000,610

Total Chemicals, Plastics and Rubber			13,238,611	13,630,561	13,857,007

Containers, Packaging and Glass — 4.6%*:
BWAY Holding Co., 1M LIBOR + 3.250%	4.48	4/3/2024	1,496,250	1,489,191	1,499,721
Flex Acquisition Co., Inc., 3M LIBOR + 3.000%	4.30	12/29/2023	1,595,939	1,613,941	1,599,435
Horizon Holdings III S.A.S.+	2.75	10/28/2022	1,500,000	1,792,847	1,773,489
Multi Color Corp.	3.58	9/20/2024	221,813	221,813	222,460
ProAmpac PG Borrower LLC, 1M LIBOR + 4.000%	5.28	11/18/2023	746,250	749,561	752,317
ProAmpac PG Borrower LLC, 3M LIBOR + 8.500%	9.82	11/18/2024	750,000	739,953	760,312
Ring Container Technologies Group LLC	4.08	9/27/2024	205,360	204,333	205,360
Tekni-Plex, Inc., 3M LIBOR + 3.500%	4.81	6/1/2022	1,642,477	1,626,758	1,641,968
W/S Packaging Group, Inc., 1M LIBOR + 5.000%	6.25	8/9/2019	927,888	852,396	832,780

Total Containers, Packaging and Glass			9,085,977	9,290,793	9,287,842

Diversified/Conglomerate Manufacturing — 3.5%*:
LTI Holdings, Inc., 1M LIBOR + 4.750%	5.99	5/16/2024	821,849	814,013	825,958
Misys Europe S.A., EURIBOR + 3.250%+	4.25	6/13/2024	500,000	541,868	597,043
MTS Systems Corp., 1M LIBOR + 3.250%	4.49	7/5/2023	388,881	391,682	391,312
PCF GmbH, EURIBOR + 3.250%+	4.00	8/1/2024	500,000	524,556	594,088
Pelican Products, Inc., 3M LIBOR + 4.250%	5.58	4/11/2020	960,377	959,188	962,778
Project Alpha Intermediate Holding, Inc., 3M LIBOR + 3.500%	4.81	4/26/2024	593,615	590,816	578,774
STS Operating, Inc., 3M LIBOR + 3.750%	4.98	2/12/2021	296,080	296,296	297,560
Triple Point Technology, Inc., 3M LIBOR + 4.250%	5.58	7/10/2020	1,696,873	1,618,352	1,546,276
Triple Point Technology, Inc., 3M LIBOR + 8.250%††	9.58	7/10/2021	258,851	236,942	210,102
Wilsonart LLC	4.59	12/19/2023	610,994	611,635	612,827
Xella International GmbH+	4.00	1/31/2024	500,000	588,325	591,689

Total Diversified/Conglomerate Manufacturing			7,127,520	7,173,673	7,208,407

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Diversified/Conglomerate Service — 11.7%*:
Almonde, Inc., 3M LIBOR + 3.500%+	4.82%	6/13/2024	559,918	$557,237	$562,219
Almonde, Inc., 3M LIBOR + 7.250%+	8.57	6/13/2025	752,587	767,153	764,681
Aquilex Holdings LLC, 1M LIBOR + 4.000%	5.24	12/31/2020	183,471	183,256	181,636
EAB (Avatar Purchaser)	3.75	9/3/2024	757,099	753,314	753,314
Go Daddy Operating Co. LLC, 1M LIBOR + 2.500%	3.74	2/15/2024	1,465,546	1,466,862	1,469,210
Hyland Software, Inc., 1M LIBOR + 3.250%	4.49	7/1/2022	997,494	1,007,222	1,006,012
Infor (US), Inc., EURIBOR + 2.750%	3.75	2/1/2022	497,500	536,443	590,324
Infor (US), Inc., 3M LIBOR + 2.750%	4.08	2/1/2022	1,492,500	1,493,593	1,488,306
Kronos, Inc., 3M LIBOR + 3.500%	4.81	11/1/2023	1,599,048	1,603,176	1,607,475
MA FinanceCo LLC, 1M LIBOR + 2.750%	3.99	6/21/2024	246,296	246,637	246,604
MH Sub I LLC, 3M LIBOR + 3.500%	4.82	8/15/2024	574,963	573,061	571,128
Northgate Information Solutions Ltd., EURIBOR + 5.500%+	6.50	3/23/2022	500,000	525,978	561,403
PowerTeam Services LLC, 3M LIBOR + 7.250%	8.58	11/6/2020	500,000	497,760	496,875
Prime Security Services Borrower LLC, 1M LIBOR + 2.750%	3.99	5/2/2022	1,494,851	1,498,057	1,506,899
Project Leopard Holdings, Inc., 3M LIBOR + 5.500%	6.83	7/7/2023	505,360	508,730	510,413
Quest Software US Holdings, Inc., 1M LIBOR + 6.000%	7.24	10/31/2022	1,487,792	1,474,172	1,507,788
RP Crown Parent LLC, 1M LIBOR + 3.500%	4.74	10/12/2023	1,764,677	1,760,308	1,773,817
Seattle Spinco, Inc., 1M LIBOR + 2.750%	3.99	6/21/2024	1,663,300	1,665,601	1,665,380
TierPoint LLC, 1M LIBOR + 3.750%	4.99	5/5/2024	267,180	265,916	268,404
Travelport Finance (Luxembourg) S.a.r.l., 3M LIBOR + 2.750%	4.06	9/2/2021	1,705,818	1,706,277	1,703,004
Verisure Holding AB, EURIBOR + 3.000%+	3.00	10/21/2022	500,000	527,175	591,529
Veritas Bermuda Ltd.	5.50	1/27/2023	796,000	887,461	948,931
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	5.83	1/27/2023	1,293,500	1,288,593	1,304,818
VF Holding Corp., 1M LIBOR + 3.250%	4.49	6/30/2023	1,733,120	1,737,354	1,738,545

Total Diversified/Conglomerate Service			23,338,020	23,531,336	23,818,715

Ecological — 0.8%*:
Emerald 3 Ltd., 3M LIBOR + 7.000%	8.33	5/31/2022	390,426	388,116	360,656
Emerald US, Inc., 3M LIBOR + 4.000%	5.32	5/14/2021	594,977	556,779	588,034
PHS Group Ltd., 1M LIBOR + 5.250%+	6.25	12/20/2021	299,197	369,968	404,331
Wrangler Buyer Corp.	4.33	9/20/2024	267,791	267,791	269,018

Total Ecological			1,552,391	1,582,654	1,622,039

Electronics — 3.7%*:
Dell, Inc., 1M LIBOR + 2.500%	3.74	9/7/2023	990,000	999,090	993,089
First Data Corp., 1M LIBOR + 2.250%	3.49	7/8/2022	1,526,007	1,524,614	1,528,128
Informatica Corp., 3M LIBOR + 3.500%	4.83	8/6/2022	1,644,766	1,639,459	1,645,359
Renaissance Learning, Inc., 3M LIBOR + 3.750%	5.08	4/10/2021	1,742,202	1,730,175	1,752,550

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Electronics (continued):
Wall Street Systems Delaware, Inc., EURIBOR + 3.250%	4.25%	8/31/2023	310,217	$327,806	$367,866
Wall Street Systems Delaware, Inc., 3M LIBOR + 3.500%	4.83	8/25/2023	1,162,777	1,168,191	1,168,230

Total Electronics			7,375,969	7,389,335	7,455,222

Farming and Agriculture — 0.7%*:
Dole Food Co., Inc., 2M LIBOR + 2.750%	4.02	4/6/2024	1,476,798	1,484,634	1,480,254

Finance — 3.9%*:
Cunningham Lindsey US, Inc., 3M LIBOR + 3.750%	5.08	12/10/2019	477,188	476,343	465,258
Cunningham Lindsey US, Inc., 3M LIBOR + 8.000%	9.33	6/10/2020	748,546	749,377	634,393
Focus Financial Partners LLC, 3M LIBOR + 3.250%	4.55	7/3/2024	1,800,000	1,824,014	1,813,500
Moneygram International, Inc., 3M LIBOR + 3.250%	4.58	3/27/2020	1,280,169	1,232,172	1,277,775
NFP Corp., 1M LIBOR + 3.500%	4.74	1/6/2024	1,540,086	1,560,269	1,549,712
SAM Finance Lux S.a.r.l., 3M LIBOR + 4.000%+	5.00	12/17/2020	335,477	542,449	450,290
Tempo Acquisition LLC, 1M LIBOR + 3.000%	4.24	5/1/2024	1,633,107	1,632,557	1,633,450
VFH Parent LLC, 3M LIBOR + 3.750%	5.06	12/30/2021	139,098	140,924	140,488

Total Finance			7,953,671	8,158,105	7,964,866

Healthcare, Education and Childcare — 10.3%*:
Alere, Inc., 3M LIBOR + 3.250%	4.49	6/18/2022	1,707,135	1,709,564	1,705,718
Arbor Pharmaceuticals, Inc., 3M LIBOR + 5.000%	6.33	7/5/2023	1,576,417	1,561,190	1,596,122
CareCore National LLC, 1M LIBOR + 4.000%	5.24	3/5/2021	1,518,801	1,523,517	1,533,989
Cerba Healthcare S.A.S.+	3.00	3/22/2024	850,000	1,000,346	1,000,426
Change Healthcare Holdings, Inc., 1M LIBOR + 2.750%	3.99	3/1/2024	1,496,241	1,503,041	1,499,607
Endo Luxembourg Finance Co. I S.a r.l., 1M LIBOR + 4.250%	5.50	4/27/2024	550,393	547,803	555,209
Greatbatch Ltd., 1M LIBOR + 3.500%	4.74	10/27/2022	1,292,614	1,295,895	1,299,619
Immucor, Inc., 1M LIBOR + 5.000%	6.24	6/15/2021	154,362	154,545	156,485
Jaguar Holding Co. II, 3M LIBOR + 2.750%	4.04	8/18/2022	1,502,722	1,504,085	1,509,770
Kindred Healthcare, Inc., 3M LIBOR + 3.500%	4.81	4/9/2021	1,664,629	1,628,555	1,665,328
Ortho-Clinical Diagnostics S.A., 3M LIBOR + 3.750%	5.08	6/30/2021	1,999,834	1,992,021	2,004,634
Press Ganey Holdings, Inc., 1M LIBOR + 3.250%	4.49	10/21/2023	1,240,625	1,251,142	1,246,059
Press Ganey Holdings, Inc., 1M LIBOR + 7.250%	8.49	10/21/2024	821,256	831,516	833,575
Riemser Pharma GmbH, EURIBOR + 5.500%+	5.50	6/29/2023	500,000	540,168	550,571
Rodenstock GmbH, EURIBOR + 4.500%+	4.13	5/30/2019	1,500,000	1,770,753	1,721,509
Tunstall Group Holdings Ltd., PIK + 5.000%+	8.49	10/16/2020	500,699	796,506	683,798

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Healthcare, Education and Childcare (continued):
Valeant Pharmaceuticals International, Inc., 1M LIBOR + 4.750%	5.99%	4/1/2022	1,338,470	$1,312,361	$1,362,027

Total Healthcare, Education and Childcare			20,214,198	20,923,008	20,924,446

Home and Office Furnishings, Housewares, and Durable Consumer Products — 2.3%*:
Hayward Industries, Inc.	4.74	8/2/2024	1,000,000	1,007,500	1,005,830
Keter Group B.V., EURIBOR + 4.250%+	5.25	10/31/2023	500,000	519,783	591,689
Serta Simmons Bedding LLC, 3M LIBOR + 3.500%	4.80	11/8/2023	1,721,637	1,714,028	1,668,886
Serta Simmons Bedding LLC, 3M LIBOR + 8.000%	9.31	11/8/2024	474,667	468,300	455,386
Visual Comfort Generation Brands Holdings, Inc., 1M LIBOR + 8.000%	9.24	2/28/2025	1,000,000	995,106	992,500

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			4,696,304	4,704,717	4,714,291

Hotels, Motels, Inns and Gaming — 1.4%*:
Cyan Blue Holdco 3 Ltd., LIBOR - GBP + 4.250%+	4.59	7/31/2024	500,000	647,522	673,517
Financiere Sun S.A.S., EURIBOR + 4.000%+	4.00	3/14/2023	338,983	369,382	404,150
HNVR Holdco Ltd., EURIBOR + 5.000%+	5.00	9/12/2023	492,449	543,551	587,764
Tackle S.a.r.l., EURIBOR + 3.500%+	3.50	8/8/2022	1,000,000	1,116,261	1,174,667

Total Hotels, Motels, Inns and Gaming			2,331,432	2,676,716	2,840,098

Insurance — 5.7%*:
Alliant Holdings I, Inc., 3M LIBOR + 3.250%	4.56	8/14/2022	1,820,394	1,818,015	1,826,273
AmWINS Group, Inc., 1M LIBOR + 2.750%	3.98	1/25/2024	1,492,481	1,495,966	1,494,720
AssuredPartners, Inc.	4.83	10/22/2024	1,000,000	1,004,846	1,000,830
Asurion LLC, 1M LIBOR + 3.000%	4.24	11/3/2023	1,615,049	1,625,258	1,621,558
GENEX Holdings, Inc., 1M LIBOR + 4.250%	5.49	5/30/2021	1,469,620	1,466,033	1,458,598
Hub International Ltd., 3M LIBOR + 3.000%	4.31	10/2/2020	1,779,476	1,788,409	1,790,419
Sedgwick Claims Management Services, Inc., 1M LIBOR + 5.750%	6.99	2/28/2022	561,418	561,018	565,629
USI Holdings, 3M LIBOR + 3.000%	4.31	5/16/2024	243,545	242,387	242,632
York Risk Services Holding Corp., 1M LIBOR + 3.750%	4.99	10/1/2021	1,663,076	1,634,039	1,632,309

Total Insurance			11,645,059	11,635,971	11,632,968

Leisure, Amusement, Entertainment — 1.8%*:
Delta 2 (LUX) S.a.r.l., 1M LIBOR + 3.000%+	4.24	2/1/2024	1,587,247	1,583,587	1,596,374
Dorna Sports, S.L., EURIBOR + 3.000%+	3.25	4/12/2024	500,000	540,275	591,748

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Leisure, Amusement, Entertainment (continued):
SeaWorld Parks & Entertainment, Inc., 3M LIBOR + 3.000%	4.33%	3/31/2024	1,586,002	$1,575,917	$1,533,791

Total Leisure, Amusement, Entertainment			3,673,249	3,699,779	3,721,913

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 2.5%*:
Alison Bidco S.a.r.l., 1M LIBOR + 4.500%+	5.74	8/29/2021	288,340	286,721	286,178
Apex Tool Group LLC, 1M LIBOR + 3.250%	4.50	1/31/2020	1,194,633	1,182,637	1,159,917
Gardner Denver, Inc., 3M LIBOR + 2.750%	4.08	7/30/2024	1,373,928	1,370,554	1,375,137
Husky Injection Molding Systems Ltd., 1M LIBOR + 3.250%+	4.49	6/30/2021	1,684,733	1,683,452	1,694,993
Schenck Measuring and Process Technologies, EURIBOR + 5.500%+	6.25	5/13/2022	500,000	551,242	590,950

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			5,041,634	5,074,606	5,107,175

Mining, Steel, Iron and Non-Precious Metals — 2.8%*:
Big River Steel LLC, 3M LIBOR + 5.000%	6.33	8/23/2023	385,323	384,479	389,176
Boomerang Tube LLC¤††	15.00	2/1/2019	32,825	32,874	32,825
Boomerang Tube LLC, 1M LIBOR + 15.000%¤††	16.24	2/1/2019	107,280	107,280	107,280
Boomerang Tube LLC, 1M LIBOR + 17.500%¤††	18.74	2/1/2021	91,142	91,142	10,026
Boomerang Tube LLC¤††	20.00	2/1/2019	40,106	38,440	36,095
Fairmount Santrol, Inc., 1M LIBOR + 3.500%	4.74	9/5/2019	1,374,525	1,296,472	1,360,780
H.C. Starck GmbH, EURIBOR + 7.000%+	8.00	5/30/2020	521,802	559,357	634,350
H.C. Starck GmbH, 6M LIBOR + 7.000%+	8.45	5/30/2020	521,802	501,720	537,769
Murray Energy Corp., 3M LIBOR + 7.250%	8.58	4/16/2020	2,168,251	2,072,052	1,983,060
Zekelman Industries, Inc., 3M LIBOR + 2.750%	4.07	6/14/2021	593,904	589,466	596,132

Total Mining, Steel, Iron and Non-Precious Metals			5,836,960	5,673,282	5,687,493

Oil and Gas — 3.6%*:
Caelus Energy Alaska O3 LLC, 3M LIBOR + 7.500%	8.82	4/15/2020	1,499,143	1,408,651	1,313,624
Fieldwood Energy LLC PIK, 3M LIBOR + 7.125%	8.46	9/30/2020	2,613,837	1,816,823	1,281,558
Floatel International, Ltd., 3M LIBOR + 5.000%	6.33	6/27/2020	397,132	395,294	309,100
Gulf Finance LLC, 3M LIBOR + 5.250%	6.59	8/25/2023	972,852	948,180	913,878
Paragon Offshore Finance Co., 3M LIBOR + 6.000%	7.30	7/18/2022	33,771	30,047	28,030
Seadrill Partners Finco LLC, 3M LIBOR + 3.000%	4.33	2/21/2021	2,435,238	1,711,271	1,774,679
Southcross Holdings Borrower LP	9.00	4/12/2023	20,861	20,861	18,045
UTEX Industries, Inc., 1M LIBOR + 4.000%	5.24	5/22/2021	985,487	864,469	886,938

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Oil and Gas (continued):
UTEX Industries, Inc., 1M LIBOR + 7.250%	8.49%	5/22/2022	1,000,000	$608,494	$880,500

Total Oil and Gas			9,958,321	7,804,090	7,406,352

Personal, Food and Miscellaneous — 0.8%*:
Atrium Innovations, Inc., 3M LIBOR + 3.500%	4.83	2/13/2021	1,599,280	1,593,228	1,607,277

Printing and Publishing — 1.2%*:
Ascend Learning LLC, 1M LIBOR + 3.250%	4.49	7/12/2024	702,870	705,586	705,681
Springer Science+Business Media Deutschland GmbH, 3M LIBOR + 3.500%+	4.74	8/14/2020	1,693,738	1,687,242	1,696,567

Total Printing and Publishing			2,396,608	2,392,828	2,402,248

Retail Stores — 0.9%*:
Advantage Sales & Marketing, Inc., 1M LIBOR + 3.250%	4.49	7/25/2021	761,003	757,726	714,871
Eyemart Express LLC, 1M LIBOR + 3.000%	4.25	8/4/2024	188,040	187,579	187,453
Talbots, Inc., 1M LIBOR + 4.500%	5.74	3/19/2020	318,118	303,206	305,393
Thom Europe S.A.S, EURIBOR + 4.500%+	4.50	8/7/2024	500,000	575,710	582,718

Total Retail Stores			1,767,161	1,824,221	1,790,435

Telecommunications — 3.6%*:
Digicel International Finance Ltd., 3M LIBOR + 3.750%+	5.07	5/25/2024	787,110	790,174	789,078
GTCR Valor Cos., Inc., 3M LIBOR + 4.250%	5.58	6/16/2023	473,500	472,339	479,220
Numericable Group SA, 3M LIBOR + 2.750%+	4.06	7/31/2025	997,500	995,137	992,263
Numericable US LLC, 3M LIBOR + 3.250%+	4.56	1/14/2025	1,488,750	1,484,674	1,492,681
Sprint Communications, Inc., 1M LIBOR + 2.500%	3.75	2/3/2024	1,496,241	1,503,595	1,497,183
Telenet International Finance S.a.r.l., EURIBOR + 3.000%+	3.00	3/31/2026	500,000	531,882	595,855
Virgin Media Bristol LLC, 1M LIBOR + 2.750%+	3.98	1/31/2025	1,600,000	1,614,827	1,605,408

Total Telecommunications			7,343,101	7,392,628	7,451,688

Utilities — 1.9%*:
Calpine Construction Finance Co., LP, 1M LIBOR + 2.500%	3.74	1/31/2022	997,404	996,166	995,738
Dynegy, Inc., 1M LIBOR + 3.250%	4.49	2/7/2024	1,361,358	1,361,358	1,366,872
Helix Gen Funding LLC, 3M LIBOR + 3.750%	5.08	6/3/2024	520,529	520,386	525,885
Vistra Operations Co. LLC, 1M LIBOR + 3.250%	3.98	12/14/2023	1,081,523	1,091,322	1,084,973

Total Utilities			3,960,814	3,969,232	3,973,468

Total Bank Loans			168,498,065	169,742,994	169,386,950

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds — 9.1%*:

Automobile — 0.1%*:
RAC Bond Co. PLC+	5.00%		11/6/2022	100,000	$128,880	$133,295

Beverage, Food and Tobacco — 0.2%*:
1011778 BC ULC/New Red Finance, Inc.+^	5.00		10/15/2025	327,000	327,000	331,055

Broadcasting and Entertainment — 0.2%*:
Entertainment One Ltd.+	6.88		12/15/2022	100,000	150,217	146,328
VTR Finance BV+^	6.88		1/15/2024	211,000	214,107	223,428

Total Broadcasting and Entertainment				311,000	364,324	369,756

Cargo Transport — 0.5%*:
Deck Chassis Acquisition, Inc.^	10.00		6/15/2023	861,000	908,958	966,472
WFS Global Holding SAS+	9.50		7/15/2022	100,000	113,435	128,760

Total Cargo Transport				961,000	1,022,393	1,095,232

Chemicals, Plastics and Rubber — 0.2%*:
Pinnacle Operating Corp.^	9.00		5/15/2023	378,294	473,340	357,488

Containers, Packaging and Glass — 0.5%*:
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.+^	4.63		5/15/2023	500,000	502,579	513,600
BWAY Holding Co.^	5.50		4/15/2024	300,000	300,000	313,500
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu^	5.13		7/15/2023	178,000	178,000	185,761

Total Containers, Packaging and Glass				978,000	980,579	1,012,861

Diversified/Conglomerate Manufacturing — 0.2%*:
Appvion, Inc.^¤~	9.00		6/1/2020	460,000	464,608	138,000
Galapagos S.A., 3 mo. EURIBOR + 4.750%+	4.42	#	6/15/2021	200,000	272,630	230,352

Total Diversified/Conglomerate Manufacturing				660,000	737,238	368,352

Diversified/Conglomerate Service — 1.1%*:
Carlson Travel, Inc., 3 mo. EURIBOR + 4.750%	4.75	#	6/15/2023	450,000	518,936	529,994
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25		5/15/2023	271,000	271,000	299,065
Sabre GLBL, Inc.^	5.38		4/15/2023	561,000	569,851	581,364
Veritas US, Inc./Veritas Bermuda Ltd.^	7.50		2/1/2023	817,000	872,075	870,105

Total Diversified/Conglomerate Service				2,099,000	2,231,862	2,280,528

Electronics — 0.1%*:
First Data Corp.^	5.00		1/15/2024	179,000	178,063	185,856

Finance — 0.4%*:
Arrow Global Finance PLC, 3 mo. EURIBOR + 4.750%+	4.75	#	5/1/2023	100,000	111,415	123,083
Galaxy Bidco Ltd., 3M GBP LIBOR + 5.000%+	5.28	#	11/15/2019	100,000	161,302	134,013
Garfunkelux Holdco 3 S.A.+	8.50		11/1/2022	250,000	386,491	360,996
Jerrold Finco PLC+	6.13		1/15/2024	100,000	124,555	137,498

Total Finance				550,000	783,763	755,590

Grocery — 0.1%*:
Premier Foods Finance PLC+	6.50		3/15/2021	100,000	146,249	136,398

Healthcare, Education and Childcare — 0.7%*:
CHS/Community Health Systems, Inc.	5.13		8/1/2021	959,000	945,004	947,012

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Healthcare, Education and Childcare (continued):
HCA, Inc.	5.25%		6/15/2026	82,000	$82,000	$88,355
IDH Finance PLC+	6.25		8/15/2022	100,000	131,025	123,978
Tenet Healthcare Corp.^	4.63		7/15/2024	151,000	151,000	149,635
Tenet Healthcare Corp.^	5.13		5/1/2025	104,000	104,000	102,570

Total Healthcare, Education and Childcare				1,396,000	1,413,029	1,411,550

Hotels, Motels, Inns and Gaming — 0.2%*:
TVL Finance PLC+	8.50		5/15/2023	315,000	443,722	466,183

Leisure, Amusement, Entertainment — 0.2%*:
CPUK Finance Ltd.+	4.25		8/28/2022	100,000	128,840	136,330
Vue International Bidco PLC, 3 mo. EURIBOR + 5.250%+	4.92	#	7/15/2020	100,000	134,636	118,508
WMG Acquisition Corp.^	5.00		8/1/2023	63,000	63,000	65,048

Total Leisure, Amusement, Entertainment				263,000	326,476	319,886

Oil and Gas — 1.1%*:
Citgo Holding, Inc.^	10.75		2/15/2020	1,500,000	1,486,543	1,616,250
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00		2/15/2025	713,000	613,648	555,249
Kosmos Energy Ltd.^	7.88		8/1/2021	150,000	145,422	155,250

Total Oil and Gas				2,363,000	2,245,613	2,326,749

Personal Transportation — 1.0%*:
AA Bond Co. Ltd.+	5.50		7/31/2022	700,000	938,542	966,139
Hertz Corp. (The)^	7.63		6/1/2022	1,051,000	1,048,628	1,083,844

Total Personal Transportation				1,751,000	1,987,170	2,049,983

Retail Stores — 1.1%*:
House of Fraser Funding PLC, 3M GBP LIBOR + 5.750%+	6.05	#	9/15/2020	300,000	465,210	363,979
HSS Financing PLC+	6.75		8/1/2019	68,000	112,557	87,475
International Car Wash Group Financing PLC+	6.63		7/15/2019	350,000	399,491	420,515
Marcolin SpA, 3 mo. EURIBOR + 4.125%+	4.13	#	2/15/2023	100,000	107,795	119,632
Maxeda DIY Holding BV+	6.13		7/15/2022	100,000	114,070	123,622
Takko Luxembourg 2 S.C.A., 3 mo. EURIBOR + 7.000%+	6.67	#	4/15/2019	500,000	578,792	587,995
Takko Luxembourg 2 S.C.A.+	9.88		4/15/2019	425,000	409,439	513,107
Travelex Financing PLC+	8.00		5/15/2022	100,000	108,750	121,145

Total Retail Stores				1,943,000	2,296,104	2,337,470

Telecommunications — 1.2%*:
Hughes Satellite Systems Corp.	5.25		8/1/2026	1,388,000	1,397,518	1,443,520
SFR Group SA+^	6.00		5/15/2022	646,000	645,451	675,070
Ziggo Secured Finance B.V.+	4.25		1/15/2027	350,000	390,408	436,428

Total Telecommunications				2,384,000	2,433,377	2,555,018

Total Corporate Bonds				17,058,294	18,519,182	18,493,250

Total Fixed Income				185,556,359	188,262,176	187,880,200

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 10.0%*:
Bank Deposit — 10.0%*:
State Street Bank & Trust Co. Euro Time Deposit	0.12%	10/2/2017	20,407,195	$20,407,195	$20,407,195

Total Investments			206,244,219	208,999,054	208,586,493

Other assets and liabilities – (2.3%)*					(4,636,257)

Net Assets – 100.0%					$203,950,236

BP	Basis Point
PIK	Payment-in-kind
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	74.8%
United Kingdom	7.4%
Germany	6.6%
France	4.7%
Netherlands	2.0%
Spain	1.1%
Canada	1.1%
Other (Individually less than 1%)	2.3%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2017. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
~	Defaulted security.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2017.

A summary of outstanding derivatives at September 30, 2017 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
10/12/17	Morgan Stanley & Co.	EUR	349,932	413,785	418,743	$(4,958)
10/12/17	Morgan Stanley & Co.	GBP	52,329	70,142	71,020	(878)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(5,836)

See accompanying Notes to the Schedule of Investments.

Barings Global Floating Rate Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/12/17	Morgan Stanley & Co.	EUR	18,010,410	21,296,864	21,708,873	$412,009
10/12/17	Morgan Stanley & Co.	GBP	5,708,031	7,651,074	7,544,948	(106,126)

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$305,883

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2017

	SHARES	COST	FAIR VALUE
Equities — 0.4%*:

Common Stocks — 0.3%*:

Mining, Steel, Iron and Non-Precious Metals — 0.0%*:
Boomerang Tube LLC¤	2,007	$—	$—

Oil and Gas — 0.0%*:
Paragon Offshore Finance Co.	873	13,095	14,186
Paragon Offshore Finance Co.	873	436	786
Southcross Energy Holdings LP¤	11	—	—
Southcross Energy Partners LP	11	2,750	7,150

Total Oil and Gas	1,768	16,281	22,122

Retail Stores — 0.3%*:
Maxeda DIY B.V.+¤	18,859,871	373,738	445,810
Maxeda DIY B.V.+¤	10,446	—	111,461

Total Retail Stores	18,870,317	373,738	557,271

Total Common Stocks	18,874,092	390,019	579,393

Preferred Stock — 0.1%*:

Chemicals, Plastics and Rubber — 0.1%*:
Pinnacle Agriculture Holdings A 2¤	311,577	202,152	190,062

Total Equities	19,185,669	592,171	769,455

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 94.1%*:

Asset-Backed Securities — 11.6%*:

CDO/CLO — 11.6%*:
AIMCO CLO 2015-AA E, 3M USD LIBOR + 7.820%^	9.12	#%	1/15/2028	500,000	510,178	507,512
ALME Loan Funding III Designated Activity Co. 3A ERV, 3 mo. Euribor + 5.400%+^	5.40	#	4/15/2030	500,000	521,955	597,059
Apidos CLO 2017-27A D, 3M USD LIBOR + 6.400%^	7.59	#	7/17/2030	700,000	700,000	699,779
Apidos CLO XV 2013-15A E, 3M USD LIBOR + 5.500%^	6.81	#	10/20/2025	500,000	468,531	492,517
Apidos CLO XVI 2013-16A D, 3M USD LIBOR + 4.500%^	5.81	#	1/19/2025	500,000	448,764	495,551
Atlas Senior Loan Fund VI Ltd. 2014-6A E, 3M USD LIBOR + 5.200%^	6.50	#	10/15/2026	800,000	740,896	785,194
Atrium IX 9A E, 3M USD LIBOR + 6.450%^	7.77	#	5/28/2030	500,000	500,000	501,912
BlueMountain CLO Ltd. 2014-1A^	Zero Coupon		4/30/2026	250,000	241,024	147,195
Cairn CLO B.V. 2013-3A E, 6M EURIBOR + 4.900%+^	4.90	#	10/20/2028	1,000,000	1,031,393	1,179,401
Carlyle Global Market Strategies CLO Ltd. 2013-4A F, 3M USD LIBOR + 5.200%^	6.50	#	10/15/2025	500,000	462,481	488,311
Carlyle Global Market Strategies CLO Ltd. 2014-1A E, 3M USD LIBOR + 4.450%^	5.75	#	4/17/2025	1,000,000	904,299	990,833
Carlyle Global Market Strategies CLO Ltd. 2014-5A D, 3M USD LIBOR + 4.770%^	6.07	#	10/16/2025	500,000	460,026	500,012

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

CDO/CLO (continued):
Carlyle Global Market Strategies CLO Ltd. 2015-1A E1, 3M USD LIBOR + 5.300%^	6.61	#%	4/20/2027	500,000	$447,489	$494,621
CBAM Ltd. 2017-3A E^	7.83	#	10/17/2029	750,000	750,000	750,000
CIFC Funding Ltd. 2015-2A E, 3M USD LIBOR + 5.500%^	6.80	#	4/15/2027	750,000	745,388	745,452
CIFC Funding Ltd. 2017-1A E, 3M USD LIBOR + 6.350%^	7.66	#	4/23/2029	750,000	746,681	746,713
Dryden 41 Senior Loan Fund 2015-41A E, 3M USD LIBOR + 5.650%^	6.95	#	1/15/2028	500,000	468,574	502,426
Dryden 45 Senior Loan Fund 2016-45A E, 3M USD LIBOR + 6.850%^	8.15	#	7/15/2027	500,000	480,907	506,803
Dryden XXXI Senior Loan Fund 2014-31A E, 3M USD LIBOR + 4.250%^	5.55	#	4/18/2026	1,000,000	907,626	990,612
Eaton Vance CLO Ltd. 2013-1A DR, 3M USD LIBOR + 7.600%^	8.90	#	1/15/2028	500,000	487,827	513,358
Galaxy XXI CLO Ltd. 2015-21A E2, 3M USD LIBOR + 6.500%^	7.81	#	1/20/2028	500,000	500,489	502,959
KKR Financial CLO Ltd. 2018 E, 3M USD LIBOR + 6.450%^	7.77	#	7/18/2030	800,000	784,002	791,830
LCM XIII LP 2013A ER, 3M USD LIBOR + 7.300%^	8.61	#	7/19/2027	750,000	722,328	772,300
LCM XV LP 2015-A ER, 3M USD LIBOR + 6.500%^	7.69	#	7/20/2030	500,000	500,000	499,939
LCM XVII LP 2017-A E, 3M USD LIBOR + 4.750%^	6.05	#	10/15/2026	1,000,000	911,157	994,648
Madison Park Funding XIII Ltd. 2014-13A^	Zero Coupon		1/19/2025	500,000	408,607	347,438
Oak Hill Credit Partners X Ltd. 2014-10A^	Zero Coupon		7/20/2026	500,000	459,024	279,048
Sound Point CLO XV Ltd. 2017-1A E, 3M USD LIBOR + 5.960%^	7.27	#	1/23/2029	1,000,000	981,554	983,047
TCI-Symphony CLO Ltd. 2017-1A E, 3M USD LIBOR + 6.450%^	7.72	#	7/15/2030	1,000,000	990,029	990,005
Voya CLO Ltd. 2015-2A E, 3M USD LIBOR + 5.300%^	6.61	#	7/23/2027	500,000	484,072	498,095

Total CDO/CLO				19,550,000	18,765,301	19,294,570

Total Asset-Backed Securities				19,550,000	18,765,301	19,294,570

Bank Loans — 32.9%*§:

Beverage, Food and Tobacco — 0.8%*:
Deoleo S.A., EURIBOR + 3.500%+	4.50		6/11/2021	500,000	557,266	417,359
JBS USA LLC, 3M LIBOR + 2.500%	3.80		10/30/2022	911,703	897,031	900,306

Total Beverage, Food and Tobacco				1,411,703	1,454,297	1,317,665

Broadcasting and Entertainment — 1.4%*:
All3Media International, 6M LIBOR + 4.250%+	5.25		6/30/2021	500,000	835,153	666,053
AP NMT Acquisition B.V., EURIBOR + 6.000%+	7.00		8/13/2021	394,143	483,330	445,602
AP NMT Acquisition B.V., 3M LIBOR + 5.750%+	7.05		8/13/2021	494,898	458,226	476,339

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Broadcasting and Entertainment (continued):
AP NMT Acquisition B.V., 3M LIBOR + 9.000%+	10.30%	8/13/2022	300,000	$285,299	$264,501
Intelsat Jackson Holdings S.A., 3M LIBOR + 2.750%	4.07	6/30/2019	500,000	499,385	498,175

Total Broadcasting and Entertainment			2,189,041	2,561,393	2,350,670

Chemicals, Plastics and Rubber — 1.3%*:
Colouroz Investment 1 GmbH+	3.75	9/7/2021	359,923	423,790	418,433
Diamond (BC) B.V., EURIBOR + 3.250%	3.25	9/6/2024	500,000	590,875	589,473
Flint Group GmbH+	3.75	9/7/2021	288,680	340,460	335,610
INEOS Styrolution Group GmbH, EURIBOR + 2.500%+	3.25	4/1/2024	346,268	371,941	413,134
Methanol Holdings (Trinidad) Ltd., 1M LIBOR + 3.500%	4.74	6/30/2022	344,559	342,216	346,282

Total Chemicals, Plastics and Rubber			1,839,430	2,069,282	2,102,932

Containers, Packaging and Glass — 2.0%*:
BWAY Holding Co., 1M LIBOR + 3.250%	4.48	4/3/2024	1,346,189	1,345,499	1,349,312
Horizon Holdings III S.A.S.+	2.75	10/29/2022	500,000	590,648	591,163
ProAmpac PG Borrower LLC, 3M LIBOR + 8.500%	9.82	11/18/2024	500,000	493,302	506,875
W/S Packaging Group, Inc., 1M LIBOR + 5.000%	6.25	8/9/2019	927,888	852,397	832,779

Total Containers, Packaging and Glass			3,274,077	3,281,846	3,280,129

Diversified/Conglomerate Manufacturing — 2.1%*:
LTI Holdings, Inc., 1M LIBOR + 4.750%	5.99	5/16/2024	760,719	755,841	764,523
Project Alpha Intermediate Holding, Inc., 3M LIBOR + 3.500%	4.81	4/26/2024	1,188,808	1,185,520	1,159,087
Triple Point Technology, Inc., 3M LIBOR + 4.250%	5.58	7/10/2020	1,036,921	994,541	944,894
Triple Point Technology, Inc., 3M LIBOR + 8.250%††	9.58	7/10/2021	50,845	48,650	41,270
Xella International GmbH+	4.00	1/31/2024	500,000	588,325	591,689

Total Diversified/Conglomerate Manufacturing			3,537,293	3,572,877	3,501,463

Diversified/Conglomerate Service — 4.6%*:
Almonde, Inc., 3M LIBOR + 3.500%+	4.82	6/13/2024	1,426,640	1,430,316	1,432,504
Aquilex Holdings LLC, 1M LIBOR + 4.000%	5.24	12/31/2020	91,735	91,628	90,818
EAB (Avatar Purchaser)	3.75	9/3/2024	245,761	244,533	244,533
MH Sub I LLC, 3M LIBOR + 7.500%	8.82	8/15/2025	650,000	645,960	644,039
PowerTeam Services LLC, 3M LIBOR + 7.250%	8.58	11/6/2020	300,000	299,314	298,125
Project Leopard Holdings, Inc., 3M LIBOR + 5.500%	6.83	7/7/2023	529,412	531,334	534,706
Quest Software US Holdings, Inc., 1M LIBOR + 6.000%	7.24	10/31/2022	998,284	991,040	1,011,701
RP Crown Parent LLC, 1M LIBOR + 3.500%	4.74	10/12/2023	737,723	734,538	741,545
Verisure Holding AB, EURIBOR + 3.000%+	3.00	10/20/2022	500,000	589,696	591,529
Veritas Bermuda Ltd., 3M LIBOR + 4.500%	5.83	1/27/2023	564,319	562,287	569,257

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Diversified/Conglomerate Service (continued):
VF Holding Corp., 1M LIBOR + 3.250%	4.49%	6/30/2023	1,485,745	$1,492,116	$1,490,395

Total Diversified/Conglomerate Service			7,529,619	7,612,762	7,649,152

Ecological — 0.1%*:
Emerald 3 Ltd., 3M LIBOR + 7.000%	8.33	5/31/2022	196,488	195,317	181,506

Finance — 2.7%*:
Focus Financial Partners LLC, 3M LIBOR + 3.250%	4.55	7/3/2024	1,500,000	1,519,205	1,511,250
Moneygram International, Inc., 3M LIBOR + 3.250%	4.58	3/27/2020	611,118	592,985	609,976
Tempo Acquisition LLC, 1M LIBOR + 3.000%	4.24	5/1/2024	1,526,064	1,530,800	1,526,384
VFH Parent LLC, 3M LIBOR + 3.750%	5.06	12/30/2021	826,087	835,062	834,348

Total Finance			4,463,269	4,478,052	4,481,958

Healthcare, Education and Childcare — 3.3%*:
Arbor Pharmaceuticals, Inc., 3M LIBOR + 5.000%	6.33	7/5/2023	121,083	115,068	122,597
Cerba Healthcare S.A.S.+	3.00	3/31/2024	650,000	764,970	765,032
Change Healthcare Holdings, Inc., 1M LIBOR + 2.750%	3.99	3/1/2024	748,120	752,763	749,803
Endo Luxembourg Finance Co. I S.a r.l., 1M LIBOR + 4.250%	5.50	4/29/2024	177,379	176,544	178,931
Immucor, Inc., 1M LIBOR + 5.000%	6.24	6/15/2021	154,362	154,545	156,484
MModal, Inc.	9.06	1/31/2020	740,347	722,222	721,839
Ortho-Clinical Diagnostics S.A., 3M LIBOR + 3.750%	5.08	6/30/2021	1,241,265	1,224,707	1,244,244
Parexel International Corp.	4.33	8/7/2024	1,000,000	1,006,250	1,006,880
Rodenstock GmbH, EURIBOR + 4.500%+	4.13	5/30/2019	500,000	543,149	573,836

Total Healthcare, Education and Childcare			5,332,556	5,460,218	5,519,646

Home and Office Furnishings, Housewares, and Durable Consumer Products — 2.5%*:
Hayward Industries, Inc.	4.74	8/5/2024	1,000,000	1,007,500	1,005,830
Keter Group B.V., EURIBOR + 4.250%+	5.25	10/31/2023	500,000	519,783	591,689
Serta Simmons Bedding LLC, 3M LIBOR + 3.500%	4.80	11/8/2023	1,234,975	1,233,939	1,197,136
Serta Simmons Bedding LLC, 3M LIBOR + 8.000%	9.31	11/8/2024	474,667	468,300	455,386
Visual Comfort Generation Brands Holdings, Inc., 1M LIBOR + 8.000%	9.24	2/28/2025	1,000,000	995,107	992,500

Total Home and Office Furnishings, Housewares, and Durable Consumer Products			4,209,642	4,224,629	4,242,541

Hotels, Motels, Inns and Gaming — 0.8%*:
HNVR Holdco Ltd.+	4.00	9/12/2023	500,000	556,325	596,121
Tackle S.a.r.l., EURIBOR + 3.500%+	3.50	8/8/2022	600,000	704,889	704,800

Total Hotels, Motels, Inns and Gaming			1,100,000	1,261,214	1,300,921

Insurance — 2.6%*:
AssuredPartners, Inc.	4.83	10/22/2024	1,000,000	1,004,847	1,000,830
Asurion LLC, 1M LIBOR + 3.000%	4.24	11/3/2023	1,992,494	2,007,042	2,000,523

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Insurance (continued):
Hub International Ltd., 3M LIBOR + 3.000%	4.31%	10/2/2020	994,422	$999,977	$1,000,538
York Risk Services Holding Corp., 1M LIBOR + 3.750%	4.99	10/1/2021	339,180	331,897	332,905

Total Insurance			4,326,096	4,343,763	4,334,796

Leisure, Amusement, Entertainment — 0.6%*:
Delta 2 (LUX) S.a.r.l., 1M LIBOR + 3.000%+	4.24	2/1/2024	579,864	579,372	583,198
Dorna Sports, S.L.+	5.02	4/12/2024	500,000	500,000	495,625

Total Leisure, Amusement, Entertainment			1,079,864	1,079,372	1,078,823

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.1%*:
Alison Bidco S.a.r.l., 1M LIBOR + 4.500%+	5.74	8/29/2021	144,170	143,342	143,089

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			144,170	143,342	143,089

Mining, Steel, Iron and Non-Precious Metals — 1.7%*:
Big River Steel LLC, 3M LIBOR + 5.000%	6.33	8/23/2023	119,403	121,037	120,597
Boomerang Tube LLC¤††	15.00	2/1/2019	75,898	75,996	75,898
Boomerang Tube LLC, 1M LIBOR + 15.000%¤††	16.24	2/1/2019	107,280	107,280	107,280
Boomerang Tube LLC, 1M LIBOR + 17.500%¤††	18.74	2/1/2021	91,141	91,141	10,025
Boomerang Tube LLC, 1M LIBOR + 18.000%	19.24	9/1/2018	27,867	27,867	27,867
Boomerang Tube LLC¤††	20.00	2/1/2019	40,105	38,440	36,095
Fairmount Santrol, Inc., 1M LIBOR + 3.500%	4.74	9/5/2019	1,374,525	1,296,471	1,360,780
H.C. Starck GmbH, 6M LIBOR + 7.000%+	8.45	5/30/2020	700,000	713,125	721,420
Murray Energy Corp., 3M LIBOR + 7.250%	8.58	4/16/2020	202,805	199,825	185,483
Zekelman Industries, Inc., 3M LIBOR + 2.750%	4.07	6/14/2021	177,949	176,619	178,616

Total Mining, Steel, Iron and Non-Precious Metals			2,916,973	2,847,801	2,824,061

Oil and Gas — 2.9%*:
Caelus Energy Alaska O3 LLC, 3M LIBOR + 7.500%	8.82	4/15/2020	682,707	636,004	598,222
Fieldwood Energy LLC PIK, 3M LIBOR + 7.000%	8.33	9/30/2020	649,368	596,784	568,197
Fieldwood Energy LLC PIK, 3M LIBOR + 7.125%	8.46	9/30/2020	1,885,340	1,099,712	1,000,543
Floatel International, Ltd., 3M LIBOR + 5.000%	6.33	6/27/2020	198,566	197,647	154,550
Gulf Finance LLC, 3M LIBOR + 5.250%	6.59	8/25/2023	972,318	952,200	913,376
Jonah Energy LLC, 3M LIBOR + 6.500%	9.75	5/12/2021	173,566	172,220	173,132
Paragon Offshore Finance Co., 3M LIBOR + 6.000%	7.30	7/18/2022	29,688	26,414	24,641
Seadrill Partners Finco LLC, 3M LIBOR + 3.000%	4.33	2/21/2021	250,508	182,518	182,558
Southcross Holdings Borrower LP	9.00	4/13/2023	10,431	10,431	9,022

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Bank Loans (continued):

Oil and Gas (continued):
Summit Midstream Partners Holdings LLC, 1M LIBOR + 6.000%	7.24%	5/15/2022	115,046	$114,013	$116,484
UTEX Industries, Inc., 1M LIBOR + 4.000%	5.24	5/22/2021	1,261,481	1,106,536	1,135,333

Total Oil and Gas			6,229,019	5,094,479	4,876,058

Personal, Food and Miscellaneous — 0.6%*:
Atrium Innovations, Inc., 3M LIBOR + 3.500%	4.83	2/13/2021	947,156	940,651	951,892

Printing and Publishing — 0.4%*:
Springer Science+Business Media Deutschland GmbH, 3M LIBOR + 3.500%+	4.74	8/14/2020	403,735	396,225	404,409
Springer Science+Business Media Deutschland GmbH, EURIBOR + 8.000%+	9.00	8/14/2021	170,625	197,166	201,662

Total Printing and Publishing			574,360	593,391	606,071

Retail Stores — 0.3%*:
Thom Europe S.A.S, EURIBOR + 4.500%+	4.50	8/7/2024	500,000	575,710	582,718

Telecommunications — 1.1%*:
Altice Financing S.A., 3M LIBOR + 2.750%+	4.05	7/15/2025	174,010	173,597	174,119
GTCR Valor Cos., Inc., 3M LIBOR + 4.250%	5.58	6/16/2023	1,150,992	1,162,927	1,164,896
Numericable Group SA, 3M LIBOR + 2.750%+	4.06	7/31/2025	498,750	497,569	496,132

Total Telecommunications			1,823,752	1,834,093	1,835,147

Utilities — 1.0%*:
Dynegy, Inc., 1M LIBOR + 3.250%	4.49	2/7/2024	907,572	907,572	911,247
EFS Cogen Holdings I LLC, 3M LIBOR + 3.500%	4.84	6/28/2023	715,562	709,671	723,913

Total Utilities			1,623,134	1,617,243	1,635,160

Total Bank Loans			55,247,642	55,241,732	54,796,398

Corporate Bonds — 49.6%**:

Aerospace and Defense — 2.3%*:
Park Aerospace Holdings Ltd.^	4.50	3/15/2023	584,000	584,000	583,188
Swissport Financing Sarl+	9.75	12/15/2022	300,000	396,129	382,921
TransDigm, Inc.	5.50	10/15/2020	500,000	506,911	507,500
TransDigm, Inc.	6.38	6/15/2026	1,243,000	1,247,476	1,273,304
TransDigm, Inc.	6.50	5/15/2025	203,000	205,874	209,090
Triumph Group, Inc.	5.25	6/1/2022	875,000	871,872	855,313

Total Aerospace and Defense			3,705,000	3,812,262	3,811,316

Automobile — 2.0%*:
Gates Global LLC/Gates Global Co.^	6.00	7/15/2022	1,000,000	810,753	1,027,500
International Automotive Components Group SA^	9.13	6/1/2018	903,000	908,711	903,000
JB Poindexter & Co., Inc.^	9.00	4/1/2022	1,000,000	1,042,593	1,045,000
RAC Bond Co. PLC+	5.00	11/6/2022	200,000	257,760	266,591

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Automobile (continued):
Wabash National Corp.^	5.50%	10/1/2025	182,000	$182,000	$185,412

Total Automobile			3,285,000	3,201,817	3,427,503

Beverage, Food and Tobacco — 1.2%*:
Boparan Finance PLC+	5.50	7/15/2021	700,000	932,204	881,720
JBS USA LUX SA/JBS USA Finance, Inc.^	5.88	7/15/2024	700,000	717,013	701,750
Pilgrim’s Pride Corp.^	5.75	3/15/2025	186,000	189,718	192,045
US Foods, Inc.^	5.88	6/15/2024	154,000	154,000	161,315

Total Beverage, Food and Tobacco			1,740,000	1,992,935	1,936,830

Broadcasting and Entertainment — 2.4%*:
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.00	2/1/2028	1,250,000	1,250,000	1,245,687
Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	1,000,000	1,004,806	987,500
DISH DBS Corp.	7.75	7/1/2026	750,000	755,118	861,128
Sirius XM Radio, Inc.^	5.00	8/1/2027	436,000	436,000	444,720
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH+	6.25	1/15/2029	200,000	245,666	267,405
VTR Finance BV+^	6.88	1/15/2024	250,000	244,267	264,725

Total Broadcasting and Entertainment			3,886,000	3,935,857	4,071,165

Buildings and Real Estate — 0.5%*:
GEO Group, Inc. (The)	5.88	1/15/2022	500,000	478,250	518,125
William Lyon Homes, Inc.	7.00	8/15/2022	295,000	299,422	305,325

Total Buildings and Real Estate			795,000	777,672	823,450

Cargo Transport — 1.8%*:
Deck Chassis Acquisition, Inc.^	10.00	6/15/2023	580,000	580,000	651,050
Kenan Advantage Group, Inc.^	7.88	7/31/2023	1,367,000	1,367,000	1,404,592
WFS Global Holding SAS+	9.50	7/15/2022	700,000	778,917	901,319

Total Cargo Transport			2,647,000	2,725,917	2,956,961

Chemicals, Plastics and Rubber — 1.9%*:
A Schulman, Inc.	6.88	6/1/2023	1,000,000	1,032,100	1,037,500
Consolidated Energy Finance SA^	6.75	10/15/2019	670,000	673,967	681,725
Consolidated Energy Finance SA^	6.88	6/15/2025	440,000	437,864	459,800
Monitchem HoldCo 2 SA+	6.88	6/15/2022	550,000	604,873	605,387
Pinnacle Operating Corp.^	9.00	5/15/2023	453,953	557,177	428,986

Total Chemicals, Plastics and Rubber			3,113,953	3,305,981	3,213,398

Containers, Packaging and Glass — 1.9%*:
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.+	4.75	7/15/2027	350,000	450,782	471,950
Bormioli Rocco Holdings SA+	10.00	8/1/2018	100,000	108,663	119,144
Coveris Holdings SA^	7.88	11/1/2019	1,400,000	1,399,628	1,379,000
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.^	6.38	5/1/2022	1,200,000	1,192,505	1,245,000

Total Containers, Packaging and Glass			3,050,000	3,151,578	3,215,094

Diversified Natural Resources, Precious Metals and Minerals — 0.4%*:
Parker Drilling Co.	6.75	7/15/2022	750,000	674,695	598,125

Diversified/Conglomerate Manufacturing — 2.1%*:
Appvion, Inc.^¤~	9.00	6/1/2020	500,000	507,655	150,000
EnPro Industries, Inc.	5.88	9/15/2022	400,000	403,131	417,500
Griffon Corp.^	5.25	3/1/2022	1,300,000	1,297,161	1,319,500
Norican A/S+	4.50	5/15/2023	150,000	164,970	178,615

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Diversified/Conglomerate Manufacturing (continued):
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary	7.88%	6/1/2021	500,000	$511,990	$480,000
West Corp.^	5.38	7/15/2022	1,000,000	970,358	1,010,000

Total Diversified/Conglomerate Manufacturing			3,850,000	3,855,265	3,555,615

Diversified/Conglomerate Service — 4.4%*:
Carlson Travel, Inc.^	6.75	12/15/2023	938,000	965,225	930,965
Carlson Travel, Inc.^	9.50	12/15/2024	277,000	277,000	263,150
CSVC Acquisition Corp.^	7.75	6/15/2025	728,000	728,000	713,440
Nuance Communications, Inc.^	5.63	12/15/2026	1,000,000	991,176	1,060,000
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25	5/15/2023	1,357,000	1,434,146	1,497,531
ServiceMaster Co. LLC (The)^	5.13	11/15/2024	627,000	627,000	644,242
Veritas US, Inc./Veritas Bermuda Ltd.^	7.50	2/1/2023	817,000	872,075	870,105
Veritas US, Inc./Veritas Bermuda Ltd.^	10.50	2/1/2024	450,000	486,801	482,063
Zachry Holdings, Inc.^	7.50	2/1/2020	871,000	868,972	897,130

Total Diversified/Conglomerate Service			7,065,000	7,250,395	7,358,626

Electronics — 1.3%*:
CDW LLC/CDW Finance Corp.	5.00	9/1/2025	306,000	306,000	321,300
Solera LLC / Solera Finance, Inc.^	10.50	3/1/2024	376,000	426,070	428,057
TIBCO Software, Inc.^	11.38	12/1/2021	1,350,000	1,487,213	1,478,250

Total Electronics			2,032,000	2,219,283	2,227,607

Finance — 3.3%*:
Cabot Financial Luxembourg SA+	7.50	10/1/2023	350,000	466,053	510,037
Galaxy Finco Ltd.+	7.88	11/15/2021	700,000	1,008,907	956,760
Garfunkelux Holdco 2 SA+	11.00	11/1/2023	400,000	576,258	603,043
Garfunkelux Holdco 3 S.A.+	8.50	11/1/2022	700,000	980,145	1,010,788
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.75	2/1/2024	1,250,000	1,250,000	1,318,750
Jerrold Finco PLC+	6.13	1/15/2024	450,000	560,235	618,738
LPL Holdings, Inc.^	5.75	9/15/2025	550,000	556,590	570,185

Total Finance			4,400,000	5,398,188	5,588,301

Grocery — 0.8%*:
C&S Group Enterprises LLC^	5.38	7/15/2022	270,000	261,712	267,300
Post Holdings, Inc.^	5.50	3/1/2025	201,000	201,000	208,538
Post Holdings, Inc.^	5.75	3/1/2027	249,000	249,000	256,470
Premier Foods Finance PLC+	6.50	3/15/2021	400,000	587,498	545,594

Total Grocery			1,120,000	1,299,210	1,277,902

Healthcare, Education and Childcare — 4.1%*:
Alere, Inc.	6.50	6/15/2020	1,000,000	1,008,681	1,016,250
Avantor, Inc.^	6.00	10/1/2024	424,000	424,000	434,600
CHS/Community Health Systems, Inc.	6.25	3/31/2023	164,000	164,000	161,130
Cognita Financing PLC+	7.75	8/15/2021	500,000	726,364	696,800
Halyard Health, Inc.	6.25	10/15/2022	288,000	289,510	300,600
IDH Finance PLC+	6.25	8/15/2022	400,000	501,285	495,910
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA^	6.63	5/15/2022	735,000	691,366	720,300

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Healthcare, Education and Childcare (continued):
RegionalCare Hospital Partners Holdings, Inc.^	8.25%	5/1/2023	150,000	$154,226	$157,687
Tenet Healthcare Corp.^	4.63	7/15/2024	560,000	560,000	554,938
Valeant Pharmaceuticals International, Inc.	4.50	5/15/2023	100,000	91,315	100,757
Valeant Pharmaceuticals International, Inc.^	6.13	4/15/2025	1,325,000	1,117,475	1,161,031
Valeant Pharmaceuticals International, Inc.^	6.38	10/15/2020	500,000	466,776	501,250
West Street Merger Sub, Inc.^	6.38	9/1/2025	507,000	507,000	504,465

Total Healthcare, Education and Childcare			6,653,000	6,701,998	6,805,718

Hotels, Motels, Inns and Gaming — 0.5%*:
TVL Finance PLC+	8.50	5/15/2023	540,000	767,515	799,171

Insurance — 0.8%*:
AssuredPartners, Inc.^	7.00	8/15/2025	750,000	751,850	767,812
USIS Merger Sub, Inc.^	6.88	5/1/2025	500,000	500,000	509,375

Total Insurance			1,250,000	1,251,850	1,277,187

Leisure, Amusement, Entertainment — 2.0%*:
AMC Entertainment Holdings, Inc.	6.38	11/15/2024	750,000	971,195	1,017,060
CPUK Finance Ltd.+	4.88	8/28/2047	100,000	128,840	136,094
Interval Acquisition Corp.	5.63	4/15/2023	459,000	459,000	472,770
Perform Group Financing PLC+	8.50	11/15/2020	400,000	551,408	557,440
WMG Acquisition Corp.	4.13	11/1/2024	150,000	165,758	187,940
WMG Acquisition Corp.^	6.75	4/15/2022	950,000	907,947	998,687

Total Leisure, Amusement, Entertainment			2,809,000	3,184,148	3,369,991

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.7%*:
Apex Tool Group LLC^	7.00	2/1/2021	750,000	678,789	693,750
Xerium Technologies, Inc.	9.50	8/15/2021	500,000	496,230	517,500

Total Machinery Non-Agriculture, Non-Construction, Non-Electronic			1,250,000	1,175,019	1,211,250

Mining, Steel, Iron and Non-Precious Metals — 1.6%*:
Allegheny Technologies, Inc.	5.95	1/15/2021	1,000,000	1,002,272	1,020,000
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC+^	6.50	5/15/2021	166,000	166,000	173,852
Constellium NV+	7.00	1/15/2023	600,000	650,841	752,894
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.50	6/15/2025	654,000	644,593	675,255

Total Mining, Steel, Iron and Non-Precious Metals			2,420,000	2,463,706	2,622,001

Oil and Gas — 6.5%*:
Chesapeake Energy Corp.^	8.00	12/15/2022	1,000,000	1,036,028	1,077,500
Citgo Holding, Inc.^	10.75	2/15/2020	350,000	343,320	377,125
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00	2/15/2025	1,343,000	1,295,203	1,045,861
Ferrellgas LP/Ferrellgas Finance Corp.	6.75	1/15/2022	1,000,000	1,009,832	970,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63	6/15/2020	284,000	274,623	269,800
Genesis Energy LP/Genesis Energy Finance Corp.	6.00	5/15/2023	1,000,000	983,152	992,500

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Oil and Gas (continued):
Genesis Energy LP/Genesis Energy Finance Corp.	6.75%		8/1/2022	500,000	$483,847	$511,250
Jonah Energy LLC/Jonah Energy Finance Corp.^	7.25		10/15/2025	863,000	867,890	870,551
Jupiter Resources, Inc.+^	8.50		10/1/2022	1,450,000	1,232,683	1,040,375
KCA Deutag UK Finance PLC+^	9.88		4/1/2022	200,000	197,354	207,500
Kosmos Energy Ltd.^	7.88		8/1/2021	1,177,000	1,140,562	1,218,195
Sunoco LP/Sunoco Finance Corp.	5.50		8/1/2020	302,000	302,000	311,060
Sunoco LP/Sunoco Finance Corp.	6.25		4/15/2021	1,000,000	1,004,123	1,047,850
Welltec A/S+^	8.00		2/1/2019	1,000,000	1,013,584	1,000,000

Total Oil and Gas				11,469,000	11,184,201	10,939,567

Personal and Non-Durable Consumer Products Mfg. Only — 0.2%*:
Wolverine World Wide, Inc.^	5.00		9/1/2026	283,000	283,000	283,085

Personal Transportation — 2.3%*:
AA Bond Co. Ltd.+	5.50		7/31/2043	850,000	1,153,841	1,173,170
Hertz Corp. (The)	6.75		4/15/2019	1,296,000	1,294,704	1,292,760
Hertz Corp. (The)^	7.63		6/1/2022	1,285,000	1,281,272	1,325,156

Total Personal Transportation				3,431,000	3,729,817	3,791,086

Personal, Food and Miscellaneous — 0.3%*:
Ocado Group PLC+	4.00		6/15/2024	350,000	449,048	465,261

Retail Stores — 2.3%*:
House of Fraser Funding PLC, 3M GBP LIBOR + 5.750%+	6.05	#	9/15/2020	150,000	232,605	181,989
HSS Financing PLC+	6.75		8/1/2019	204,000	307,966	262,426
International Car Wash Group Financing PLC+	6.63		7/15/2019	300,000	376,961	360,442
Maxeda DIY Holding BV+	6.13		7/15/2022	200,000	228,140	247,243
Penske Automotive Group, Inc.	5.50		5/15/2026	1,345,000	1,341,113	1,390,394
Takko Luxembourg 2 S.C.A., 3 mo. EURIBOR + 7.000%+	6.67	#	4/15/2019	100,000	78,993	117,599
Takko Luxembourg 2 S.C.A.+	9.88		4/15/2019	525,000	542,867	633,838
Travelex Financing PLC+	8.00		5/15/2022	500,000	569,962	605,724

Total Retail Stores				3,324,000	3,678,607	3,799,655

Telecommunications — 1.3%*:
Altice Luxembourg SA+	6.25		2/15/2025	250,000	284,064	320,590
Virgin Media Secured Finance PLC+	6.25		3/28/2029	250,000	332,320	362,219
Wind Acquisition Finance SA+^	7.38		4/23/2021	1,200,000	1,173,127	1,248,000
Zayo Group LLC/Zayo Capital, Inc.^	5.75		1/15/2027	186,000	186,000	197,160

Total Telecommunications				1,886,000	1,975,511	2,127,969

Utilities — 0.7%*:
NRG Energy, Inc.	7.25		5/15/2026	789,000	799,606	846,203
Viridian Group Finance Co. PLC+	4.75		9/15/2024	300,000	396,000	399,668

Total Utilities				1,089,000	1,195,606	1,245,871

Total Corporate Bonds				78,192,953	81,641,081	82,799,705

Total Fixed Income				152,990,595	155,648,114	156,890,673

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

Counterparty		Strike Price	Expiration Date	Contracts	Notional	Cost	Unrealized Value	Fair Value
Purchased Option — 0.0%*:
Put Options Purchased — 0.0%*:
S&P 500 Index	Morgan Stanley & Co.	$2,100.00	12/15/2017	22	5,542,592	$105,446	$(98,780)	$6,666

EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 10.4%*:
Bank Deposit — 10.4%*:
State Street Bank & Trust Co. Euro Time Deposit	0.12%	10/2/2017	17,269,652	17,269,652	17,269,652

Total Investments			194,988,508	173,615,383	174,936,446

Other assets and liabilities – (4.9%)*					(8,117,602)

Net Assets – 100.0%					$166,818,844

OTC	Over the Counter
PIK	Payment-in-kind
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	76.5%
United Kingdom	9.1%
Germany	3.9%
France	2.8%
Netherlands	2.4%
Spain	0.9%
Other (Individually less than 1%)	4.4%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2017. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
††	Illiquid security.
~	Defaulted security.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2017.

A summary of outstanding derivatives at September 30, 2017 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED DEPRECIATION
10/12/17	Citibank N.A.	EUR	288,761	341,453	346,050	$(4,597)
10/12/17	Goldman Sachs & Co.	GBP	300,000	402,121	407,804	(5,683)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(10,280)

See accompanying Notes to the Schedule of Investments.

Barings Global Credit Income Opportunities Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/12/17	Goldman Sachs & Co.	EUR	10,057,100	11,892,272	12,122,905	$230,633
10/12/17	Citibank N.A.	EUR	487,080	575,960	578,113	2,153
10/12/17	Goldman Sachs & Co.	GBP	9,982,119	13,380,084	13,207,211	(172,873)
10/12/17	Citibank N.A.	GBP	298,897	400,643	400,407	(236)

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$59,677

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 79.3%*:

Asset-Backed Securities — 30.3%*:

CDO/CLO — 4.2%*:
AIMCO CLO 2014-AA AR, 3M USD LIBOR + 1.100%^	2.41	#%	7/20/2026	1,200,000	$1,200,000	$1,199,992
ALM Loan Funding VII 2012-7A A1R, 3M USD LIBOR + 1.480%^	2.78	#	10/15/2028	390,000	390,000	394,036
ALM XIV Ltd. 2014-14A A1R, 3M USD LIBOR + 1.150%^	2.46	#	7/28/2026	570,000	570,000	571,660
Apidos CLO XXV 2016-25A A1, 3M USD LIBOR + 1.460%^	2.77	#	10/20/2028	470,000	470,000	471,789
Avery Point III CLO Ltd. 2013-3A AR, 3M USD LIBOR + 1.120%^	2.42	#	1/18/2025	800,000	800,000	802,098
BlueMountain CLO Ltd. 2015-2A A1, 3M USD LIBOR + 1.430%^	3.08	#	7/18/2027	500,000	493,251	501,723
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R, 3M USD LIBOR + 1.200%^	2.50	#	10/15/2026	250,000	250,000	251,565
Denali Capital CLO X Ltd. 2013 1A A1LR+	2.39		10/26/2027	2,420,000	2,420,000	2,420,000
Galaxy XX CLO Ltd. 2015-20A A, 3M USD LIBOR + 1.450%^	3.05	#	7/20/2027	250,000	247,209	250,890
LCM XIV LP 2014-A, 3M USD LIBOR + 1.150%^	2.45	#	7/15/2025	700,000	699,221	701,553
LCM XXIII Ltd. 23A A1, 3M USD LIBOR + 1.400%^	2.71	#	10/20/2029	610,000	610,000	614,540
Madison Park Funding XIV Ltd. 2014-14A A1R, 3M USD LIBOR + 1.120%^	2.43	#	7/20/2026	290,000	290,000	291,440
Madison Park Funding XXII Ltd. 2016-22A A, 3M USD LIBOR + 1.480%^	2.79	#	10/25/2029	350,000	350,000	353,598
Magnetite XI Ltd. 2014-11A A1R, 3M USD LIBOR + 1.120%^	2.42	#	1/18/2027	890,000	890,000	891,957
Magnetite XVIII Ltd. 2016-8A A, 3M USD LIBOR + 1.400%^	2.72	#	11/15/2028	380,000	380,000	384,297
OHA Loan Funding Ltd. 2015-1A AR, 3M USD LIBOR + 1.410%^	2.73	#	8/15/2029	840,000	840,000	850,924
Race Point VIII CLO Ltd. 2013-8A AR, 3M USD LIBOR + 1.340%^	2.66	#	2/20/2030	1,320,000	1,320,000	1,325,118
Seneca Park CLO Ltd. 2014-1A AR, 3M USD LIBOR + 1.120%^	2.42	#	7/17/2026	360,000	360,000	361,784
Symphony CLO XV Ltd. 2014-15A AR, 3M USD LIBOR + 1.180%^	2.48	#	10/17/2026	1,100,000	1,100,000	1,104,144
TCI-Symphony CLO Ltd. 2016-1A A, 3M USD LIBOR + 1.480%^	2.78	#	10/13/2029	320,000	320,000	325,666
Treman Park CLO Ltd. 2015-1A AR, 3M USD LIBOR + 1.370%^	2.68	#	4/20/2027	970,000	970,000	975,115

Total CDO/CLO				14,980,000	14,969,681	15,043,889

Other Asset-Backed Securities — 26.1%*:
321 Henderson Receivables II LLC 2006-3A A1, 1M USD LIBOR + 0.200%^	1.43	#	9/15/2041	146,623	142,408	138,612
Access Group, Inc. 2015-1 A, 1M USD LIBOR + 0.700%^	1.94	#	7/25/2056	145,712	142,538	145,891
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%^	2.74	#	7/25/2058	100,000	86,448	85,921
AccessLex Institute 2002-A A2¤	1.96	#	9/25/2037	700,000	645,181	695,800
AccessLex Institute 2004-A A3, 28 day ARS	1.70	#	7/1/2039	1,400,000	1,373,809	1,378,576

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
AccessLex Institute 2005-1 A3, 3M USD LIBOR + 0.150%	1.47	#%	6/22/2022	52,745	$52,162	$52,716
Accredited Mortgage Loan Trust 2004-04 A2D, 1M USD LIBOR + 0.700%	1.94	#	1/25/2035	553,793	542,956	556,455
American Credit Acceptance Receivables Trust 2016-1A A^	2.37		5/12/2020	5,497	5,497	5,498
American Credit Acceptance Receivables Trust 2016-2 A^	2.22		7/13/2020	85,322	85,320	85,393
American Credit Acceptance Receivables Trust 2017-1 B^	2.39		2/16/2021	580,000	579,952	579,487
AmeriCredit Automobile Receivables Trust 2014-1 D	2.54		6/8/2020	310,000	309,714	311,514
Arbys Funding LLC 2015-1A A2^	4.97		10/30/2045	78,600	78,600	81,133
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2004-W10, 1M USD LIBOR + 0.900%	2.14	#	10/25/2034	307,688	279,615	295,236
ARI Fleet Lease Trust 2016-A A3^	2.11		7/15/2024	200,000	199,967	200,062
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE1 M1, 1M USD LIBOR + 0.750%	1.99	#	3/25/2035	395,792	393,462	401,847
Avis Budget Rental Car Funding AESOP LLC Series 2012-3A A^	2.10		3/20/2019	240,000	239,320	240,238
BlueVirgo Trust 2015-1A^	3.00		12/15/2022	179,102	178,494	179,858
BRE Grand Islander Timeshare Issuer 2017-A LLC^	2.94		5/25/2029	298,381	298,307	297,703
BRE Grand Islander Timeshare Issuer 2017-A LLC^	3.24		5/25/2029	245,725	245,691	244,527
Capital Automotive LLC 2017-1A A1^	3.87		4/15/2047	308,708	308,619	309,012
CarFinance Capital Auto Trust 2013-2A^	4.04		8/15/2019	358,296	359,339	358,641
CarFinance Capital Auto Trust 2014-2^	1.44		11/16/2020	43,521	43,251	43,496
Cazenovia Creek Funding I LLC 2015-1A A^	2.00		12/10/2023	76,651	75,970	76,315
Centex Home Equity Loan Trust 2006-A AV4, 1M USD LIBOR + 0.250%	1.49	#	6/25/2036	179,413	175,238	179,935
Chesapeake Funding II LLC 2016-2A A1^	1.88		6/15/2028	245,515	245,503	245,568
Citigroup Mortgage Loan Trust Asset Backed Pass-Through Certificates 2005-OPT3 M2, 1M USD LIBOR + 0.675%	1.91	#	5/25/2035	228,971	228,417	229,347
CKE Restaurant Holdings, Inc. 2013-1A A2^	4.47		3/20/2043	431,563	435,594	434,852
CLI Funding V LLC 2013-1A^	2.83		3/18/2028	53,400	53,158	52,884
CLI Funding V LLC 2013-2A^	3.22		6/18/2028	1,081,230	1,069,056	1,079,246
CLI Funding V LLC 2014-1A A^	3.29		6/18/2029	168,417	163,833	168,086
CLI Funding VI LLC 2017-1A A^	3.62		5/18/2042	626,139	626,069	626,162
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	1.79	#	1/15/2037	200,391	176,601	183,557
Commonbond Student Loan Trust 2017-A-GS^	5.28		5/25/2041	710,000	709,913	706,204
CPS Auto Receivables Trust 2013-A A^	1.31		6/15/2020	70,767	70,591	70,752
CPS Auto Receivables Trust 2014-D A^	1.49		4/15/2019	1,052	1,050	1,052
CPS Auto Receivables Trust 2015-B A^	1.65		11/15/2019	55,787	55,492	55,788

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
CPS Auto Receivables Trust 2015-C A^	1.77%		6/17/2019	7,657	$7,656	$7,658
CPS Auto Receivables Trust 2015-C B^	2.55		2/18/2020	100,000	99,990	100,329
CPS Auto Receivables Trust 2016-A A^	2.25		10/15/2019	34,474	34,473	34,518
CPS Auto Receivables Trust 2016-B A^	2.07		11/15/2019	80,611	80,609	80,655
CPS Auto Receivables Trust 2016-C A^	1.62		1/15/2020	71,541	71,541	71,441
CPS Auto Receivables Trust 2016-C B^	2.48		9/15/2020	180,000	179,987	179,568
CPS Auto Trust 2017-A B^	2.68		5/17/2021	1,200,000	1,200,000	1,207,035
Credit Suisse ABS Repackaging Trust 2013-A B^	2.50		1/25/2030	70,905	67,633	67,292
DB Master Finance LLC 2015-1A A2I^	3.26		2/20/2045	994,500	991,550	996,061
DB Master Finance LLC 2015-1A A2II^	3.98		2/20/2045	1,170,000	1,178,640	1,194,805
Diamond Resorts Owner Trust 2013-1^	1.95		1/20/2025	328,561	326,724	326,936
Diamond Resorts Owner Trust 2013-2 A^	2.27		5/20/2026	457,179	453,907	455,343
Diamond Resorts Owner Trust 2015-1 A^	2.73		7/20/2027	27,900	27,897	27,809
Diamond Resorts Owner Trust 2015-2^	2.99		5/22/2028	107,655	108,804	107,217
Diamond Resorts Owner Trust 2015-2 B^	3.54		5/22/2028	39,147	39,145	39,089
Diamond Resorts Owner Trust 2016-1^	3.08		11/20/2028	795,139	795,139	788,275
Domino’s Pizza Master Issuer LLC 2015 1A-A2I^	3.48		10/25/2045	335,750	330,027	339,262
DRB Prime Student Loan Trust 2015-A A2^	3.06		7/25/2031	74,143	73,243	74,847
DRB Prime Student Loan Trust 2015-B A2^	3.17		7/25/2031	205,010	204,246	207,974
DRB Prime Student Loan Trust 2015-B A3^	2.54		4/27/2026	34,597	34,594	34,223
DRB Prime Student Loan Trust 2015-D A1, 1M USD LIBOR + 1.700%^	2.94	#	1/25/2040	248,131	245,043	253,008
DRB Prime Student Loan Trust 2015-D A2^	3.20		1/25/2040	839,873	839,006	847,746
DRB Prime Student Loan Trust 2016-A A1, 1M USD LIBOR + 2.000%^	3.24	#	4/25/2040	207,099	206,681	206,547
DRB Prime Student Loan Trust 2016-B A2^	2.89		6/25/2040	226,801	226,735	226,389
DRB Prime Student Loan Trust 2016-R A1, 1M USD LIBOR + 1.900%^¤	3.14	#	10/25/2044	1,276,267	1,276,267	1,280,734
Drive Auto Receivables Trust 2015-AA C^	3.06		5/17/2021	333,776	337,000	335,064
Drive Auto Receivables Trust 2016-BA^	2.56		6/15/2020	110,762	110,759	110,961
Drive Auto Receivables Trust 2017-1 C	2.84		4/15/2022	350,000	349,953	352,147
Drive Auto Receivables Trust 2017-2 C	2.75		9/15/2023	200,000	199,991	199,679
Drug Royalty Corp Inc. 2012-1 A1, 3M USD LIBOR + 5.250%^	6.13	#	7/15/2024	34,128	34,835	34,527
DT Auto Owner Trust 2016-1A B^	2.79		5/15/2020	100,520	100,517	100,622
DT Auto Owner Trust 2016-2A B^	2.92		5/15/2020	393,012	393,006	393,605
Earnest Student Loan Program LLC 2016-B A1, 1M USD LIBOR + 2.050%^	3.29	#	2/26/2035	269,962	269,962	270,903
Earnest Student Loan Program LLC 2016-C A2^	2.68		7/25/2035	406,539	404,243	402,790
Earnest Student Loan Program LLC 2016-D A2^	2.72		1/25/2041	463,410	463,267	462,886
ECMC Group Student Loan Trust 2016-1A A, 1M USD LIBOR + 1.350%^	2.59	#	7/26/2066	493,156	493,156	493,466
ECMC Group Student Loan Trust 2017-1A A, 1M USD LIBOR + 1.200%^	2.44	#	12/27/2066	1,511,908	1,511,908	1,513,240

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Education Loan Asset-Backed Trust I 2013-1 A1, 1M USD LIBOR + 0.800%^	2.04	#%	6/25/2026	524,202	$518,197	$524,748
Elara HGV Timeshare Issuer LLC 2014-A B^	3.02	#	2/25/2027	31,789	31,538	31,806
Elara HGV Timeshare Issuer LLC 2016-A A^	2.73		4/25/2028	242,007	242,003	235,298
Element Rail Leasing II LLC 2015-1A A1+^	2.71		2/19/2045	408,333	404,773	406,310
Element Rail Leasing II LLC 2015-1A A1+^	3.97		3/19/2046	134,391	134,391	137,659
Element Rail Leasing II LLC 2016-1A A2+^	5.05		3/19/2046	800,000	813,243	848,518
Entegry New Orleans Storm Recovery Funding I LLC 2015-1 A	2.67		6/1/2027	149,852	149,821	150,940
Enterprise Fleet Financing LLC 2016-1 A2^	1.83		9/20/2021	359,760	359,724	360,038
Enterprise Fleet Financing LLC 2017-1 A3^	2.60		7/20/2022	240,000	239,947	242,492
Exeter Automobile Receivables Trust 2015-2A C^	3.90		3/15/2021	800,000	809,636	812,514
Exeter Automobile Receivables Trust 2015-3A A^	2.00		3/16/2020	14,818	14,822	14,819
Exeter Automobile Receivables Trust 2016-3A B^	2.84		8/16/2021	240,000	239,965	239,256
Exeter Automobile Receivables Trust 2017-1A B^	3.00		12/15/2021	430,000	429,916	430,535
First Franklin Mortgage Loan Trust 2004-FFH4 M5, 1M USD LIBOR + 1.575%	2.81	#	1/25/2035	347,555	349,184	351,977
First Franklin Mortgage Loan Trust 2005 FF3 M3, 1M USD LIBOR + 0.720%	1.96	#	4/25/2035	103,880	103,384	103,885
First Investors Auto Owner Trust 2015-2A A1^	1.59		12/16/2019	1,415	1,415	1,415
First Investors Auto Owner Trust 2016-1A A1^	1.92		5/15/2020	85,572	85,571	85,624
First Investors Auto Owner Trust 2016-2A B^	2.21		7/15/2022	520,000	519,977	516,611
Flagship Credit Auto Trust 2015-2 A^	1.98		10/15/2020	34,036	34,034	34,073
Flagship Credit Auto Trust 2015-3 A^	2.38		10/15/2020	245,728	246,488	246,538
Flagship Credit Auto Trust 2016-1 A^	2.77		12/15/2020	198,908	198,581	200,154
Flagship Credit Auto Trust 2016-3 B^	2.43		6/15/2021	310,000	309,978	310,858
Flagship Credit Auto Trust 2016-4 B^	2.41		10/15/2021	940,000	939,903	940,447
Flagship Credit Auto Trust 2016-4 C^	2.71		11/15/2022	410,000	409,981	407,022
Flagship Credit Auto Trust 2017-1 B^	2.83		3/15/2023	895,000	894,974	898,411
FNA Trust 2015-1 A^	3.24		12/10/2023	145,590	145,653	144,929
FRS I LLC 2013-1A A1^	1.80		4/15/2043	26,173	25,912	25,960
Global SC Finance II SRL 2014-1A A1+^	3.19		7/17/2029	211,833	211,790	210,364
Global SC Finance IV Ltd.+^	3.85		4/15/2037	424,154	424,004	428,485
Goal Capital Funding Trust 2010-1 A, 3M USD LIBOR + 0.700%^	2.02	#	8/25/2048	203,585	195,446	201,824
Goal Structured Solution Trust 2015-1 B, 1M USD LIBOR + 1.500%^	2.74	#	9/25/2043	100,000	76,208	89,611

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Goodgreen Trust 2016-1 A^¤	3.23%		10/15/2052	591,759	$591,468	$579,243
GSAMP Trust 2005-SEA2 A1, 1M USD LIBOR + 0.350%^	1.59	#	1/25/2045	33,467	32,194	33,367
HERO Funding Trust 2015-1A^	3.84		9/21/2040	955,183	972,706	992,196
HERO Funding Trust 2016-4A A1^	3.57		9/20/2047	406,673	406,512	410,814
HERO Funding Trust 2017-2A A1^	3.28		9/20/2048	138,354	138,336	139,213
HERO Funding Trust 2017-2A A2^	4.07		9/20/2048	108,706	111,403	111,520
Higher Education Funding I 2004-1 B1, 28 day ARS^	2.10	#	1/1/2044	950,000	826,479	882,240
Hilton Grand Vacations Trust 2013-A A^	2.28		1/25/2026	57,108	56,331	56,897
Hilton Grand Vacations Trust 2017-AA B^	2.96	#	12/26/2028	366,565	366,548	364,970
Laurel Road Prime Student Loan Trust 2017-B CFX^	3.61		8/25/2042	520,000	519,920	520,241
Lendmark Funding Trust 2017-1A^	2.83		12/22/2025	310,000	309,939	310,105
Mariner Finance Issuance Trust 2017-AA A^	3.62		2/20/2029	480,000	479,909	482,643
Marlette Funding Trust 2016-1A A^	3.06		1/17/2023	369,783	370,119	371,024
Marlette Funding Trust 2017-1A A^	2.83		3/15/2024	741,958	741,958	745,066
Marlette Funding Trust 2017-2^	2.39		7/15/2024	491,525	491,525	492,004
Miramax LLC 2014-1A A2^	3.34		7/20/2026	112,056	112,403	112,411
Mosaic Solar Loans LLC 2017-1A A^	4.45		6/20/2042	126,048	126,013	127,608
MVW Owner Trust 2013-1A A^	2.15		4/22/2030	370,328	367,519	368,270
MVW Owner Trust 2015-1A A^	2.52		12/20/2032	47,131	47,128	46,636
MVW Owner Trust 2016-1A A^	2.25		12/20/2033	75,784	75,776	74,669
MVW Owner Trust 2017-1A A^	2.42		12/20/2034	118,934	118,916	118,488
Nations Equipment Finance Funding III LLC 2016-1A A^	3.61		2/20/2021	145,831	145,829	146,283
Navient Student Loan Trust 2017-3A A3, 1M USD LIBOR + 1.050%^	2.29	#	7/26/2066	1,000,000	1,000,000	1,007,956
Navient Student Loan Trust 2015-1 B, 1M USD LIBOR + 1.500%	2.74	#	7/25/2052	1,100,000	1,094,503	1,094,462
Navient Student Loan Trust 2015-2 A3, 1M USD LIBOR + 0.570%	1.81	#	11/26/2040	500,000	492,705	498,234
Navient Student Loan Trust 2016-5A A, 1M USD LIBOR + 1.250%^	2.49	#	6/25/2065	1,108,249	1,113,097	1,130,476
Navient Student Loan Trust 2016-6 A3, 1M USD LIBOR + 1.300%^	2.54	#	3/25/2066	1,100,000	1,100,000	1,134,528
Navient Student Loan Trust 2017-1A A3, 1M USD LIBOR + 1.150%^	2.39	#	7/26/2066	1,300,000	1,300,000	1,324,983
Navient Student Loan Trust 2017-4A A3, 1M USD LIBOR + 1.000%^	2.24	#	9/27/2066	650,000	650,000	649,996
Navient Student Loan Trust 2017-5A A, 1M USD LIBOR + 1.000%^	2.05	#	7/26/2066	650,000	649,247	649,996
Navistar Financial Dealer Note Master Owner Trust II 2016-1 A, 1M LIBOR + 1.350%^	2.58	#	9/27/2021	550,000	550,000	553,856
Navitas Equipment Receivables LLC 2015-1 A2^	2.12		11/15/2018	52,051	52,043	52,060
Nelnet Private Education Loan Trust 2016-A A1A, 1M USD LIBOR + 1.750%^	2.99	#	12/26/2040	376,975	376,975	377,713
Nelnet Private Education Loan Trust 2016-A A1B^	3.60		12/26/2040	271,429	269,657	270,775

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Nelnet Student Loan Trust 2006-2 A6, 3M USD LIBOR + 0.120%	1.43	#%	4/25/2031	280,000	$273,997	$279,761
Nelnet Student Loan Trust 2014-6A A, 1M USD LIBOR + 0.650%^	1.89	#	11/25/2052	371,048	359,513	367,239
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2^	2.58		10/15/2049	1,950,000	1,950,000	1,935,524
NextGear Floorplan Master Owner Trust 2015-2A A^	2.38		10/15/2020	100,000	99,994	100,361
NextGear Floorplan Master Owner Trust 2016-1A A1, 1M LIBOR + 1.700%^	2.93	#	4/15/2021	490,000	490,000	499,554
NextGear Floorplan Master Owner Trust 2016-2A A2^	2.19		9/15/2021	762,000	759,727	759,871
Northstar Education Finance, Inc. 2005-1 A5, 3M USD LIBOR + 0.750%	2.06	#	10/30/2045	197,311	189,028	196,031
NorthStar Student Loan Trust III 2016-1 A, 1M USD LIBOR + 1.250%^	2.49	#	5/27/2036	255,624	244,543	247,416
NovaStar Mortgage Funding Trust 2004-4 M5, 1M LIBOR + 1.725%	2.96	#	3/25/2035	600,000	599,817	605,789
NRZ Advance Receivables Trust 2016-T4 AT4^	3.11		12/15/2050	900,000	900,000	890,026
OnDeck Asset Securitization Trust II LLC 2016-1A A^	4.21		5/17/2020	110,000	109,995	109,528
OneMain Financial Issuance Trust 2014-2A A^	2.47		9/18/2024	30,760	30,850	30,795
Oportun Funding VI LLC 2017-A A^	3.23		6/8/2023	500,000	499,930	503,574
Orange Lake Timeshare Trust 2016-A A^	2.61		3/8/2029	243,600	243,574	242,868
Oscar US Funding Trust II 2015 1A A3+^	1.86		10/15/2019	361,830	361,062	361,023
Oscar US Funding Trust II 2015 1A A4+^	2.44		6/15/2022	270,000	263,659	268,219
Oscar US Funding Trust IV 2016 1A A2B, 1M USD LIBOR + 1.700%+^	2.93	#	7/15/2020	82,176	82,176	82,380
Oscar US Funding Trust IV 2016-1A A2A+^	2.53		7/15/2020	205,440	205,875	205,631
Oscar US Funding Trust V 2016-2A A2A+^	2.31		11/15/2019	300,542	300,516	300,571
Oscar US Funding Trust VI LLC 2017-1A A3+^	2.82		6/10/2021	370,000	369,941	371,508
Oscar US Funding Trust VI LLC 2017-1A A4+^	3.30		5/10/2024	500,000	501,993	503,326
Oxford Finance Funding LLC 2016-1A A^	3.97		6/17/2024	170,000	170,000	171,650
PHEAA Student Loan Trust 2016-2A A, 1M USD LIBOR + 0.950%^	2.19	#	11/25/2065	722,976	722,976	724,278
Popular ABS Mortgage Pass-Through Trust 2006-B A3, 1M USD LIBOR + 0.280%	1.52	#	5/25/2036	92,848	89,224	92,657
Prestige Auto Receivables Trust 2015-1 B^	2.04		4/15/2021	260,000	260,718	260,214
Santander Drive Auto Receivables Trust 2014-4 D	3.10		11/16/2020	540,000	544,782	547,894
Santander Drive Auto Receivables Trust 2015-2 C	2.44		4/15/2021	720,000	724,550	723,389

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Santander Drive Auto Receivables Trust 2016-1 A3	1.62%		3/16/2020	135,882	$135,869	$135,900
Santander Drive Auto Receivables Trust 2016-1 B	2.47		12/15/2020	360,000	359,987	361,418
Santander Drive Auto Receivables Trust 2016-1 D	4.02		4/15/2022	430,000	438,683	441,454
SBA Tower Trust 2014-1A C^	2.90		10/15/2044	590,000	591,532	593,653
Sierra Timeshare Receivables Funding LLC 2014-1A A^	2.07		3/20/2030	73,060	72,642	72,956
Sierra Timeshare Receivables Funding LLC 2014-2A A^	2.05	#	6/20/2031	63,261	62,583	63,154
Sierra Timeshare Receivables Funding LLC 2014-3A A^	2.30		10/20/2031	244,389	242,975	244,164
Sierra Timeshare Receivables Funding LLC 2015 3A B^	3.08		9/20/2032	34,482	34,482	34,549
Sierra Timeshare Receivables Funding LLC 2015-1A A^	2.40		3/22/2032	184,407	182,218	183,943
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02		6/20/2032	28,509	28,504	28,572
Sierra Timeshare Receivables Funding LLC 2015-3A A^	2.58		9/20/2032	34,482	34,476	34,486
Sierra Timeshare Receivables Funding LLC 2017-1A A^	2.91		3/20/2034	1,110,764	1,114,950	1,119,541
SLC Private Student Loan Trust 2006-A A5, 3M USD LIBOR + 0.170%	1.47	#	7/15/2036	71,758	71,358	71,758
SLC Private Student Loan Trust 2006-A C, 3M USD LIBOR + 0.450%	1.75	#	7/15/2036	350,000	310,429	319,852
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	1.52	#	2/15/2045	472,439	412,741	434,737
SLM Student Loan Trust 2003-12 A5, 3M USD LIBOR + 0.280%^	1.60	#	9/15/2022	23,082	22,947	23,094
SLM Student Loan Trust 2003-14 A6, 3M USD LIBOR + 0.300%	1.61	#	7/25/2025	40,000	38,587	39,789
SLM Student Loan Trust 2003-4 B, 3M USD LIBOR + 0.650%	1.97	#	6/15/2038	126,004	115,648	118,360
SLM Student Loan Trust 2004-3A A6A, 3M USD LIBOR + 0.550%^	1.86	#	10/25/2064	1,550,000	1,522,116	1,517,084
SLM Student Loan Trust 2005-4 B, 3M USD LIBOR + 0.180%	1.49	#	7/25/2055	413,684	345,305	385,034
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	1.60	#	1/25/2044	1,026,008	940,782	967,340
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	1.52	#	10/25/2040	452,686	391,161	419,839
SLM Student Loan Trust 2006-9 A5, 3M USD LIBOR + 0.100%	1.41	#	1/26/2026	110,144	107,460	110,077
SLM Student Loan Trust 2012-5 A2, 1M USD LIBOR + 0.300%	1.54	#	6/25/2019	16,357	16,299	16,362
SMB Private Education Loan Trust 2014-A A2B, 1M USD LIBOR + 1.150%^	2.38	#	5/15/2026	809,471	816,027	820,620
SMB Private Education Loan Trust 2015-A, 1M USD LIBOR + 1.500%^	2.73	#	2/17/2032	900,000	921,544	927,052
SMB Private Education Loan Trust 2015-A A2B, 1M USD LIBOR + 1.000%^	2.23	#	6/15/2027	100,000	98,333	100,973
SMB Private Education Loan Trust 2015-C A3, 1M USD LIBOR + 1.950%^	3.18	#	8/16/2032	700,000	731,827	731,049

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
SMB Private Education Loan Trust 2016-A A1, 1M USD LIBOR + 0.700%^	1.93	#%	5/15/2023	156,103	$156,103	$156,214
SMB Private Education Loan Trust 2016-B A2B, 1M USD LIBOR + 1.450%^	2.68	#	2/17/2032	132,000	132,000	135,652
SMB Private Education Loan Trust 2016-C, 1M USD LIBOR + 1.100%^	2.33	#	9/15/2034	280,000	280,000	284,867
SoFi Consumer Loan Program 2017-3 LLC^	2.77		5/25/2026	1,030,714	1,030,714	1,035,268
SoFi Consumer Loan Program LLC 2016-1A A^	3.26		8/25/2025	755,152	757,885	766,945
SoFi Consumer Loan Program LLC 2016-2A A^	3.09		10/27/2025	312,687	312,644	315,870
SoFi Consumer Loan Program LLC 2016-3 A^	3.05		12/26/2025	273,311	273,306	276,028
SoFi Consumer Loan Program LLC 2016-5 A^¤	3.06		9/25/2028	1,554,718	1,549,751	1,567,967
SoFi Consumer Loan Program LLC 2017-2 A^	3.28		2/25/2026	690,452	689,366	699,818
SoFi Consumer Loan Program Trust 2015-1 A^	3.28		9/15/2023	707,815	708,189	714,165
SoFi Professional Loan Program 2015-A LLC^¤	Zero Coupon		3/25/2033	300	844,125	660,000
SoFi Professional Loan Program LLC 2015-C A2^	2.51		8/25/2033	49,175	48,931	49,264
SoFi Professional Loan Program LLC 2016 A A1, 1M USD LIBOR + 1.750%^	2.99	#	8/25/2036	196,015	194,332	200,866
SoFi Professional Loan Program LLC 2016-B A1, 1M USD LIBOR + 1.200%^	2.44	#	6/25/2033	226,351	226,351	228,699
SoFi Professional Loan Program LLC 2016-B A2A^	1.68		3/25/2031	120,393	120,384	120,331
SoFi Professional Loan Program LLC 2016-D A1, 1M USD LIBOR + 0.950%^	2.19	#	1/25/2039	151,577	151,577	153,155
SoFi Professional Loan Program LLC 2016-E A2B^	2.49		1/25/2036	330,000	329,365	328,907
SoFi Professional Loan Program LLC 2017-D R1^	Zero Coupon		9/25/2040	1,233,700	701,304	698,151
SpringCastle America Funding LLC 2016-AA A^	3.05		4/25/2029	535,318	535,298	538,966
Springleaf Funding Trust 2016-AA A^	2.90		11/15/2029	1,560,000	1,559,772	1,564,350
SPS Servicer Advance Receivable 2016-T1 AT1^	2.53		11/16/2048	1,040,000	1,039,910	1,031,613
SVO VOI Mortgage LLC 2012-AA A^	2.00		9/20/2029	352,849	348,201	348,955
Taco Bell Funding LLC 2016-1A A2I^	3.83		5/25/2046	326,700	327,768	332,723
TAL Advantage LLC 2017-1A A^	4.50		4/20/2042	692,417	700,728	717,927
TAL Advantage V LLC^	3.27		11/21/2039	430,000	425,452	427,813
Trafigura Securitisation Finance PLC 2017-1, 1M USD LIBOR + 1.700%+^	2.93	#	12/15/2020	900,000	903,220	904,624
Trinity Rail Leasing LP 2012-1A A1^	2.27		1/15/2043	57,077	55,401	56,290
TRIP Rail Master Funding LLC 2011-1A A2^	6.02		7/15/2041	1,250,000	1,334,903	1,347,018

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
TRIP Rail Master Funding LLC 2014-1A A2^	4.09%		4/15/2044	700,000	$713,998	$710,385
TRIP Rail Master Funding LLC 2017-1A A1^¤	2.71		8/15/2047	245,146	245,142	246,371
Triton Container Finance IV LLC 2017-2A A^	3.62		8/20/2042	893,149	893,046	898,418
VSE VOI Mortgage LLC 2016-A A^	2.54		7/20/2033	623,681	623,620	619,408
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	1.61	#	10/25/2040	789,931	723,700	723,370
Welk Resorts LLC 2017-A A B	3.41		6/15/2033	389,601	389,536	388,827
Wendys Funding LLC 2015 1A A2I^	3.37		6/15/2045	931,000	929,268	939,351
Westgate Resorts LLC 2015-2A A^	3.20		7/20/2028	212,636	212,388	212,934
Westgate Resorts LLC 2017-1A A^	3.05		12/20/2030	478,171	478,077	476,132
Westlake Automobile Receivables Trust 2016-1A A2B, 1M USD LIBOR + 1.050%^	2.28	#	1/15/2019	27,349	27,349	27,371
Westlake Automobile Receivables Trust 2016-2A A2^	1.57		6/17/2019	109,023	109,019	109,005

Total Other Asset-Backed Securities				92,980,927	92,654,914	93,197,984

Total Asset-Backed Securities				107,960,927	107,624,595	108,241,873

Corporate Bonds — 44.0%*:

Advertising — 0.3%*:
S&P Global, Inc.	2.50		8/15/2018	260,000	260,372	261,774
S&P Global, Inc.	3.30		8/14/2020	700,000	722,129	718,073

Total Advertising				960,000	982,501	979,847

Aerospace/Defense — 0.9%*:
Harris Corp.	2.00		4/27/2018	995,000	995,854	996,737
Harris Corp.	2.70		4/27/2020	590,000	592,924	596,194
L-3 Communications Corp.	5.20		10/15/2019	1,435,000	1,500,775	1,525,049

Total Aerospace/Defense				3,020,000	3,089,553	3,117,980

Agriculture — 1.0%*:
Bunge Ltd. Finance Corp.	3.00		9/25/2022	90,000	89,889	90,103
Bunge Ltd. Finance Corp.	3.50		11/24/2020	1,620,000	1,653,340	1,667,445
Imperial Brands Finance PLC+^	2.05		7/20/2018	335,000	334,535	335,134
Imperial Brands Finance PLC+^	2.95		7/21/2020	1,347,000	1,368,936	1,367,444

Total Agriculture				3,392,000	3,446,700	3,460,126

Airlines — 0.5%*:
Delta Air Lines, Inc.	3.63		3/15/2022	1,050,000	1,053,973	1,079,190
WestJet Airlines Ltd.+^	3.50		6/16/2021	760,000	760,236	773,225

Total Airlines				1,810,000	1,814,209	1,852,415

Auto Manufacturers — 1.0%*:
General Motors Co.	3.50		10/2/2018	250,000	252,044	254,060
General Motors Financial Co., Inc.	3.20		7/13/2020	1,350,000	1,347,465	1,382,543
Hyundai Capital America^	2.00		7/1/2019	70,000	69,971	69,402
Hyundai Capital America^	2.40		10/30/2018	150,000	150,030	150,544
Hyundai Capital America^	2.55		2/6/2019	838,000	842,952	839,278
Hyundai Capital America^	3.00		10/30/2020	280,000	283,898	281,792
Nissan Motor Acceptance Corp.+^	1.90		9/14/2021	670,000	665,610	656,497

Total Auto Manufacturers				3,608,000	3,611,970	3,634,116

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Auto Parts&Equipment — 0.5%*:
Lear Corp.	5.38%	3/15/2024	1,660,000	$1,773,815	$1,768,582

Beverages — 0.5%*:
Anheuser-Busch InBev Finance, Inc.+	2.65	2/1/2021	965,000	976,632	980,672
Coca-Cola Femsa SAB de CV+	2.38	11/26/2018	668,000	672,006	672,473
Molson Coors Brewing Co.	2.10	7/15/2021	325,000	322,755	320,456

Total Beverages			1,958,000	1,971,393	1,973,601

Biotechnology — 0.4%*:
Celgene Corp.	2.13	8/15/2018	420,000	420,343	421,757
Celgene Corp.	2.25	5/15/2019	250,000	250,252	251,072
Celgene Corp.	2.88	8/15/2020	850,000	867,467	867,640

Total Biotechnology			1,520,000	1,538,062	1,540,469

Chemicals — 2.5%*:
Air Liquide Finance SA+^	1.75	9/27/2021	700,000	690,712	686,351
Airgas, Inc.+	2.38	2/15/2020	250,000	248,633	251,377
Airgas, Inc.+	3.05	8/1/2020	660,000	670,744	675,072
CF Industries, Inc.	6.88	5/1/2018	1,470,000	1,511,291	1,510,425
CF Industries, Inc.	7.13	5/1/2020	200,000	220,324	222,000
Dow Chemical Co. (The)	8.55	5/15/2019	125,000	137,837	138,025
Ecolab, Inc.	2.00	1/14/2019	740,000	743,515	742,989
Incitec Pivot Finance LLC+^	6.00	12/10/2019	523,000	553,127	560,603
LyondellBasell Industries NV	5.00	4/15/2019	505,000	524,992	523,984
LyondellBasell Industries NV	6.00	11/15/2021	985,000	1,109,975	1,111,255
RPM International, Inc.	3.45	11/15/2022	380,000	393,051	397,068
RPM International, Inc.	6.13	10/15/2019	1,005,000	1,075,802	1,086,777
Sherwin-Williams Co. (The)	2.75	6/1/2022	1,095,000	1,096,217	1,102,372

Total Chemicals			8,638,000	8,976,220	9,008,298

Commercial Banks — 6.5%*:
ANZ New Zealand Int’l Ltd.+^	2.25	2/1/2019	1,425,000	1,429,516	1,431,392
Banco Santander SA+	3.50	4/11/2022	1,800,000	1,800,944	1,843,404
Bancolombia SA+	5.95	6/3/2021	315,000	339,984	348,138
Bank of America Corp. MTN	2.15	11/9/2020	1,990,000	1,975,264	1,984,286
Bank of America Corp. MTN	2.25	4/21/2020	1,330,000	1,316,451	1,332,963
Capital One Financial Corp.	2.50	5/12/2020	485,000	484,329	487,258
Citigroup, Inc.	2.35	8/2/2021	1,670,000	1,665,898	1,658,034
Citigroup, Inc.	2.45	1/10/2020	90,000	89,973	90,714
First Horizon National Corp.	3.50	12/15/2020	1,570,000	1,578,682	1,616,464
First Tennessee Bank N.A.	2.95	12/1/2019	550,000	548,019	555,694
Goldman Sachs Group, Inc. (The)	2.38	1/22/2018	590,000	591,281	591,388
Goldman Sachs Group, Inc. (The)	2.55	10/23/2019	650,000	649,792	657,430
Goldman Sachs Group, Inc. (The)	2.88	2/25/2021	2,235,000	2,267,087	2,266,507
Itau Unibanco Holding SA+^	2.85	5/26/2018	400,000	398,392	400,800
JPMorgan Chase & Co.	4.50	1/24/2022	1,620,000	1,735,553	1,755,287
Macquarie Bank Ltd.+^	2.85	1/15/2021	130,000	133,262	131,393
Mitsubishi UFJ Trust & Banking Corp.+^	2.65	10/19/2020	1,680,000	1,690,879	1,695,666
Morgan Stanley MTN	3.75	2/25/2023	840,000	878,589	877,127
Regions Bank	7.50	5/15/2018	212,000	219,209	219,329
Regions Financial Corp.	3.20	2/8/2021	1,500,000	1,537,336	1,532,884
Sumitomo Mitsui Financial Group, Inc.+	2.06	7/14/2021	682,000	676,444	671,195
Sumitomo Mitsui Financial Group, Inc.+	2.85	1/11/2022	380,000	382,672	383,545
SVB Financial Group	5.38	9/15/2020	200,000	214,453	217,153

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Commercial Banks (continued):
Turkiye Garanti Bankasi AS+^	4.75%		10/17/2019	325,000	$332,323	$332,312

Total Commercial Banks				22,669,000	22,936,332	23,080,363

Construction Materials — 1.3%*:
Holcim US Finance Sarl & Cie SCS+^	6.00		12/30/2019	1,410,000	1,515,932	1,520,101
James Hardie International Finance Ltd.+^	5.88		2/15/2023	850,000	894,676	892,500
Martin Marietta Materials, Inc., 3M USD LIBOR + 0.650%	1.96	#	5/22/2020	530,000	530,000	532,143
Masco Corp.	3.50		4/1/2021	590,000	596,138	605,853
Masco Corp.	7.13		3/15/2020	124,000	137,727	137,640
Standard Industries, Inc.^	5.50		2/15/2023	835,000	853,089	884,056

Total Construction Materials				4,339,000	4,527,562	4,572,293

Diversified Financial Services — 3.3%*:
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust+	3.95		2/1/2022	1,380,000	1,415,870	1,436,402
Air Lease Corp.	2.13		1/15/2018	880,000	879,681	880,957
Air Lease Corp.	2.13		1/15/2020	400,000	398,994	399,369
Air Lease Corp.	2.63		9/4/2018	125,000	124,805	125,994
Air Lease Corp.	3.38		1/15/2019	200,000	202,000	203,327
Aircastle Ltd.	5.00		4/1/2023	1,951,000	2,101,954	2,087,570
Ally Financial, Inc.	4.75		9/10/2018	2,031,000	2,064,369	2,075,885
Athene Global Funding^	4.00		1/25/2022	1,850,000	1,867,298	1,926,033
Genpact Luxembourg Sarl^	3.70		4/1/2022	1,415,000	1,416,639	1,430,815
International Lease Finance Corp.	3.88		4/15/2018	350,000	350,439	353,880
Lazard Group LLC	4.25		11/14/2020	988,000	1,031,403	1,043,769

Total Diversified Financial Services				11,570,000	11,853,452	11,964,001

Electric — 2.0%*:
Ameren Corp.	2.70		11/15/2020	760,000	768,512	770,011
Duke Energy Corp.	1.80		9/1/2021	780,000	761,576	764,253
EDP Finance BV+^	4.13		1/15/2020	1,280,000	1,306,577	1,327,514
EDP Finance BV+^	4.90		10/1/2019	89,000	92,046	93,381
Enel Finance International NV+^	2.88		5/25/2022	1,050,000	1,047,057	1,056,802
Entergy Texas, Inc.	2.55		6/1/2021	170,000	169,766	168,763
Entergy Texas, Inc.	7.13		2/1/2019	934,000	995,066	996,019
Israel Electric Corp. Ltd.+^	7.25		1/15/2019	320,000	339,720	338,864
Majapahit Holding B.V.+^	7.75		1/20/2020	300,000	329,697	334,086
Puget Energy, Inc.	6.00		9/1/2021	80,000	90,118	89,592
Puget Energy, Inc.	6.50		12/15/2020	321,000	358,909	358,620
Southern Co. (The)	1.85		7/1/2019	130,000	129,985	129,934
Southern Co. (The)	2.35		7/1/2021	570,000	569,625	566,830

Total Electric				6,784,000	6,958,654	6,994,669

Electronics — 0.4%*:
FLIR Systems, Inc.	3.13		6/15/2021	480,000	488,555	486,323
Tech Data Corp.	3.70		2/15/2022	260,000	259,653	262,182
Tyco Electronics Group SA+	2.35		8/1/2019	585,000	587,358	588,119
Tyco Electronics Group SA+	2.38		12/17/2018	200,000	200,978	201,134

Total Electronics				1,525,000	1,536,544	1,537,758

Engineering&Construction — 0.5%*:
SBA Tower Trust^	3.17		4/11/2022	630,000	630,867	629,200
SBA Tower Trust^	3.60		4/10/2018	1,050,000	1,048,867	1,049,165

Total Engineering&Construction				1,680,000	1,679,734	1,678,365

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Food — 0.8%*:
Danone SA+^	2.08%	11/2/2021	1,510,000	$1,503,535	$1,483,445
JBS Investments GmbH+^	7.75	10/28/2020	415,000	437,104	424,338
Mondelez International Holdings Netherlands B.V.^	2.00	10/28/2021	800,000	779,537	785,528
Tyson Foods, Inc.	2.65	8/15/2019	335,000	336,632	338,993

Total Food			3,060,000	3,056,808	3,032,304

Hand/Machine Tools — 0.5%*:
Stanley Black & Decker, Inc.	1.62	11/17/2018	415,000	414,805	414,092
Stanley Black & Decker, Inc.	2.45	11/17/2018	1,200,000	1,209,120	1,207,587

Total Hand/Machine Tools			1,615,000	1,623,925	1,621,679

Healthcare-Products — 0.8%*:
Abbott Laboratories	2.35	11/22/2019	600,000	599,576	604,886
Abbott Laboratories	2.90	11/30/2021	1,130,000	1,133,133	1,150,717
Boston Scientific Corp.	2.85	5/15/2020	350,000	352,766	355,841
Zimmer Biomet Holdings, Inc.	2.00	4/1/2018	600,000	600,357	600,616

Total Healthcare-Products			2,680,000	2,685,832	2,712,060

Healthcare-Services — 1.3%*:
Anthem, Inc.	1.88	1/15/2018	250,000	250,013	250,155
Cigna Corp.	4.00	2/15/2022	442,000	469,217	466,609
Cigna Corp.	4.50	3/15/2021	1,170,000	1,243,398	1,246,495
HCA, Inc.	3.75	3/15/2019	1,680,000	1,703,367	1,715,700
Humana, Inc.	6.30	8/1/2018	150,000	155,191	155,573
Laboratory Corp. of America Holdings	2.63	2/1/2020	710,000	712,105	717,568

Total Healthcare-Services			4,402,000	4,533,291	4,552,100

Home Builders — 0.4%*:
Lennar Corp.	4.50	6/15/2019	150,000	152,033	154,313
Lennar Corp.	4.50	11/15/2019	1,090,000	1,118,035	1,125,425
Lennar Corp.	4.75	4/1/2021	240,000	244,441	252,600

Total Home Builders			1,480,000	1,514,509	1,532,338

Housewares — 0.0%*:
Newell Brands, Inc.	2.60	3/29/2019	171,000	173,193	172,369

Insurance — 2.9%*:
American International Group, Inc.	3.30	3/1/2021	850,000	853,410	875,819
AmTrust Financial Services, Inc.	6.13	8/15/2023	780,000	775,238	779,415
CNA Financial Corp.	5.75	8/15/2021	341,000	369,371	378,408
Enstar Group Ltd.+	4.50	3/10/2022	915,000	925,826	946,597
Jackson National Life Global Funding^	2.50	6/27/2022	1,570,000	1,565,478	1,570,086
Lincoln National Corp.	4.20	3/15/2022	350,000	373,185	370,069
Lincoln National Corp.	6.25	2/15/2020	400,000	430,152	436,566
Nuveen FIinance LLC^	2.95	11/1/2019	1,645,000	1,666,289	1,672,368
Reinsurance Group of America, Inc.	5.00	6/1/2021	969,000	1,046,057	1,047,473
Trinity Acquisition PLC	3.50	9/15/2021	986,000	992,999	1,006,787
Unum Group	3.00	5/15/2021	120,000	119,807	121,605
Willis Towers Watson PLC	5.75	3/15/2021	370,000	398,446	406,589
XLIT Ltd.	5.75	10/1/2021	775,000	863,477	865,616

Total Insurance			10,071,000	10,379,735	10,477,398

Internet — 0.5%*:
Alibaba Group Holding Ltd.+	2.50	11/28/2019	250,000	248,973	252,044

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Internet (continued):
Expedia, Inc.	5.95%	8/15/2020	276,000	$299,825	$301,573
Expedia, Inc.	7.46	8/15/2018	1,249,000	1,304,961	1,308,765

Total Internet			1,775,000	1,853,759	1,862,382

Investment Company Security — 0.5%*:
Ares Capital Corp.	3.63	1/19/2022	220,000	221,697	223,218
Ares Capital Corp.	3.88	1/15/2020	427,000	436,050	437,812
Ares Capital Corp.	4.88	11/30/2018	200,000	203,718	205,686
FS Investment Corp.	4.00	7/15/2019	335,000	337,082	341,627
TCP Capital Corp.	4.13	8/11/2022	470,000	468,630	467,027

Total Investment Company Security			1,652,000	1,667,177	1,675,370

IT Services — 0.8%*:
Dell International LLC/EMC Corp.^	3.48	6/1/2019	405,000	406,422	413,042
Dell International LLC/EMC Corp.^	4.42	6/15/2021	930,000	961,709	976,421
DXC Technology Co.	2.88	3/27/2020	270,000	269,299	273,600
Leidos Holdings, Inc.	4.45	12/1/2020	1,175,000	1,195,965	1,235,513

Total IT Services			2,780,000	2,833,395	2,898,576

Leisure Time — 0.4%*:
Brunswick Corp.^	4.63	5/15/2021	1,476,000	1,503,350	1,504,092

Lodging — 0.4%*:
Marriott International, Inc.	2.30	1/15/2022	300,000	299,036	296,171
Marriott International, Inc.	2.88	3/1/2021	1,095,000	1,110,219	1,110,437

Total Lodging			1,395,000	1,409,255	1,406,608

Machinery-Diversified — 0.5%*:
CNH Industrial Capital LLC	3.38	7/15/2019	945,000	954,081	959,175
CNH Industrial Capital LLC	3.88	10/15/2021	780,000	785,774	801,548

Total Machinery-Diversified			1,725,000	1,739,855	1,760,723

Media — 0.9%*:
Charter Communications Operating LLC/Charter Communications Operating Capital	3.58	7/23/2020	855,000	868,223	877,724
Discovery Communications LLC	2.95	3/20/2023	545,000	544,317	546,440
Sirius XM Radio, Inc.^	3.88	8/1/2022	1,688,000	1,710,215	1,726,318
Viacom, Inc.	2.75	12/15/2019	118,000	120,097	119,098

Total Media			3,206,000	3,242,852	3,269,580

Mining — 1.0%*:
Anglo American Capital PLC+^	3.75	4/10/2022	850,000	856,748	871,760
Glencore Finance Canada Ltd.+^	2.70	10/25/2017	630,000	630,000	630,220
Glencore Finance Canada Ltd.+^	4.25	10/25/2022	234,000	245,066	246,255
Kinross Gold Corp.	5.13	9/1/2021	760,000	809,414	815,100
Newcrest Finance Pty Ltd.+^	4.20	10/1/2022	820,000	867,326	862,619

Total Mining			3,294,000	3,408,554	3,425,954

Office/Business Equip — 0.6%*:
Pitney Bowes, Inc.	3.63	10/1/2021	2,265,000	2,251,167	2,229,178

Oil and Gas — 0.2%*:
EQT Corp.	3.00	10/1/2022	845,000	842,786	846,970

Packaging and Containers — 0.4%*:
Graphic Packaging International, Inc.	4.75	4/15/2021	1,396,000	1,458,797	1,476,689

Pharmaceuticals — 1.8%*:
AbbVie, Inc.	1.80	5/14/2018	1,160,000	1,161,293	1,161,612

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Pharmaceuticals (continued):
AbbVie, Inc.	2.30%	5/14/2021	150,000	$148,926	$149,753
Allergan Funding SCS	2.35	3/12/2018	655,000	656,326	656,908
Baxalta, Inc.	2.00	6/22/2018	705,000	704,799	706,545
Express Scripts Holding Co.	3.30	2/25/2021	1,445,000	1,466,031	1,486,215
Express Scripts Holding Co.	4.75	11/15/2021	250,000	275,171	271,243
Shire Acquisitions Investments Ireland DAC	2.40	9/23/2021	290,000	289,748	288,986
Teva Pharmaceutical Finance Netherlands III B.V.+	2.20	7/21/2021	1,840,000	1,811,957	1,771,559

Total Pharmaceuticals			6,495,000	6,514,251	6,492,821

Pipelines — 0.5%*:
Plains All American Pipeline LP/PAA Finance Corp.	6.50	5/1/2018	1,650,000	1,691,140	1,689,746

Real Estate Investment Trusts — 1.5%*:
American Tower Corp.	2.25	1/15/2022	330,000	329,616	324,647
American Tower Corp.	3.30	2/15/2021	530,000	536,749	543,077
Crown Castle International Corp.	3.40	2/15/2021	972,000	998,961	1,000,732
DDR Corp.	3.50	1/15/2021	890,000	902,739	903,197
DDR Corp. MTN	7.50	7/15/2018	31,000	32,227	32,237
Digital Realty Trust LP	3.40	10/1/2020	385,000	388,132	396,501
Duke Realty LP	3.88	2/15/2021	100,000	102,480	104,214
Healthcare Trust of America Holdings LP	2.95	7/1/2022	370,000	369,784	372,442
Highwoods Realty LP	7.50	4/15/2018	370,000	380,267	380,968
Simon Property Group LP	2.35	1/30/2022	955,000	949,985	953,280
Weyerhaeuser Co.	7.38	10/1/2019	315,000	341,431	347,769

Total REITS			5,248,000	5,332,371	5,359,064

Retail — 1.4%*:
AutoNation, Inc.	3.35	1/15/2021	935,000	941,145	955,261
CVS Health Corp.	2.13	6/1/2021	1,415,000	1,408,384	1,401,914
Dollar Tree, Inc.	5.75	3/1/2023	1,610,000	1,694,937	1,698,550
QVC, Inc.	3.13	4/1/2019	857,000	868,477	865,732

Total Retail			4,817,000	4,912,943	4,921,457

Semiconductors — 1.0%*:
Analog Devices, Inc.	2.50	12/5/2021	250,000	249,143	250,518
Broadcom Corp./Broadcom Cayman Finance Ltd.^	3.00	1/15/2022	1,385,000	1,385,162	1,408,105
KLA-Tencor Corp.	2.38	11/1/2017	390,000	390,120	390,191
KLA-Tencor Corp.	3.38	11/1/2019	427,000	435,579	437,739
NXP BV/NXP Funding LLC^	4.13	6/1/2021	970,000	987,467	1,014,862

Total Semiconductors			3,422,000	3,447,471	3,501,415

Telecommunications — 1.3%*:
Hughes Satellite Systems Corp.	6.50	6/15/2019	1,632,000	1,735,625	1,736,040
Sprint Communications, Inc.	9.25	4/15/2022	655,000	802,871	808,925
Telefonaktiebolaget LM Ericsson+	4.13	5/15/2022	1,720,000	1,759,695	1,706,441
Verizon Communications, Inc.	1.75	8/15/2021	290,000	289,018	283,865

Total Telecommunications			4,297,000	4,587,209	4,535,271

Transportation — 1.3%*:
Asciano Finance Ltd.+^	5.00	4/7/2018	970,000	980,937	983,612

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Transportation (continued):
PT Penske Truck Leasing Co. LP/L Finance Corp.^	2.50%		6/15/2019	285,000	$282,684	$287,090
PT Penske Truck Leasing Co. LP/L Finance Corp.^	3.05		1/9/2020	590,000	597,147	601,219
PT Penske Truck Leasing Co. LP/L Finance Corp.^	3.20		7/15/2020	135,000	134,944	138,347
PT Penske Truck Leasing Co. LP/L Finance Corp.^	3.30		4/1/2021	240,000	245,829	246,304
PT Penske Truck Leasing Co. LP/L Finance Corp.^	3.38		2/1/2022	80,000	81,260	82,142
PT Penske Truck Leasing Co. LP/L Finance Corp.^	4.88		7/11/2022	360,000	393,378	392,028
Ryder System, Inc. MTN	2.25		9/1/2021	635,000	630,843	629,719
Ryder System, Inc. MTN	2.45		9/3/2019	200,000	202,638	201,437
Ryder System, Inc. MTN	2.50		3/1/2018	250,000	250,177	250,706
Ryder System, Inc. MTN	2.55		6/1/2019	185,000	184,787	186,483
Ryder System, Inc. MTN	2.88		9/1/2020	310,000	310,488	315,146
TTX Co.^	2.25		2/1/2019	250,000	249,855	250,487

Total Transportation				4,490,000	4,544,967	4,564,720

Trucking and Leasing — 0.7%*:
Aviation Capital Group Corp.^	2.88		9/17/2018	1,265,000	1,270,315	1,275,777
Aviation Capital Group Corp.^	6.75		4/6/2021	200,000	216,196	226,066
DAE Funding LLC+^	4.00		8/1/2020	276,000	276,000	281,520
GATX Corp.	2.60		3/30/2020	685,000	679,721	691,255

Total Trucking and Leasing				2,426,000	2,442,232	2,474,618

Total Corporate Bonds				153,266,000	156,347,525	157,158,365

Mortgage-Backed Securities — 0.9%*:

Banc of America Commercial Mortgage Trust 2008-1 A1A	6.47	#@	2/10/2051	358,898	374,734	359,533
Banc of America Commercial Mortgage Trust 2008-1 A4	6.51	#@	2/10/2051	56,157	60,973	56,410
COMM Mortgage Trust 2014-UBS2 B	4.70		3/10/2047	600,000	643,918	635,770
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM	6.14	#@	4/17/2045	1,859	1,927	1,858
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CIBC18 AM	5.47	#@	6/12/2047	229,941	235,479	229,782
ML-CFC Commercial Mortgage Trust 2007-9 AM	5.86	#@	9/12/2049	82,670	85,897	82,654
Morgan Stanley Capital I Trust 2008-TOP29 A4	6.50	#@	1/11/2043	105,480	115,153	106,126
New Residential Mortgage Loan Trust 2016-4A A1^	3.75	#@	11/25/2056	502,774	517,846	516,439
Shellpoint Co-Originator Trust 2016-1 2A3^	3.00	#@	10/25/2031	932,690	942,418	939,394
Velocity Commercial Capital Loan Trust 2016-2 AFX	3.00	#@	10/25/2046	422,865	422,865	424,936

Total Mortgage-Backed Securities				3,293,334	3,401,210	3,352,902

U.S. Treasury & Government Agencies — 4.1%*:
Federal Home Loan Bank Discount Note	Zero Coupon		10/2/2017	5,000,000	4,999,917	5,000,000
Federal Home Loan Mortgage Corp., 1M LIBOR + 0.450%	1.68	#	9/15/2042	371,407	369,584	373,787

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
U.S. Treasury & Government Agencies (continued):

Federal Home Loan Mortgage Corp., 1M LIBOR + 0.480%	1.71	#%	10/15/2040	415,350	$414,965	$417,868
U.S. Treasury Note	0.75		10/31/2018	2,000,000	1,989,389	1,986,406
U.S. Treasury Note	0.88		7/31/2019	1,100,000	1,097,930	1,088,527
U.S. Treasury Note	1.63		3/15/2020	5,800,000	5,826,852	5,809,289

Total U.S. Treasury & Government Agencies				14,686,757	14,698,637	14,675,877

Total Fixed Income				279,207,018	282,071,967	283,429,017

Counterparty		Strike Price	Expiration Date	Contracts	Notional	Cost	Unrealized Value	Fair Value
Purchased Options — 0.2%*:
Call Option Purchased — 0.1%*:
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	$2.87	7/12/2027	2,810,000	2,810,000	179,840	10,215	190,055

Put Options Purchased — 0.1%*:
OTC – BCM Swaption	JPMorgan Chase Bank N.A.	2.87	7/12/2027	6,050,000	6,050,000	388,569	(25,984)	362,585

Total Purchased Options					8,860,000	568,409	(15,769)	552,640

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 21.2%*:
Bank Deposit — 1.4%*:
State Street Bank & Trust Co. Euro Time Deposit	0.12%	10/2/2017	4,908,291	4,908,291	4,908,291

Commercial Paper — 19.8%*:
Auto Manufacturers — 0.8%*:
Ford Motor Credit Co. LLC	Zero Coupon	11/17/2017	3,000,000	2,994,360	2,994,360

Chemicals — 2.5%*:
Agrium, Inc.	Zero Coupon	10/23/2017	3,000,000	2,997,470	2,997,470
Ei Du Pont De Nemours	Zero Coupon	10/19/2017	3,000,000	2,998,035	2,998,035
Potash Corp. of Saskatchewan, Inc.	Zero Coupon	10/12/2017	3,000,000	2,998,707	2,998,707

Total Chemicals			9,000,000	8,994,212	8,994,212

Diversified Financial Services — 0.2%*:
WPP CP Finance PLC	Zero Coupon	10/23/2017	800,000	799,203	799,203

Electrical Components and Equipment — 1.7%*:
Fortive Corp.+	Zero Coupon	10/3/2017	3,000,000	2,999,770	2,999,770
Molex Electronics Technologies	Zero Coupon	10/5/2017	3,000,000	2,999,530	2,999,530

Total Electrical Components and Equipment			6,000,000	5,999,300	5,999,300

Home Furnishings — 0.8%*:
Leggett & Platt, Inc.	Zero Coupon	10/6/2017	3,000,000	2,999,388	2,999,388

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Commercial Paper (continued):
Hotel & Restaurant — 0.4%*:
Marriott International, Inc.	Zero Coupon	10/17/2017	1,300,000	$1,299,133	$1,299,133

IT Services — 1.7%*:
Hewlett Packard Enterprise Co.	Zero Coupon	10/26/2017	3,000,000	2,997,000	2,997,000
HP, Inc.	Zero Coupon	10/16/2017	3,000,000	2,998,237	2,998,237

Total IT Services			6,000,000	5,995,237	5,995,237

Lodging — 0.8%*:
Carnival Corp.	Zero Coupon	10/2/2017	2,720,000	2,719,900	2,719,900

Media — 0.8%*:
CBS Corp.+	Zero Coupon	10/17/2017	3,000,000	2,998,147	2,998,147

Mining — 0.8%*:
Glencore Funding LLC	Zero Coupon	10/6/2017	3,000,000	2,999,396	2,999,396

Pipelines — 2.1%*:
Enterprise Products Operating LLC	Zero Coupon	10/24/2017	3,000,000	2,997,317	2,997,317
Spectra Energy Partners LP	Zero Coupon	10/24/2017	3,000,000	2,997,259	2,997,259
TransCanada PipeLines Ltd.	Zero Coupon	11/8/2017	1,500,000	1,497,514	1,497,514

Total Pipelines			7,500,000	7,492,090	7,492,090

Retail — 1.7%*:
Dollar General Corp.	Zero Coupon	10/4/2017	3,000,000	2,999,637	2,999,637
Walgreens Boots Alliance, Inc.	Zero Coupon	10/19/2017	3,000,000	2,997,900	2,997,900

Total Retail			6,000,000	5,997,537	5,997,537

Software & Services — 0.7%*:
Experian Finance PLC+	Zero Coupon	11/20/2017	1,600,000	1,597,067	1,597,067
Moodys’ Corp.	Zero Coupon	11/1/2017	1,000,000	998,665	998,665

Total Software & Services			2,600,000	2,595,732	2,595,732

Transportation — 0.8%*:
Ryder System, Inc.	Zero Coupon	10/31/2017	3,000,000	2,996,725	2,996,725

Utilities — 4.0%*:
Avangrid Inc.	Zero Coupon	10/18/2017	3,000,000	2,998,059	2,998,059
Dominion Resources, Inc.	Zero Coupon	11/15/2017	3,000,000	2,994,600	2,994,600
Duke Energy Corp.+	Zero Coupon	10/11/2017	2,135,000	2,134,188	2,134,188
Nextera Energy Capital Holdings, Inc.	Zero Coupon	10/3/2017	3,000,000	2,999,758	2,999,758
Southern Co. Gas Capital	Zero Coupon	10/23/2017	3,000,000	2,997,617	2,997,617

Total Utilities			14,135,000	14,124,222	14,124,222

Total Commercial Paper			71,055,000	71,004,582	71,004,582

Total Short-Term Investments			75,963,291	75,912,873	75,912,873

Total Investments			364,030,309	358,553,249	359,894,530

Other assets and liabilities – (0.7%)*					(2,544,185)

Net Assets – 100.0%					$357,350,345

MTN	Medium Term Note
OTC	Over the Counter
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.
@	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	86.7%
United Kingdom	2.6%
Japan	1.5%
Australia	1.0%
Other (Individually less than 1%)	8.2%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2017.

A summary of outstanding derivatives at September 30, 2017 is as follows:

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Long Futures
U.S. 10-Year Treasury Note	12/19/17	235	29,761,260	Long	$29,448,438	$(312,822)
U.S. 2-Year Treasury Note	12/29/17	119	25,753,891	Long	25,668,672	(85,219)

Total Long Futures						$(398,041)

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Short Futures
U.S. 10-Year Ultra Bond	12/19/17	92	12,504,515	Short	$12,358,188	$146,327
U.S. 5-Year Treasury Note	12/29/17	717	84,828,030	Short	84,247,500	580,530

Total Short Futures						$726,857

OTC Credit Default Swaps - Sell Protection(1) (2)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED DEPRECIATION
CMBX.NA.BBB-.6†	3.00%	11/17/2045	JPMorgan Chase Bank N.A.	230,000	230,000	$529	$(34,875)	$(35,404)
CMBX.NA.BBB-.6†	3.00%	5/11/2063	Goldman Sachs & Co.	290,000	290,000	(21,757)	(43,973)	(22,216)

Total OTC Credit Default Swap						(21,228)	(78,848)	(57,620)

See accompanying Notes to the Schedule of Investments.

Barings Active Short Duration Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

Centrally Cleared Credit Default Swaps - Buy Protection

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	MATURITY DATE	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED DEPRECIATION
CDX.NA.IG.28	1.00%	6/20/2022	2,310,000	2,310,000	$(31,854)	$(48,223)	(16,369)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the ndex are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Abbreviation Legend

OTC        Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 88.3%*:

Asset-Backed Securities — 27.2%*:

CDO/CLO — 4.0%*:
ALM Loan Funding VII 2012-7A A1R, 3M USD LIBOR + 1.480%^	2.78	#%	10/15/2028	250,000	$250,000	$252,587
ALM XIV Ltd. 2014-14A A1R, 3M USD LIBOR + 1.150%^	2.46	#	7/28/2026	250,000	250,000	250,728
Carlyle Global Market Strategies CLO Ltd. 2014-4A A1R, 3M USD LIBOR + 1.200%^	2.50	#	10/15/2026	250,000	250,000	251,565
LCM XXIII Ltd. 23A A1, 3M USD LIBOR + 1.400%^	2.71	#	10/20/2029	250,000	250,000	251,861
Madison Park Funding XIV Ltd. 2014-14A A1R, 3M USD LIBOR + 1.120%^	2.43	#	7/20/2026	250,000	250,000	251,242

Total CDO/CLO				1,250,000	1,250,000	1,257,983

Other Asset-Backed Securities — 23.2%*:
Access Group, Inc. 2006-1 B, 3M USD LIBOR + 0.450%	1.77	#	8/25/2037	92,542	81,058	87,062
Access Group, Inc. 2015-1 A, 1M USD LIBOR + 0.700%^	1.94	#	7/25/2056	63,353	61,973	63,431
Access Group, Inc. 2015-1 B, 1M USD LIBOR + 1.500%^	2.74	#	7/25/2058	100,000	86,448	85,920
AccessLex Institute 2004-A A3, 28 day ARS	2.29	#	7/1/2039	100,000	98,112	98,470
American Credit Acceptance Receivables Trust 2016-1A A^	2.37		5/12/2020	1,374	1,374	1,374
Arbys Funding LLC 2015-1A A2^	4.97		10/30/2045	39,300	39,300	40,566
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 2004-W10, 1M USD LIBOR + 0.900%	2.14	#	10/25/2034	55,384	50,331	53,142
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE1 M1, 1M USD LIBOR + 0.750%	1.99	#	3/25/2035	68,833	68,428	69,886
CKE Restaurant Holdings, Inc. 2013-1A A2^	4.47		3/20/2043	115,677	118,391	116,558
CLI Funding V LLC 2013-2A^	3.22		6/18/2028	53,927	53,320	53,828
CLI Funding VI LLC 2016 1A A^	4.21		2/18/2041	72,585	72,577	72,703
College Loan Corp. Trust I 2005-2 B, 3M USD LIBOR + 0.490%	1.79	#	1/15/2037	105,205	92,716	96,368
CPS Auto Receivables Trust 2013-A A^	1.31		6/15/2020	30,076	30,001	30,069
Credit Suisse ABS Repackaging Trust 2013-A B^	2.50		1/25/2030	29,544	28,215	28,038
CWABS Asset-Backed Certificates Trust 2005-4 MV5, 1M USD LIBOR + 0.670%	1.91	#	10/25/2035	60,000	53,977	59,313
DB Master Finance LLC 2015-1A A2I^	3.26		2/20/2045	97,500	97,529	97,653
DB Master Finance LLC 2015-1A A2II^	3.98		2/20/2045	48,750	49,743	49,784
Diamond Resorts Owner Trust 2013-2 A^	2.27		5/20/2026	33,317	33,117	33,183
Diamond Resorts Owner Trust 2015-1 A^	2.73		7/20/2027	27,900	27,897	27,809
Diamond Resorts Owner Trust 2016-1 B^	3.37		11/20/2028	82,256	82,241	81,550
Domino’s Pizza Master Issuer LLC 2015 1A-A2I^	3.48		10/25/2045	59,250	59,250	59,870
Domino’s Pizza Master Issuer LLC 2015-1A A2II^	4.47		10/25/2045	59,250	59,250	61,072
DRB Prime Student Loan Trust 2015-B, 1M USD LIBOR + 1.900%^	3.14	#	10/27/2031	50,058	49,969	51,150
DRB Prime Student Loan Trust 2016-R^¤	3.07		10/25/2044	88,018	88,002	88,326

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
DRB Prime Student Loan Trust 2016-R A1, 1M USD LIBOR + 1.900%^¤	3.14	#%	10/25/2044	88,018	$88,018	$88,326
Drive Auto Receivables Trust 2016-BA^	2.56		6/15/2020	17,040	17,040	17,071
Drug Royalty Corp Inc. 2012-1 A1, 3M USD LIBOR + 5.250%^	6.13	#	7/15/2024	15,513	15,894	15,694
Earnest Student Loan Program LLC 2016-C A1, 1M USD LIBOR + 1.850%^	3.09	#	10/27/2036	66,476	66,476	66,476
ECMC Group Student Loan Trust 2016-1A A, 1M USD LIBOR + 1.350%^	2.59	#	7/26/2066	77,056	77,056	77,104
Element Rail Leasing II LLC 2015-1A A1+^	2.71		2/19/2045	62,820	60,720	62,509
Entegry New Orleans Storm Recovery Funding I LLC 2015-1 A	2.67		6/1/2027	83,251	83,234	83,856
First Franklin Mortgage Loan Trust 2004-FFH4, 1M USD LIBOR + 1.725%	2.96	#	1/25/2035	50,000	49,816	50,737
First Franklin Mortgage Loan Trust 2005 FF3 M3, 1M USD LIBOR + 0.720%	1.96	#	4/25/2035	18,006	17,920	18,007
Flagship Credit Auto Trust 2016-2 A2^	3.05		8/16/2021	60,000	59,997	60,454
Flagship Credit Auto Trust 2016-4 C^	2.71		11/15/2022	40,000	39,998	39,709
FNA Trust 2015-1 A^	3.24		12/10/2023	20,799	20,815	20,704
Goodgreen Trust 2017-1A^	3.74		10/15/2052	97,464	97,419	99,272
GSAMP Trust 2005-SEA2 A1, 1M USD LIBOR + 0.350%^	1.59	#	1/25/2045	9,232	8,881	9,205
Helios Issuer LLC 2017-1A A^	4.94		9/20/2049	97,788	97,742	99,036
HERO Funding Trust 2015-1A^	3.84		9/21/2040	107,458	109,429	111,622
Hilton Grand Vacations Trust 2013-A A^	2.28		1/25/2026	85,055	84,867	84,740
J.G. Wentworth XXXV LLC 2015-2A A^	3.87		3/15/2058	47,755	47,719	49,212
Mariner Finance Issuance Trust 2017-AA A^	3.62		2/20/2029	100,000	99,981	100,551
Marlette Funding Trust 2016-1A A^	3.06		1/17/2023	32,155	32,193	32,263
Marlette Funding Trust 2017-2A B^	3.19		7/15/2024	100,000	99,992	100,027
Miramax LLC 2014-1A A2^	3.34		7/20/2026	53,360	53,682	53,529
Montana Higher Education Student Assistance Corp. 2012-1 A3, 1M USD LIBOR + 1.050%	2.29	#	7/20/2043	150,000	145,181	149,854
Navient Student Loan Trust 2016-6 A3, 1M USD LIBOR + 1.300%^	2.54	#	3/25/2066	290,000	290,000	299,103
Navient Student Loan Trust 2017-1A A3, 1M USD LIBOR + 1.150%^	2.39	#	7/26/2066	120,000	120,000	122,306
Navient Student Loan Trust 2017-4A A3, 1M USD LIBOR + 1.000%^	2.24	#	9/27/2066	100,000	100,000	99,999
Nelnet Private Education Loan Trust 2016-A A1B^	3.60		12/26/2040	75,397	74,905	75,215
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2016-T2 AT2^	2.58		10/15/2049	250,000	250,000	248,144
Northstar Education Finance, Inc. 2005-1 A5, 3M USD LIBOR + 0.750%	2.06	#	10/30/2045	24,923	23,877	24,762
NovaStar Mortgage Funding Trust 2004-4 M5, 1M LIBOR + 1.725%	2.96	#	3/25/2035	100,000	99,970	100,965
NRZ Advance Receivables Trust 2016-T4 AT4^	3.11		12/15/2050	100,000	100,000	98,892

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
NRZ Advance Receivables Trust Advance Receivables Backed 2016-T3 AT3^	2.83%		10/16/2051	230,000	$230,000	$227,698
OnDeck Asset Securitization Trust II LLC 2016-1A A^	4.21		5/17/2020	100,000	99,975	99,571
OneMain Financial Issuance Trust 2014-2A A^	2.47		9/18/2024	17,386	17,437	17,406
OSCAR US Funding Trust V 2016-2A A4+^	2.99		12/15/2023	130,000	129,178	129,230
Oscar US Funding Trust VI LLC 2017-1A A4+^	3.30		5/10/2024	30,000	29,994	30,200
Popular ABS Mortgage Pass-Through Trust 2006-B A3, 1M USD LIBOR + 0.280%	1.52	#	5/25/2036	45,097	43,338	45,005
Sierra Timeshare Receivables Funding LLC 2015-2A B^	3.02		6/20/2032	28,509	28,504	28,572
SLC Private Student Loan Trust 2006-A A5, 3M USD LIBOR + 0.170%	1.47	#	7/15/2036	20,502	20,388	20,502
SLC Private Student Loan Trust 2006-A C, 3M USD LIBOR + 0.450%	1.75	#	7/15/2036	140,000	125,098	127,941
SLC Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.200%	1.52	#	2/15/2045	99,737	85,718	91,778
SLM Student Loan Trust 2002-7 A11, 28 day ARS	1.38	#	3/15/2028	50,000	49,437	49,996
SLM Student Loan Trust 2002-7 B, 28 day ARS	4.53	#	12/15/2039	80,000	80,061	79,954
SLM Student Loan Trust 2003-2 A9, 28 day ARS	1.38	#	9/15/2028	100,000	99,766	100,021
SLM Student Loan Trust 2003-4 B, 3M USD LIBOR + 0.650%	1.97	#	6/15/2038	71,402	65,534	67,071
SLM Student Loan Trust 2005-4 B, 3M USD LIBOR + 0.180%	1.49	#	7/25/2055	117,260	100,641	109,139
SLM Student Loan Trust 2005-6 B, 3M USD LIBOR + 0.290%	1.60	#	1/25/2044	76,951	70,909	72,551
SLM Student Loan Trust 2006-5 B, 3M USD LIBOR + 0.210%	1.52	#	10/25/2040	122,348	107,249	113,470
SMB Private Education Loan Trust 2017-A B^	3.50		6/17/2041	130,000	126,019	126,450
SoFi Consumer Loan Program LLC 2016-1A A^	3.26		8/25/2025	62,929	62,923	63,912
SoFi Consumer Loan Program LLC 2016-5 A^¤	3.06		9/25/2028	108,154	107,809	109,076
SoFi Consumer Loan Program LLC 2017-2 A^	3.28		2/25/2026	76,717	76,596	77,758
SoFi Consumer Loan Program Trust 2015-1 A^	3.28		9/15/2023	75,205	75,245	75,880
SoFi Professional Loan Program 2017-D LLC^	3.61		9/25/2040	100,000	99,948	97,924
SoFi Professional Loan Program LLC 2017-AC^	4.43	#	3/26/2040	100,000	99,476	101,658
South Carolina Student Loan Corp. 2014-1B, 1M USD LIBOR + 1.500%	2.74	#	8/1/2035	100,000	98,518	97,297
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes 2016-T2^	2.75		11/15/2049	100,000	99,986	100,051
Taco Bell Funding LLC 2016-1A A23^	4.97		5/25/2046	69,300	69,921	73,256

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Asset-Backed Securities (continued):

Other Asset-Backed Securities (continued):
Taco Bell Funding LLC 2016-1A A2I^	3.83%		5/25/2046	79,200	$79,445	$80,660
Textainer Marine Containers V Ltd. 2017-1A A+^	3.72		5/20/2042	96,110	96,106	97,265
TRIP Rail Master Funding LLC 2011-1A A2^	6.02		7/15/2041	100,000	108,037	107,761
TRIP Rail Master Funding LLC 2014-1A A2^	4.09		4/15/2044	100,000	102,000	101,484
Triton Container Finance IV LLC 2017-2A A^	3.62		8/20/2042	138,934	138,918	139,754
Triton Container Finance VI LLC 2017-1A A^	3.52		6/20/2042	97,663	97,645	97,234
Wachovia Student Loan Trust 2005-1 B, 3M USD LIBOR + 0.300%	1.61	#	10/25/2040	78,993	72,370	72,337
Welk Resorts LLC 2017-A A B	3.41		6/15/2033	104,527	104,577	104,320
Wendys Funding LLC 2015 1A A2I^	3.37		6/15/2045	127,400	126,974	128,543

Total Other Asset-Backed Securities				7,377,989	7,241,781	7,329,194

Total Asset-Backed Securities				8,627,989	8,491,781	8,587,177

Corporate Bonds — 31.2%*:

Advertising — 0.1%*:
WPP Finance 2010+	5.63		11/15/2043	35,000	38,141	39,022

Aerospace/Defense — 0.1%*:
Spirit AeroSystems, Inc.	3.85		6/15/2026	5,000	4,997	5,042
United Technologies Corp.	5.70		4/15/2040	25,000	31,332	31,040

Total Aerospace/Defense				30,000	36,329	36,082

Agriculture — 0.4%*:
Bunge Ltd. Finance Corp.	3.00		9/25/2022	25,000	24,969	25,029
Bunge Ltd. Finance Corp.	3.25		8/15/2026	25,000	24,979	24,090
Bunge Ltd. Finance Corp.	3.50		11/24/2020	5,000	4,997	5,146
Reynolds American, Inc.	4.45		6/12/2025	30,000	30,547	32,155
Reynolds American, Inc.	5.85		8/15/2045	25,000	30,326	30,590

Total Agriculture				110,000	115,818	117,010

Airlines — 0.2%*:
Delta Air Lines, Inc.	3.63		3/15/2022	45,000	44,994	46,251
WestJet Airlines Ltd.+^	3.50		6/16/2021	14,000	13,986	14,244

Total Airlines				59,000	58,980	60,495

Auto Manufacturers — 1.0%*:
Ford Motor Co.	7.45		7/16/2031	10,000	12,487	12,951
General Motors Co.	4.20		10/1/2027	30,000	29,956	30,437
General Motors Co.	5.15		4/1/2038	20,000	19,987	20,506
General Motors Co.	5.20		4/1/2045	35,000	34,589	35,234
General Motors Financial Co., Inc.	3.15		6/30/2022	60,000	59,903	60,479
General Motors Financial Co., Inc.	3.20		7/6/2021	80,000	79,888	81,406
General Motors Financial Co., Inc.	3.70		5/9/2023	25,000	24,947	25,477
General Motors Financial Co., Inc.	4.30		7/13/2025	50,000	49,706	51,624

Total Auto Manufacturers				310,000	311,463	318,114

Beverages — 0.2%*:
Anheuser-Busch InBev Worldwide, Inc.+	8.20		1/15/2039	35,000	51,813	55,065

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Beverages (continued):
Molson Coors Brewing Co.	4.20%		7/15/2046	10,000	$9,937	$10,027

Total Beverages				45,000	61,750	65,092

Biotechnology — 0.2%*:
Amgen, Inc.	5.15		11/15/2041	25,000	26,030	28,592
Celgene Corp.	4.63		5/15/2044	25,000	26,890	26,972

Total Biotechnology				50,000	52,920	55,564

Chemicals — 0.4%*:
LYB International Finance B.V.	5.25		7/15/2043	35,000	35,982	39,885
Monsanto Co.	4.40		7/15/2044	15,000	14,289	15,370
RPM International, Inc.	3.75		3/15/2027	15,000	14,980	15,204
Sherwin-Williams Co. (The)	4.50		6/1/2047	15,000	14,898	15,742
Westlake Chemical Corp.	3.60		7/15/2022	50,000	49,615	51,104

Total Chemicals				130,000	129,764	137,305

Commercial Banks — 3.4%*:
Associated Banc-Corp	2.75		11/15/2019	45,000	45,133	45,596
Associated Banc-Corp	4.25		1/15/2025	70,000	70,017	71,912
Banco Santander SA+	4.25		4/11/2027	200,000	198,284	207,574
Bank of America Corp.	4.18		11/25/2027	65,000	65,000	67,371
Bank of America Corp., 3M USD LIBOR + 1.814%	4.24	#	4/24/2038	40,000	40,000	42,280
Bank of America Corp.	7.63		6/1/2019	120,000	130,226	130,957
Bank of America Corp. MTN	4.45		3/3/2026	25,000	25,000	26,431
Bank of America Corp. MTN	5.88		2/7/2042	25,000	28,614	32,045
Bank of Nova Scotia (The)+	4.50		12/16/2025	30,000	30,354	31,615
Citigroup, Inc.	3.88		3/26/2025	60,000	58,617	61,391
Citigroup, Inc.	4.60		3/9/2026	45,000	44,922	47,909
Fulton Financial Corp.	3.60		3/16/2022	35,000	34,879	35,371
Goldman Sachs Group, Inc. (The)	5.15		5/22/2045	70,000	67,797	80,134
Goldman Sachs Group, Inc. (The)	5.95		1/15/2027	32,000	35,537	37,318
JPMorgan Chase & Co.	3.63		12/1/2027	80,000	79,871	80,231
JPMorgan Chase & Co.	4.95		6/1/2045	40,000	39,317	45,545
SVB Financial Group	3.50		1/29/2025	40,000	39,216	40,068

Total Commercial Banks				1,022,000	1,032,784	1,083,748

Commercial Services — 0.3%*:
ERAC USA Finance LLC^	4.20		11/1/2046	70,000	69,475	66,908
ERAC USA Finance LLC^	5.63		3/15/2042	20,000	21,515	23,128

Total Commercial Services				90,000	90,990	90,036

Construction Materials — 0.6%*:
Masco Corp.	3.50		4/1/2021	48,000	47,882	49,290
Owens Corning	4.20		12/1/2024	50,000	49,435	52,663
Standard Industries, Inc.^	5.00		2/15/2027	70,000	70,000	72,975

Total Construction Materials				168,000	167,317	174,928

Distribution/Wholesale — 0.2%*:
Ingram Micro, Inc.	5.45		12/15/2024	45,000	46,101	46,187

Diversified Financial Services — 3.4%*:
AerCap Ireland Capital DAC/AerCap Global Aviation Trust+	3.50		5/26/2022	150,000	149,857	153,595
Affiliated Managers Group, Inc.	4.25		2/15/2024	50,000	51,204	52,773
Athene Global Funding^	4.00		1/25/2022	145,000	144,961	150,959
Brookfield Finance LLC+	4.00		4/1/2024	70,000	69,832	72,504
Brookfield Finance, Inc.+	4.25		6/2/2026	60,000	59,485	61,906

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Diversified Financial Services (continued):
Discover Financial Services Inc.	3.75%	3/4/2025	30,000	$29,012	$30,118
Discover Financial Services Inc.	4.10	2/9/2027	65,000	65,445	66,046
General Electric Co. MTN	6.88	1/10/2039	35,000	46,513	51,244
Genpact Luxembourg Sarl^	3.70	4/1/2022	55,000	54,989	55,615
International Lease Finance Corp.	6.25	5/15/2019	145,000	153,081	154,118
Lazard Group LLC	3.63	3/1/2027	30,000	29,880	29,757
Lazard Group LLC	4.25	11/14/2020	130,000	134,353	137,338
Legg Mason, Inc.	4.75	3/15/2026	5,000	4,998	5,312
Legg Mason, Inc.	5.63	1/15/2044	35,000	36,296	38,017
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.^	4.50	3/15/2027	25,000	24,810	26,329

Total Diversified Financial Services			1,030,000	1,054,716	1,085,631

Electric — 0.8%*:
Appalachian Power Co.	6.70	8/15/2037	30,000	37,339	40,656
CMS Energy Corp.	3.88	3/1/2024	50,000	51,144	52,471
Duke Energy Corp.	3.75	9/1/2046	25,000	24,986	24,083
Indianapolis Power & Light Co.^	4.05	5/1/2046	45,000	44,707	44,712
IPALCO Enterprises, Inc.^	3.70	9/1/2024	25,000	24,976	25,061
Puget Sound Energy, Inc.	4.30	5/20/2045	30,000	30,649	32,449
Southwestern Public Service Co.	6.00	10/1/2036	30,000	35,461	37,242

Total Electric			235,000	249,262	256,674

Electrical Components and Equipment — 0.1%*:
Legrand France SA+	8.50	2/15/2025	35,000	45,316	44,916

Electronics — 0.5%*:
Agilent Technologies, Inc.	3.88	7/15/2023	50,000	50,479	51,777
Arrow Electronics, Inc.	3.25	9/8/2024	25,000	24,848	24,719
Arrow Electronics, Inc.	3.88	1/12/2028	25,000	24,896	24,947
Avnet, Inc.	3.75	12/1/2021	10,000	9,981	10,216
FLIR Systems, Inc.	3.13	6/15/2021	25,000	24,987	25,329
Tech Data Corp.	3.70	2/15/2022	20,000	19,974	20,168

Total Electronics			155,000	155,165	157,156

Environmental Control — 0.2%*:
Waste Management, Inc.	7.00	7/15/2028	50,000	63,791	65,092

Food — 0.3%*:
Kraft Heinz Foods Co.	3.00	6/1/2026	45,000	43,964	43,105
WhiteWave Foods Co. (The)	5.38	10/1/2022	49,000	54,274	55,178

Total Food			94,000	98,238	98,283

Forestry and Paper Products — 0.5%*:
Celulosa Arauco y Constitucion SA+	4.75	1/11/2022	30,000	30,899	31,721
Domtar Corp.	4.40	4/1/2022	50,000	50,622	52,060
International Paper Co.	9.38	5/15/2019	73,000	80,458	81,413

Total Forestry and Paper Products			153,000	161,979	165,194

Gas — 0.1%*:
Spire, Inc.	4.70	8/15/2044	25,000	25,253	26,185

Healthcare-Products — 0.5%*:
Abbott Laboratories	3.75	11/30/2026	20,000	19,862	20,522
Abbott Laboratories	4.90	11/30/2046	15,000	14,885	16,754
Becton Dickinson and Co.	3.36	6/6/2024	40,000	40,000	40,373

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Healthcare-Products (continued):
Becton Dickinson and Co.	3.70%		6/6/2027	40,000	$40,000	$40,444
Becton Dickinson and Co.	4.69		12/15/2044	25,000	25,943	26,427

Total Healthcare-Products				140,000	140,690	144,520

Healthcare-Services — 0.3%*:
Humana, Inc.	3.95		3/15/2027	40,000	39,953	41,791
Humana, Inc.	4.80		3/15/2047	20,000	19,981	22,271
UnitedHealth Group, Inc.	6.88		2/15/2038	25,000	34,325	35,481

Total Healthcare-Services				85,000	94,259	99,543

Household Products/Wares — 0.1%*:
Church & Dwight Co., Inc.	3.15		8/1/2027	15,000	14,985	14,853

Housewares — 0.1%*:
Toro Co. (The)	7.80		6/15/2027	25,000	31,402	30,919

Insurance — 2.4%*:
Allstate Corp. (The), 3M USD LIBOR + 2.938%	5.75	#	8/15/2053	110,000	116,474	120,725
American International Group, Inc.	3.90		4/1/2026	20,000	19,991	20,823
American International Group, Inc.	4.50		7/16/2044	25,000	25,675	26,091
AmTrust Financial Services, Inc.	6.13		8/15/2023	75,000	74,542	74,944
Arch Capital Group US, Inc.	5.14		11/1/2043	25,000	25,304	27,835
Brown & Brown, Inc.	4.20		9/15/2024	58,000	58,330	61,194
CNA Financial Corp.	3.45		8/15/2027	25,000	24,944	24,729
Enstar Group Ltd.+	4.50		3/10/2022	20,000	20,000	20,691
Marsh & McLennan Cos., Inc.	5.88		8/1/2033	20,000	22,998	24,758
Reinsurance Group of America, Inc.	3.95		9/15/2026	40,000	39,998	40,509
Trinity Acquisition PLC	4.40		3/15/2026	55,000	56,542	58,313
Unum Group	3.00		5/15/2021	20,000	19,968	20,268
Unum Group	3.88		11/5/2025	25,000	24,998	25,589
Unum Group	4.00		3/15/2024	30,000	30,714	31,308
Willis North America, Inc.	3.60		5/15/2024	25,000	24,980	25,574
Willis North America, Inc.	7.00		9/29/2019	50,000	53,489	54,434
XLIT Ltd.	4.45		3/31/2025	60,000	62,520	61,440
XLIT Ltd.	5.50		3/31/2045	30,000	28,787	31,549

Total Insurance				713,000	730,254	750,774

Internet — 0.4%*:
Amazon.com, Inc.^	4.05		8/22/2047	45,000	44,668	45,860
Expedia, Inc.	5.00		2/15/2026	40,000	39,841	43,501
Expedia, Inc.	7.46		8/15/2018	45,000	46,927	47,153

Total Internet				130,000	131,436	136,514

Investment Company Security — 0.6%*:
Ares Capital Corp.	3.50		2/10/2023	75,000	74,942	74,164
Ares Capital Corp.	3.88		1/15/2020	30,000	30,392	30,760
FS Investment Corp.	4.00		7/15/2019	30,000	30,284	30,593
TCP Capital Corp.	4.13		8/11/2022	45,000	44,869	44,715

Total Investment Company Security				180,000	180,487	180,232

Iron/Steel — 0.5%*:
Vale Overseas Ltd.+	5.88		6/10/2021	125,000	136,777	136,513
Vale Overseas Ltd.+	6.88		11/21/2036	15,000	14,988	17,175

Total Iron/Steel				140,000	151,765	153,688

IT Services — 0.7%*:
Dell International LLC/EMC Corp.^	4.42		6/15/2021	45,000	44,990	47,246
DXC Technology Co.	2.88		3/27/2020	15,000	14,961	15,200

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

IT Services (continued):
DXC Technology Co.	4.25%	4/15/2024	20,000	$19,911	$21,042
DXC Technology Co.	4.75	4/15/2027	40,000	39,959	42,785
Leidos Holdings, Inc.	4.45	12/1/2020	75,000	76,387	78,863

Total IT Services			195,000	196,208	205,136

Media — 0.7%*:
Charter Communications Operating LLC/Charter Communications Operating Capital	4.46	7/23/2022	16,000	16,888	16,928
Comcast Corp.	3.40	7/15/2046	20,000	19,829	18,434
Discovery Communications LLC	2.95	3/20/2023	25,000	24,969	25,066
Discovery Communications LLC	4.88	4/1/2043	25,000	22,799	24,365
Discovery Communications LLC	5.00	9/20/2037	25,000	24,975	25,385
Time Warner Cable LLC	4.50	9/15/2042	60,000	49,469	56,865
Time Warner Cable LLC	5.50	9/1/2041	35,000	32,685	36,341

Total Media			206,000	191,614	203,384

Mining — 0.3%*:
Glencore Funding LLC+^	4.00	4/16/2025	50,000	49,937	50,768
Glencore Funding LLC+^	4.63	4/29/2024	25,000	26,076	26,481

Total Mining			75,000	76,013	77,249

Miscellaneous Manufacturing — 0.3%*:
Carlisle Cos., Inc.	3.75	11/15/2022	50,000	50,150	51,073
Textron, Inc.	4.30	3/1/2024	50,000	51,126	53,033

Total Miscellaneous Manufacturing			100,000	101,276	104,106

Office/Business Equip — 0.4%*:
Pitney Bowes, Inc.	3.63	9/15/2020	20,000	19,953	20,042
Pitney Bowes, Inc.	3.63	10/1/2021	115,000	114,743	113,181

Total Office/Business Equip			135,000	134,696	133,223

Oil and Gas — 2.0%*:
Anadarko Petroleum Corp.	5.55	3/15/2026	20,000	19,945	22,337
Anadarko Petroleum Corp.	6.45	9/15/2036	50,000	58,602	59,150
Cenovus Energy, Inc.^+	4.25	4/15/2027	50,000	49,833	49,574
Concho Resources, Inc.	3.75	10/1/2027	20,000	19,927	20,089
Encana Corp.+	6.50	2/1/2038	40,000	46,454	47,347
EQT Corp.	2.50	10/1/2020	30,000	29,998	30,111
EQT Corp.	3.90	10/1/2027	40,000	39,967	40,007
Helmerich & Payne International Drilling Co.	4.65	3/15/2025	25,000	26,514	26,437
Marathon Petroleum Corp.	6.50	3/1/2041	30,000	33,263	36,099
Nabors Industries, Inc.	5.50	1/15/2023	35,000	35,983	34,300
Newfield Exploration Co.	5.38	1/1/2026	140,000	139,878	147,175
PBF Holding Co. LLC/PBF Finance Corp.	7.00	11/15/2023	25,000	25,550	25,719
Petroleos Mexicanos+	5.50	1/21/2021	55,000	58,169	58,685
Petroleos Mexicanos+^	6.50	3/13/2027	15,000	14,872	16,623
Rowan Cos., Inc.	4.88	6/1/2022	8,000	7,987	7,500

Total Oil and Gas			583,000	606,942	621,153

Oil and Gas Services — 0.5%*:
National Oilwell Varco, Inc.	2.60	12/1/2022	33,000	31,316	32,034
National Oilwell Varco, Inc.	3.95	12/1/2042	37,000	30,480	31,217
SESI LLC	7.13	12/15/2021	32,000	33,337	32,640

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Oil and Gas Services (continued):
Weatherford International Ltd.	5.95%	4/15/2042	30,000	$25,204	$24,600
Weatherford International Ltd.	6.00	3/15/2018	50,000	50,527	50,500

Total Oil and Gas Services			182,000	170,864	170,991

Packaging and Containers — 0.3%*:
Brambles USA, Inc.+^	4.13	10/23/2025	10,000	9,980	10,410
Brambles USA, Inc.+^	5.35	4/1/2020	50,000	52,887	53,318
Sonoco Products Co.	4.38	11/1/2021	41,000	42,848	43,147

Total Packaging and Containers			101,000	105,715	106,875

Pharmaceuticals — 1.5%*:
AbbVie, Inc.	4.70	5/14/2045	30,000	29,331	32,704
Allergan, Inc.	2.80	3/15/2023	50,000	47,132	49,656
AstraZeneca PLC+	6.45	9/15/2037	35,000	44,560	46,887
Express Scripts Holding Co.	4.50	2/25/2026	30,000	30,911	32,110
Express Scripts Holding Co.	4.80	7/15/2046	25,000	24,957	26,398
McKesson Corp.	6.00	3/1/2041	50,000	55,750	62,509
Mylan NV+	5.25	6/15/2046	40,000	39,994	43,390
Mylan, Inc.	2.55	3/28/2019	60,000	59,832	60,277
Shire Acquisitions Investments Ireland DAC	2.88	9/23/2023	60,000	59,993	59,627
Teva Pharmaceutical Finance Netherlands III B.V.+	1.70	7/19/2019	25,000	24,439	24,642
Teva Pharmaceutical Finance Netherlands III B.V.+	2.20	7/21/2021	24,000	23,115	23,107
Teva Pharmaceutical Finance Netherlands III B.V.+	4.10	10/1/2046	10,000	9,918	8,424

Total Pharmaceuticals			439,000	449,932	469,731

Pipelines — 2.6%*:
Energy Transfer LP	4.20	4/15/2027	25,000	24,950	25,313
Energy Transfer LP	4.75	1/15/2026	30,000	29,840	31,580
Energy Transfer LP	6.13	12/15/2045	25,000	27,441	27,456
EnLink Midstream Partners LP	2.70	4/1/2019	30,000	30,030	30,086
EnLink Midstream Partners LP	4.15	6/1/2025	25,000	25,102	25,202
EnLink Midstream Partners LP	4.85	7/15/2026	19,000	19,413	19,881
Enterprise Products Operating LLC	5.95	2/1/2041	25,000	26,680	29,980
Kinder Morgan Energy Partners LP MTN	6.95	1/15/2038	30,000	31,980	36,388
Kinder Morgan, Inc.	3.05	12/1/2019	35,000	35,069	35,633
Kinder Morgan, Inc.^	5.63	11/15/2023	50,000	55,297	55,692
MPLX LP	4.00	2/15/2025	77,000	75,676	78,302
MPLX LP	4.13	3/1/2027	15,000	14,976	15,273
MPLX LP	4.88	12/1/2024	38,000	39,685	40,947
MPLX LP	4.88	6/1/2025	23,000	23,863	24,649
MPLX LP	5.20	3/1/2047	5,000	4,966	5,235
MPLX LP	5.50	2/15/2023	20,000	20,799	20,580
Phillips 66 Partners LP	4.90	10/1/2046	15,000	14,897	15,013
Plains All American Pipeline LP/PAA Finance Corp.	4.50	12/15/2026	80,000	80,015	81,193
Plains All American Pipeline LP/PAA Finance Corp.	4.70	6/15/2044	40,000	36,171	36,196
Sabine Pass Liquefaction LLC	4.20	3/15/2028	75,000	74,930	75,605
Sabine Pass Liquefaction LLC	5.63	3/1/2025	25,000	27,550	27,578
Sunoco Logistics Partners Operations LP	4.00	10/1/2027	20,000	19,844	19,925
Sunoco Logistics Partners Operations LP	5.30	4/1/2044	25,000	24,666	24,844

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Pipelines (continued):
Western Gas Partners LP	4.00%	7/1/2022	50,000	$51,348	$51,663

Total Pipelines			802,000	815,188	834,214

Real Estate Investment Trusts — 1.4%*:
Brandywine Operating Partnership LP	4.95	4/15/2018	40,000	40,533	40,539
Crown Castle International Corp.	3.20	9/1/2024	40,000	39,891	39,810
Crown Castle International Corp.	4.00	3/1/2027	20,000	19,920	20,451
Crown Castle International Corp.	4.75	5/15/2047	10,000	9,921	10,217
CubeSmart LP	3.13	9/1/2026	45,000	44,799	43,258
Digital Realty Trust LP	3.40	10/1/2020	20,000	19,972	20,598
Digital Realty Trust LP	3.95	7/1/2022	35,000	35,178	36,903
Healthcare Trust of America Holdings LP	2.95	7/1/2022	15,000	14,991	15,099
Healthcare Trust of America Holdings LP	3.75	7/1/2027	35,000	34,827	34,906
Host Hotels & Resorts LP	3.88	4/1/2024	40,000	39,841	40,881
Host Hotels & Resorts LP	4.75	3/1/2023	50,000	51,886	53,613
Kimco Realty Corp.	3.30	2/1/2025	25,000	24,961	24,987
Mid-America Apartments LP	3.60	6/1/2027	25,000	24,899	25,104
UDR, Inc. MTN	3.50	7/1/2027	35,000	34,919	34,857
Weingarten Realty Investors	3.25	8/15/2026	10,000	9,924	9,576

Total REITS			445,000	446,462	450,799

Retail — 0.9%*:
CVS Pass-Through Trust^	5.93	1/10/2034	29,782	33,912	34,010
El Puerto de Liverpool SAB de CV+^	3.95	10/2/2024	200,000	199,208	203,250
Wal-Mart Stores, Inc.	5.63	4/1/2040	30,000	35,499	38,586

Total Retail			259,782	268,619	275,846

Semiconductors — 0.1%*:
QUALCOMM, Inc.	4.30	5/20/2047	35,000	34,994	35,772

Software — 0.4%*:
Oracle Corp.	5.38	7/15/2040	35,000	38,932	43,449
VMware, Inc.	2.95	8/21/2022	80,000	79,837	80,478

Total Software			115,000	118,769	123,927

Telecommunications — 1.2%*:
AT&T, Inc.	3.40	8/14/2024	50,000	49,918	50,078
AT&T, Inc.	3.80	3/1/2024	40,000	39,976	41,147
AT&T, Inc.	3.90	8/14/2027	45,000	44,923	45,088
AT&T, Inc.	4.75	5/15/2046	45,000	42,269	43,276
AT&T, Inc.	5.25	3/1/2037	30,000	29,861	31,571
Telefonaktiebolaget LM Ericsson+	4.13	5/15/2022	55,000	56,675	54,567
Verizon Communications, Inc.	4.13	3/16/2027	30,000	30,694	31,302
Verizon Communications, Inc.	5.15	9/15/2023	20,000	22,124	22,419
Verizon Communications, Inc.	6.55	9/15/2043	56,000	69,782	70,237

Total Telecommunications			371,000	386,222	389,685

Total Corporate Bonds			9,342,782	9,574,869	9,835,848

Foreign Government — 0.8%*:
Colombia — 0.4%*:
Colombia Government International Bond+	6.13	1/18/2041	100,000	115,565	117,700

Mexico — 0.4%*:
Mexico Government International Bond+	4.75	3/8/2044	68,000	69,483	70,142

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Mexico (continued):
Mexico Government International Bond+	5.55%		1/21/2045	60,000	$64,605	$69,150

Total Mexico				128,000	134,088	139,292

Total Foreign Government				228,000	249,653	256,992

Mortgage-Backed Securities — 0.9%*:

Banc of America Commercial Mortgage Trust 2008-1 A4	6.51	#@	2/10/2051	31,198	33,872	31,339
GS Mortgage Securities Trust 2015-GC32 B	4.55	#@	7/10/2048	100,000	102,827	105,727
JP Morgan Mortgage Trust 2017-1 A11^	3.50	#@	1/25/2047	95,333	94,891	96,023
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7 AM	6.14	#@	4/17/2045	1,014	1,051	1,013
Morgan Stanley Capital I Trust 2008-TOP29 A4	6.50	#@	1/11/2043	59,619	65,086	59,984

Total Mortgage-Backed Securities				287,164	297,727	294,086

U.S. Treasury & Government Agencies — 28.2%*:

Federal Home Loan Mortgage Corp.	3.50		11/1/2045	126,908	131,915	131,513
Federal Home Loan Mortgage Corp.	3.50		7/1/2046	55,740	58,921	57,850
Federal Home Loan Mortgage Corp.	3.50		11/1/2046	76,372	80,652	79,189
Federal Home Loan Mortgage Corp.	3.50		1/1/2047	95,958	99,952	99,625
Federal Home Loan Mortgage Corp.	4.00		4/1/2047	73,325	78,105	78,129
Federal Home Loan Mortgage Corp.	4.50		8/1/2040	16,289	17,873	17,698
Federal Home Loan Mortgage Corp.	4.50		10/1/2040	23,265	25,401	25,234
Federal Home Loan Mortgage Corp.	4.50		10/1/2041	27,405	29,918	29,721
Federal Home Loan Mortgage Corp.	4.50		9/1/2043	18,872	20,666	20,551
Federal Home Loan Mortgage Corp.	4.50		5/1/2047	24,471	26,356	26,238
Federal Home Loan Mortgage Corp.	4.50		6/1/2047	295,612	318,455	316,949
Federal Home Loan Mortgage Corp. TBA	3.50		10/1/2047	475,000	491,699	489,900
Federal Home Loan Mortgage Corp. TBA	4.00		11/1/2047	350,000	368,430	367,958
Federal National Mortgage Association	3.50		12/1/2028	50,156	53,159	52,452
Federal National Mortgage Association	3.50		11/1/2045	275,915	287,256	285,814
Federal National Mortgage Association	3.50		12/1/2045	96,087	99,263	99,644
Federal National Mortgage Association	3.50		1/1/2046	259,446	269,370	268,979
Federal National Mortgage Association	3.50		6/1/2047	72,840	75,135	75,146
Federal National Mortgage Association	4.00		6/1/2047	293,046	309,783	308,692
Federal National Mortgage Association	4.00		5/1/2056	183,366	192,121	194,030
Federal National Mortgage Association	4.00		6/1/2056	163,035	172,876	172,495
Federal National Mortgage Association	4.50		3/1/2041	18,015	19,784	19,622
Federal National Mortgage Association	4.50		8/1/2047	124,705	134,526	134,060
Federal National Mortgage Association	5.00		6/1/2040	11,600	12,890	12,868
Federal National Mortgage Association	5.00		7/1/2040	86,870	96,119	95,011
Federal National Mortgage Association	5.00		2/1/2044	34,087	37,823	37,363
Federal National Mortgage Association TBA	3.50		10/1/2047	1,550,000	1,606,732	1,597,892
Government National Mortgage Association	3.50		6/20/2047	470,809	488,138	489,990
Government National Mortgage Association	3.50		7/20/2047	174,138	180,595	181,232
Government National Mortgage Association TBA	3.50		10/1/2047	525,000	546,000	545,672
Government National Mortgage Association TBA	4.00		10/1/2047	350,000	368,266	368,580
U.S. Treasury Bond	2.50		5/15/2046	685,000	621,229	636,515
U.S. Treasury Bond (1)	3.50		2/15/2039	465,000	515,985	525,050

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
U.S. Treasury & Government Agencies (continued):

U.S. Treasury Note	1.63%	7/31/2020	210,000	$211,087	$210,115
U.S. Treasury Note	1.88	3/31/2022	405,000	406,513	404,873
U.S. Treasury Note	2.00	11/15/2026	440,000	433,022	428,776

Total U.S. Treasury & Government Agencies			8,603,332	8,886,015	8,885,426

Total Fixed Income			27,089,267	27,500,045	27,859,529

	SHARES	COST	FAIR VALUE
Mutual Fund — 8.4%*:
Barings U.S. High Yield Fund	248,920	2,416,739	2,646,024

Counterparty		Strike Price	Expiration Date	Contracts	Notional	Cost	Unrealized Value	Fair Value
Purchased Options — 0.3%*:
Call Option Purchased — 0.1%*:
OTC - BCM Swaption	JPMorgan Chase Bank N.A.	$2.87	7/12/2027	530,000	530,000	33,920	1,927	35,847

Put Options Purchased — 0.2%*:
OTC - BCM Swaption	JPMorgan Chase Bank N.A.	2.87	7/12/2027	1,140,000	1,140,000	73,218	(4,896)	68,322

					1,670,000	107,138	(2,969)	104,169

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Short-Term Investments — 14.1%*:
Bank Deposit — 1.6%*:
State Street Bank & Trust Co. Euro Time Deposit	0.12%	10/2/2017	506,677	506,677	506,677

Commercial Paper — 12.5%*:
Advertising — 0.8%*:
Mondelez International, Inc.	Zero Coupon	11/10/2017	250,000	249,586	249,586

Chemicals — 0.8%*:
Ei Du Pont De Nemours	Zero Coupon	10/2/2017	250,000	249,990	249,990

Diversified Financial Services — 3.8%*:
Volvo Group Treasury N.A.	Zero Coupon	10/17/2017	250,000	249,837	249,837
WPP CP Finance PLC	Zero Coupon	10/11/2017	700,000	699,706	699,706
WPP CP Finance PLC	Zero Coupon	11/2/2017	250,000	249,633	249,633

Total Diversified Financial Services			1,200,000	1,199,176	1,199,176

Electric — 0.8%*:
Avangrid, Inc.	Zero Coupon	11/20/2017	250,000	249,496	249,496

Home Furnishings — 0.8%*:
Leggett & Platt, Inc.	Zero Coupon	10/17/2017	250,000	249,837	249,837

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Commercial Paper (continued):
IT Services — 0.8%*:
Hewlett Packard Enterprise Co.	Zero Coupon	10/26/2017	250,000	$249,750	$249,750

Oil and Gas — 0.8%*:
Suncor Energy, Inc.	Zero Coupon	10/18/2017	250,000	249,821	249,821

Oil and Gas Services — 0.8%*:
Enbridge, Inc.	Zero Coupon	12/14/2017	250,000	249,198	249,198

Software & Service — 0.8%*:
Equifax Inc.	Zero Coupon	11/6/2017	250,000	249,630	249,630

Telecommunications — 1.5%*:
Bell Canada	Zero Coupon	10/20/2017	250,000	249,802	249,802
TELUS Corp.	Zero Coupon	11/1/2017	250,000	249,662	249,662

Total Telecommunications			500,000	499,464	499,464

Utility — 0.8%*:
Sempra Energy Holdings	Zero Coupon	10/23/2017	250,000	249,780	249,780

Total Commercial Paper			3,950,000	3,945,728	3,945,728

Total Short-Term Investments			4,456,677	4,452,405	4,452,405

Total Investments			33,464,864	34,476,327	35,062,127

Other assets and liabilities – (11.1%)*					(3,509,104)

Net Assets – 100.0%					$31,553,023

MTN	Medium Term Note
OTC	Over the Counter
TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
(1)	All or a portion of this security is held for swaps collateral.
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	93.8%
Mexico	1.2%
Canada	1.0%
Other (Individually less than 1%)	4.0%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2017.
@	Effective interest rate for this security is the coupon rate at issue based on the underlying loans.

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

Affiliate Table

	Number of Shares Held at 6/30/17	Value At 6/30/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/17	Value at 9/30/17	Dividend Income	Capital Gains Distributions
Barings U.S. High Yield Fund	245,051	$2,595,086	$41,031	$—	$—	$9,907	248,920	$2,646,024	$41,011	$—

A summary of outstanding derivatives at September 30, 2017 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
3/6/18	CZK/EUR	BNP Paribas S.A.	2,000	52,282	$(18)
3/6/18	CZK/EUR	JPMorgan Chase Bank N.A.	2,000	52,048	(7)
3/6/18	EUR/CZK	BNP Paribas S.A.	345,085	13,000	359
3/6/18	EUR/CZK	Bank of America N.A.	534,130	20,000	700
3/6/18	EUR/CZK	Citibank N.A.	25,966	1,000	1
10/17/17	EUR/HUF	Goldman Sachs & Co.	7,775,000	25,000	(72)
10/17/17	EUR/PLN	Citibank N.A.	133,240	31,338	(553)
10/17/17	EUR/RON	JPMorgan Chase Bank N.A.	82,228	18,000	(130)
10/17/17	RON/EUR	Goldman Sachs & Co.	18,000	82,850	(30)

Net unrealized appreciation on cross currency forward foreign currency exchange contracts					$250

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/10/17	BNP Paribas S.A.	BRL	72,831	22,972	22,891	$81
10/10/17	Goldman Sachs & Co.	CLP	637,250	995	1,000	(5)
11/14/17	BNP Paribas S.A.	CNH	256,903	38,588	38,000	588
11/14/17	JPMorgan Chase Bank N.A.	CNH	245,255	36,838	37,278	(440)
10/10/17	Bank of America N.A.	COP	2,945,500	1,002	1,000	2
10/17/17	BNP Paribas S.A.	EGP	271,518	15,331	14,969	362
10/17/17	Citibank N.A.	EUR	2,454	2,903	2,817	86
10/17/17	BNP Paribas S.A.	EUR	15,882	18,785	18,899	(114)
10/17/17	Goldman Sachs & Co.	EUR	60,249	71,262	71,970	(708)
10/17/17	JPMorgan Chase Bank N.A.	EUR	1,305	1,544	1,540	4
10/17/17	JPMorgan Chase Bank N.A.	GHS	66,600	14,997	15,000	(3)
10/24/17	JPMorgan Chase Bank N.A.	IDR	483,984,000	35,869	36,000	(131)
10/24/17	Goldman Sachs & Co.	INR	459,235	7,009	7,000	9
10/24/17	JPMorgan Chase Bank N.A.	JPY	4,014,661	35,711	36,521	(810)
10/24/17	JPMorgan Chase Bank N.A.	KZT	11,655,000	34,071	35,152	(1,081)
10/24/17	Goldman Sachs & Co.	KZT	682,000	1,994	2,000	(6)
10/10/17	Bank of America N.A.	MXN	1,309,072	71,801	70,179	1,622
10/24/17	Goldman Sachs & Co.	MYR	305,768	72,381	71,246	1,135
10/24/17	JPMorgan Chase Bank N.A.	NZD	23,737	17,138	17,000	138
10/24/17	Goldman Sachs & Co.	PHP	1,821,096	35,745	36,000	(255)
10/24/17	BNP Paribas S.A.	SGD	20,339	14,998	15,000	(2)
10/17/17	Bank of America N.A.	TRY	129,909	36,300	36,000	300

Net unrealized appreciation on forward foreign currency exchange contracts to buy						$772

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
12/11/17	Bank of America N.A.	AUD	19,161	15,017	15,000	$(17)
10/10/17	JPMorgan Chase Bank N.A.	BRL	72,831	22,972	23,055	83
10/17/17	Bank of America N.A.	CHF	35,311	36,499	36,928	429
10/10/17	Bank of America N.A.	CLP	9,822,335	15,345	15,609	264
11/14/17	BNP Paribas S.A.	CNH	502,158	75,426	72,000	(3,426)
10/10/17	Goldman Sachs & Co.	COP	44,782,500	15,236	15,000	(236)
10/17/17	JPMorgan Chase Bank N.A.	EUR	17,909	21,182	21,343	161
10/24/17	JPMorgan Chase Bank N.A.	IDR	483,984,000	35,868	36,107	239
10/17/17	Bank of America N.A.	ILS	77,916	22,053	22,059	6
10/24/17	Bank of America N.A.	INR	952,420	14,536	14,680	144
10/24/17	JPMorgan Chase Bank N.A.	INR	471,716	7,200	7,314	114
10/24/17	JPMorgan Chase Bank N.A.	NZD	49,413	35,676	35,627	(49)
10/24/17	JPMorgan Chase Bank N.A.	PHP	915,840	17,976	18,000	24

Net unrealized depreciation on forward foreign currency exchange contracts to sell						$(2,264)

Currency Legend

AUD – Australian Dollar

BRL – Brazilian Real

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EGP – Egyptian Pound

EUR – Euro

GHS – Ghana Cedi

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KZT – Kazakhstani Tenge

MXN – Mexican Peso

MYR – Malaysian Ringgit

NZD – New Zealand Dollar

PHP – Philippines Peso

PLN – Polish Zloty

RON – Romanian New Leu

SGD – Singapore Dollar

TRY – Turkish New Lira

See accompanying Notes to the Schedule of Investments.

Barings Total Return Bond Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

Futures

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED DEPRECIATION
Long Futures
U.S. 2-Year Treasury Note	12/29/17	13	2,811,791	Long	$2,804,140	$(7,651)
U.S. 5-Year Treasury Note	12/29/17	16	1,893,550	Long	1,880,000	(13,550)
U.S. Ultra Bond	12/19/17	5	836,573	Long	825,625	(10,948)

Total Long Futures						(32,149)

OTC Credit Default Swaps - Sell Protection(1)(2)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED DEPRECIATION
CMBX.NA.BBB-.6†	3.00%	11/17/2045	JPMorgan Chase Bank N.A.	60,000	60,000	$138	$(9,098)	(9,236)
CMBX.NA.BBB-.6†	3.00%	5/11/2063	Goldman Sachs & Co.	70,000	70,000	(5,252)	(10,614)	(5,362)

Total OTC Credit Default Swaps						(5,114)	(19,712)	(14,598)

Centrally Cleared Credit Default Swaps - Buy Protection

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	MATURITY DATE	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED DEPRECIATION
CDX.NA.BBB-.6	1.00%	6/20/2022	480,000	480,000	(6,618)	(10,020)	(3,402)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Abbreviation Legend

OTC        Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2017

	EFFECTIVE INTEREST RATE		DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 97.4%*:

Corporate Bonds — 31.6%*:

Chemicals — 1.7%*:
Grupo Idesa SA de CV+^	7.88%		12/18/2020	200,000	$182,660	$199,000

Commercial Banks — 7.0%*:
BBVA Bancomer SA, 5 year CMT + 3.000%+^	5.35	#	11/12/2029	200,000	198,646	203,000
Sberbank of Russia Via SB Capital SA, 5 year CMT + 4.023%+^	5.50	#	2/26/2024	200,000	188,500	204,250
Turkiye Halk Bankasi AS+^	3.88		2/5/2020	200,000	196,409	195,000
Turkiye Is Bankasi, 5 year USD Swap + 5.117%+	7.00	#	6/29/2028	200,000	200,000	201,750

Total Commercial Banks				800,000	783,555	804,000

Construction Materials — 1.6%*:
Cemex SAB de CV+^	4.38		3/5/2023	150,000	165,744	187,922

Electric — 3.3%*:
Abengoa Transmision Sur SA+^	6.88		4/30/2043	199,240	204,121	220,160
Capex SA+^	6.88		5/15/2024	150,000	150,000	153,938

Total Electric				349,240	354,121	374,098

Engineering&Construction — 1.8%*:
Mexico City Airport Trust+^	5.50		7/31/2047	200,000	198,797	203,180

Food — 3.5%*:
Minerva Luxembourg SA+^	6.50		9/20/2026	200,000	198,329	202,175
Yasar Holding AS+^	8.88		5/6/2020	200,000	207,572	205,952

Total Food				400,000	405,901	408,127

Gas — 2.2%*:
Fermaca Enterprises S de RL de CV+^	6.38		3/30/2038	235,503	229,791	258,465

Media — 3.7%*:
Altice Financing SA+^	6.63		2/15/2023	200,000	197,056	212,000
VTR Finance BV+^	6.88		1/15/2024	200,000	187,839	211,780

Total Media				400,000	384,895	423,780

Mining — 1.8%*:
Petra Diamonds US Treasury plc+^	7.25		5/1/2022	200,000	198,504	203,800

Oil and Gas — 3.3%*:
Petrobras Global Finance BV+	4.75		1/14/2025	225,000	240,269	285,208
Petrobras Global Finance BV+	5.63		5/20/2043	100,000	75,788	89,165

Total Oil and Gas				325,000	316,057	374,373

Telecommunications — 1.7%*:
Digicel Ltd.+^	6.75		3/1/2023	200,000	189,735	196,000

Total Corporate Bonds				3,459,743	3,409,760	3,632,745

Foreign Government — 65.8%*:
Argentina — 4.2%*:
Argentine Bonos del Tesoro+	15.50		10/17/2026	1,800,000	108,596	110,371
Province of Santa Fe+^	6.90		11/1/2027	150,000	150,000	154,875
Provincia de Cordoba+^	7.13		6/10/2021	200,000	200,000	214,500

Total Argentina				2,150,000	458,596	479,746

Armenia — 1.9%*:
Republic of Armenia International Bond+^	7.15		3/26/2025	200,000	211,410	223,600

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Brazil — 11.0%*:
Brazil Notas do Tesouro Nacional Serie B+	6.00%	8/15/2050	930,000	$889,528	$1,006,267
Brazilian Government International Bond+	8.25	1/20/2034	200,000	229,754	261,500

Total Brazil			1,130,000	1,119,282	1,267,767

Colombia — 4.2%*:
Colombian TES+	4.75	4/4/2035	664,540,313	249,502	260,576
Colombian TES+	7.75	9/18/2030	605,000,000	209,627	224,180

Total Colombia			1,269,540,313	459,129	484,756

Croatia — 1.9%*:
Croatia Government International Bond+^	5.50	4/4/2023	200,000	206,383	221,800

El Salvador — 1.8%*:
El Salvador Government International Bond+^	7.38	12/1/2019	200,000	203,923	207,000

Ghana — 4.1%*:
Ghana Government Bond+	18.25	7/25/2022	408,000	92,807	94,630
Ghana Government Bond+	21.50	3/9/2020	480,000	114,971	116,278
Ghana Government International Bond+^	10.75	10/14/2030	200,000	213,112	260,250

Total Ghana			1,088,000	420,890	471,158

Indonesia — 4.9%*:
Indonesia Treasury Bond+	7.00	5/15/2022	1,300,000,000	98,354	99,468
Indonesia Treasury Bond+	7.00	5/15/2027	2,700,000,000	202,247	207,527
Indonesia Treasury Bond+	8.38	3/15/2034	3,140,000,000	215,143	256,674

Total Indonesia			7,140,000,000	515,744	563,669

Ivory Coast — 1.1%*:
Ivory Coast Government International Bond+^	5.13	6/15/2025	100,000	112,165	122,031

Malaysia — 3.2%*:
Malaysia Government Bond+	4.13	4/15/2032	1,610,000	361,313	367,477

Mexico — 11.2%*:
Mexican Bonos+	7.75	11/13/2042	14,200,000	811,271	824,933
Mexico Government International Bond+	5.75	10/12/2110	430,000	413,230	462,250

Total Mexico			14,630,000	1,224,501	1,287,183

Peru — 3.8%*:
Peru Government Bond+	6.85	2/12/2042	495,000	154,502	163,674
Peru Government Bond+	6.90	8/12/2037	315,000	103,344	106,660
Peru Government Bond+	6.95	8/12/2031	480,000	160,728	165,197

Total Peru			1,290,000	418,574	435,531

Russia — 4.7%*:
Russian Federal Bond - OFZ+	7.00	1/25/2023	14,000,000	225,533	237,796
Russian Federal Bond - OFZ+	8.50	9/17/2031	16,000,000	282,074	299,569

Total Russia			30,000,000	507,607	537,365

South Africa — 6.1%*:
South Africa Government Bond+	6.50	2/28/2041	4,200,000	207,189	219,895
South Africa Government Bond+	8.75	2/28/2048	7,300,000	464,559	487,667

Total South Africa			11,500,000	671,748	707,562

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Ukrainian — 1.7%*:
Ukraine Government International Bond+^	7.38%	9/25/2032	200,000	$200,000	$194,900

Total Foreign Government			8,473,838,313	7,091,265	7,571,545

Total Fixed Income			8,477,298,056	10,501,025	11,204,290

Short-Term Investments — 1.0%*:
Bank Deposit — 1.0%*:
State Street Bank & Trust Co. Euro Time Deposit	0.12	10/2/2017	114,783	114,783	114,783

Total Investments			8,477,412,839	10,615,808	11,319,073

Other assets and liabilities – 1.6%*					186,125

Net Assets – 100.0%					$11,505,198

TBA	To Be Announced: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

Mexico	20.9%
Brazil	16.5%
South Africa	8.1%
Russia	6.6%
Peru	5.9%
Argentina	5.7%
Turkey	5.4%
Indonesia	5.0%
Colombia	4.3%
Ghana	4.2%
Malaysia	3.3%
Armenia	2.0%
Croatia	2.0%
Portugal	1.9%
Chile	1.9%
El Salvador	1.8%
Jamaica	1.7%
Ukrainian	1.7%
Ivory Coast	1.1%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at September 30, 2017.

A summary of outstanding derivatives at September 30, 2017 is as follows:

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
3/6/18	CZK/EUR	JPMorgan Chase Bank N.A.	35,111	919,359	$(388)
3/6/18	EUR/CZK	BNP Paribas S.A.	5,096,640	192,000	5,300
3/6/18	EUR/CZK	Bank of America N.A.	7,798,298	292,000	10,228
3/6/18	EUR/CZK	Citibank N.A.	649,149	25,000	25
10/17/17	EUR/HUF	JPMorgan Chase Bank N.A.	127,012,029	408,186	(919)
10/17/17	EUR/HUF	Goldman Sachs & Co.	2,400,861	7,720	(22)
10/17/17	EUR/PLN	Citibank N.A.	2,104,143	494,889	(8,735)
10/17/17	EUR/PLN	JPMorgan Chase Bank N.A.	112,113	26,000	(29)
10/17/17	EUR/RON	JPMorgan Chase Bank N.A.	1,279,099	280,000	(2,021)
10/17/17	EUR/RSD	Goldman Sachs & Co.	22,552,200	187,000	2,163
10/17/17	HUF/EUR	Goldman Sachs & Co.	413,280	127,012,029	6,944
10/17/17	PLN/EUR	Citibank N.A.	27,000	115,316	334
10/17/17	RON/EUR	JPMorgan Chase Bank N.A.	277,835	1,279,099	(539)

Net unrealized appreciation on cross currency forward foreign currency exchange contracts					$12,341

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
12/15/17	Citibank N.A.	ARS	4,305,600	239,163	234,000	$5,163
6/15/18	JPMorgan Chase Bank N.A.	ARS	9,375,000	473,080	500,000	(26,920)
10/10/17	BNP Paribas S.A.	BRL	649,936	204,998	204,273	725
11/14/17	BNP Paribas S.A.	CNH	3,772,415	566,631	558,000	8,631
11/14/17	JPMorgan Chase Bank N.A.	CNH	3,759,119	564,634	571,382	(6,748)
10/10/17	BNP Paribas S.A.	COP	24,884,088	8,466	8,541	(75)
10/17/17	BNP Paribas S.A.	EGP	4,018,626	226,907	221,538	5,369
10/17/17	BNP Paribas S.A.	EUR	532,806	630,197	634,017	(3,820)
10/17/17	Goldman Sachs & Co.	EUR	752,283	889,791	898,635	(8,844)
10/17/17	JPMorgan Chase Bank N.A.	EUR	71,561	84,641	84,411	230
10/17/17	Bank of America N.A.	HUF	127,109,790	482,249	474,688	7,561
10/24/17	JPMorgan Chase Bank N.A.	IDR	259,274,000	19,215	19,197	18
10/24/17	Goldman Sachs & Co.	INR	7,085,340	108,140	108,000	140
10/24/17	JPMorgan Chase Bank N.A.	JPY	62,089,142	552,303	564,540	(12,237)
10/24/17	BNP Paribas S.A.	JPY	2,746,475	24,431	25,000	(569)
10/24/17	JPMorgan Chase Bank N.A.	KZT	178,617,500	522,165	537,556	(15,391)
10/24/17	Goldman Sachs & Co.	KZT	17,050,000	49,844	50,000	(156)
10/10/17	Bank of America N.A.	MXN	4,416,491	242,238	236,766	5,472
10/10/17	JPMorgan Chase Bank N.A.	MXN	750,880	41,185	42,000	(815)
10/24/17	Goldman Sachs & Co.	MYR	3,359,686	795,302	783,144	12,158
10/4/17	JPMorgan Chase Bank N.A.	NGN	88,479,000	246,459	269,039	(22,580)
10/4/17	Citibank N.A.	NGN	277,091,000	771,842	812,758	(40,916)
10/10/17	JPMorgan Chase Bank N.A.	PEN	636,317	194,870	195,010	(140)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/10/17	Goldman Sachs & Co.	PEN	149,270	45,713	46,000	$(287)
10/24/17	Goldman Sachs & Co.	PHP	27,417,740	538,166	532,487	5,679
10/24/17	JPMorgan Chase Bank N.A.	PHP	2,162,580	42,448	42,000	448
10/17/17	Goldman Sachs & Co.	RUB	1,498,238	25,922	25,245	677
10/24/17	BNP Paribas S.A.	SGD	298,300	219,967	220,000	(33)
10/17/17	Bank of America N.A.	TRY	1,988,325	555,589	551,000	4,589
10/17/17	JPMorgan Chase Bank N.A.	TRY	71,625	20,014	20,000	14
10/17/17	JPMorgan Chase Bank N.A.	ZAR	406,799	29,979	30,000	(21)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(82,678)

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
12/15/17	JPMorgan Chase Bank N.A.	ARS	8,735,000	485,204	500,000	$14,796
12/11/17	Bank of America N.A.	AUD	295,076	231,270	231,000	(270)
10/10/17	Bank of America N.A.	BRL	866,998	273,463	279,613	6,150
10/17/17	Bank of America N.A.	CHF	519,864	537,349	543,903	6,554
10/17/17	BNP Paribas S.A.	CHF	34,549	35,711	36,000	289
10/10/17	Bank of America N.A.	CLP	146,704,635	229,188	233,131	3,943
11/14/17	BNP Paribas S.A.	CNH	7,143,357	1,072,959	1,025,000	(47,959)
11/14/17	JPMorgan Chase Bank N.A.	CNH	388,176	58,306	56,000	(2,306)
10/10/17	JPMorgan Chase Bank N.A.	COP	1,483,795,114	504,808	479,045	(25,763)
10/10/17	Goldman Sachs & Co.	COP	659,795,500	224,472	221,000	(3,472)
10/17/17	Goldman Sachs & Co.	EUR	681,657	806,256	782,453	(23,803)
10/17/17	JPMorgan Chase Bank N.A.	EUR	276,590	327,147	329,625	2,478
10/24/17	JPMorgan Chase Bank N.A.	IDR	259,274,000	19,215	19,316	101
10/17/17	Bank of America N.A.	ILS	1,132,770	320,614	320,699	85
10/17/17	JPMorgan Chase Bank N.A.	ILS	52,922	14,979	15,000	21
10/24/17	Bank of America N.A.	INR	13,469,940	205,585	207,621	2,036
10/24/17	JPMorgan Chase Bank N.A.	INR	7,277,904	111,079	112,843	1,764
10/24/17	Citibank N.A.	INR	1,544,640	23,575	24,000	425
10/4/17	JPMorgan Chase Bank N.A.	NGN	88,479,000	246,460	261,000	14,540
10/4/17	Citibank N.A.	NGN	277,091,000	771,841	839,571	67,730
10/24/17	JPMorgan Chase Bank N.A.	NZD	448,832	324,056	323,614	(442)
10/24/17	BNP Paribas S.A.	NZD	32,119	23,190	23,000	(190)
10/10/17	Goldman Sachs & Co.	PEN	636,317	194,869	194,920	51
10/24/17	JPMorgan Chase Bank N.A.	PHP	14,806,080	290,619	291,000	381
10/17/17	Goldman Sachs & Co.	RUB	13,830,791	239,303	236,000	(3,303)
10/17/17	Bank of America N.A.	ZAR	2,751,246	202,749	203,435	686
10/17/17	BNP Paribas S.A.	ZAR	4,415,114	325,366	337,000	11,634

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$26,156

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

Currency Legend

ARS – Argentine Peso
AUD – Australian Dollar
BRL – Brazilian Real
CHF – Swiss Franc
CLP – Chilean Peso
CNH – Chinese Yuan Renminbi
COP – Colombian Peso
CZK – Czech Koruna
EGP – Egyptian Pound
EUR – Euro
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
JPY – Japanese Yen
KZT – Kazakhstani Tenge
MXN – Mexican Peso
MYR – Malaysian Ringgit
NGN – Nigeria Naira
NZD – New Zealand Dollar
PEN – Peruvian Nouveau Sol
PHP – Philippines Peso
PLN – Polish Zloty
RON – Romanian New Leu
RSD – Serbian Dinar.
RUB – Russian Ruble
SGD – Singapore Dollar
TRY – Turkish New Lira
ZAR – South African Rand

FUTURES

TYPE	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	POSITION	FAIR VALUE	UNREALIZED APPRECIATION
Short Future	12/19/17	2	(334,056)	Short	$(330,250)	$3,806
U.S. Ultra Bond

OTC - Interest Rate Swaps

DESCRIPTION		NOTIONAL AMOUNT	PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Agreement with Bank of America N.A. dated 12/9/15 receiving a fixed rate of 8.09% paying the notional amount multiplied by the ZAR-JIBAR rate. Expiring 1/12/27	ZAR	4,300,000	—	2,448	$2,448
Agreement with Bank of America N.A. dated 5/18/17 paying a fixed rate of 1.22% receiving the notional amount multiplied by the HUF-BUBOR rate. Expiring 5/18/22	HUF	308,000,000	—	(18,035)	(18,035)
Agreement with Bank of America N.A. dated 6/15/17 receiving a fixed rate of 5.13% paying the notional amount multiplied by the USD-LIBOR rate. Expiring 6/15/25	USD	111,000	(75)	(7,655)	(7,730)
Agreement with BNP Paribas S.A. dated 9/18/17 paying a fixed rate of 1.51% receiving the notional amount multiplied by the CZK-PRIBO rate. Expiring 9/18/27	CZK	13,500,000	—	5,195	5,195
Agreement with JPMorgan Chase Bank N.A. dated 12/9/15 receiving a fixed rate of 7.45% paying the notional amount multiplied by the ZAR-JIBAR rate. Expiring 1/12/20	ZAR	4,460,000	—	4,756	4,756

Agreement with JPMorgan Chase Bank N.A. dated 5/19/17 paying a fixed rate of 0.43% receiving the notional amount multiplied by the ILS-TELBO rate. Expiring 5/19/20	ILS	6,500,000	—	(7,126)	(7,126)

Total OTC Interest Rate Swaps			$(75)	$(20,417)	$(20,492)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

OTC Credit Default Swaps – Buy Protection(1)(2)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED APPRECIATION (DEPRECIATION)
Penerbangan Malaysia Bhd	0.00%	12/20/2022	BNP Paribas S.A.	100,000	100,000	$1,611	$(1,526)	$(3,137)

OTC Credit Default Swaps - Sell Protection(1)(2)

REFERENCE OBLIGATION	FIXED- DEAL RECEIVED RATE	MATURITY DATE	COUNTERPARTY	ORIGINAL NOTIONAL AMOUNT	CURRENT NOTIONAL AMOUNT(3)	UPFRONT PREMIUMS PAID/ (RECEIVED)	FAIR VALUE(4)	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Government International Bond	1.00%	12/20/2022	BNP Paribas S.A.	300,000	300,000	$(14,432)	$(3,091)	$11,341
Colombia Government International Bond	1.00%	12/20/2022	BNP Paribas S.A.	100,000	100,000	(1,305)	(4,500)	(3,195)
Indonesia Government International Bond	1.00%	12/20/2022	BNP Paribas S.A.	200,000	200,000	(42)	(388)	(346)
Mexico Government International Bond	1.00%	12/20/2022	Goldman Sachs International	200,000	200,000	(799)	(1,004)	(205)
Panama Government International Bond	1.00%	12/20/2022	Bank of America N.A.	200,000	200,000	2,042	1,630	(412)
Peruvian Government International Bond	1.00%	12/20/2022	BNP Paribas S.A.	200,000	200,000	2,073	1,796	(277)

Total OTC Credit Default Swaps						(12,463)	(5,557)	6,906

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Debt Blended Total Return Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the ndex are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit event as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the expected amount paid or received for the credit derivative if the amount of the swap agreement was closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreements.

Abbreviation Legend

OTC        Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 84.4%*:

Foreign Government — 84.4%*:
Argentina — 2.4%*:
Argentine Bonos del Tesoro+	15.50%	10/17/2026	2,045,000	$124,418	$124,985
Argentine Bonos del Tesoro+	16.00	10/17/2023	1,833,000	106,991	108,884

Total Argentina			3,878,000	231,409	233,869

Brazil — 8.4%*:
Brazil Notas do Tesouro Nacional Serie B+	6.00	8/15/2050	755,000	763,664	817,785

Chile — 4.4%*:
Bonos de la Tesoreria de la Republica en pesos+	4.50	3/1/2021	230,000,000	371,741	369,373
Chile Government International Bond+	5.50	8/5/2020	32,300,000	47,689	53,525

Total Chile			262,300,000	419,430	422,898

Colombia — 6.6%*:
Colombian TES+	4.75	4/4/2035	1,231,376,328	471,380	482,821
Colombian TES+	7.75	9/18/2030	428,000,000	118,113	158,587

Total Colombia			1,659,376,328	589,493	641,408

El Salvador — 0.8%*:
El Salvador Government International Bond^	8.25	4/10/2032	59,000	61,371	64,384
El Salvador Government International Bond^	8.63	2/28/2029	10,000	10,721	11,200

Total El Salvador			69,000	72,092	75,584

Ghana — 1.6%*:
Ghana Government Bond+	18.25	7/25/2022	85,000	19,335	19,692
Ghana Government Bond+	21.50	3/9/2020	330,000	79,298	79,850
Ghana Government Bond+	24.75	3/1/2021	100,000	26,704	26,665
Ghana Government Bond+	24.75	7/19/2021	110,000	28,491	29,734

Total Ghana			625,000	153,828	155,941

Hungary — 3.7%*:
Hungary Government Bond+	3.25	10/22/2031	78,340,000	279,889	297,206
Hungary Government Bond+	5.50	12/20/2018	14,750,000	59,408	59,834

Total Hungary			93,090,000	339,297	357,040

Indonesia — 9.0%*:
Indonesia Treasury Bond+	7.00	5/15/2027	900,000,000	67,416	69,176
Indonesia Treasury Bond+	8.38	3/15/2024	1,000,000,000	81,820	81,576
Indonesia Treasury Bond+	8.38	3/15/2034	8,869,000,000	660,696	724,981

Total Indonesia			10,769,000,000	809,932	875,733

Malaysia — 4.5%*:
Malaysia Government Bond+	4.74	3/15/2046	1,585,000	378,033	369,228
Malaysia Government Bond+	4.94	9/30/2043	300,000	67,480	71,359

Total Malaysia			1,885,000	445,513	440,587

Mexico — 4.6%*:
Mexican Bonos+	7.75	11/13/2042	7,580,000	446,237	441,582

Peru — 4.1%*:
Peru Government Bond+	6.85	2/12/2042	900,000	286,305	297,399
Peru Government Bond+	6.95	8/12/2031	285,000	95,303	98,023

Total Peru			1,185,000	381,608	395,422

Poland — 4.6%*:
Poland Government Bond+	2.50	7/25/2018	1,625,000	440,646	449,896

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Foreign Government (continued):
Romania — 3.9%*:
Romania Government Bond+	5.60%	11/28/2018	1,410,000	$373,567	$379,354

Russia — 8.5%*:
Russian Federal Bond - OFZ+	7.00	8/16/2023	24,843,000	401,605	421,641
Russian Federal Bond - OFZ+	8.50	9/17/2031	21,580,000	396,590	404,062

Total Russia			46,423,000	798,195	825,703

South Africa — 9.8%*:
South Africa Government Bond+	6.50	2/28/2041	12,700,000	683,168	666,706
South Africa Government Bond+	8.75	2/28/2048	4,200,000	254,191	281,329

Total South Africa			16,900,000	937,359	948,035

Thailand — 4.9%*:
Thailand Government Bond+	1.20	7/14/2021	9,075,025	245,994	269,803
Thailand Government Bond+	3.88	6/13/2019	6,450,000	202,708	201,279

Total Thailand			15,525,025	448,702	471,082

Turkey — 2.6%*:
Turkey Government Bond+	6.30	2/14/2018	900,000	243,185	247,050

Total Foreign Government			12,882,526,353	7,894,157	8,178,969

Total Fixed Income			12,882,526,353	7,894,157	8,178,969

Short-Term Investments — 8.9%*:
Bank Deposit — 8.9%*:
State Street Bank & Trust Co. Euro Time Deposit	0.12	10/2/2017	861,922	861,922	861,922

Total Investments			12,883,388,275	8,756,079	9,040,891

Other assets and liabilities – 6.7%*					645,024

Net Assets – 100.0%					$9,685,915

‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

South Africa	11.6%
Indonesia	10.7%
Russia	10.1%
Brazil	10.0%
Colombia	7.8%
Thailand	5.8%
Poland	5.5%
Mexico	5.4%
Malaysia	5.4%
Chile	5.2%
Peru	4.8%
Romania	4.6%
Hungary	4.4%
Turkey	3.0%
Argentina	2.9%
Ghana	1.9%
Other (Individually less than 1%)	0.9%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

A summary of outstanding derivatives at September 30, 2017 is as follows:

Cross Currency Forward Foreign Currency Exchange Contracts

EXPIRATION DATE	DELIVER/RECEIVE	COUNTERPARTY	CONTRACT AMOUNT PURCHASED	CONTRACT AMOUNT SOLD	NET UNREALIZED APPRECIATION (DEPRECIATION)
3/6/18	EUR/CZK	BNP Paribas S.A.	6,374,210	242,000	$4,182
3/6/18	EUR/CZK	Bank of America N.A.	4,389,245	165,000	4,836
3/6/18	EUR/CZK	JPMorgan Chase Bank N.A.	337,915	13,000	18
3/6/18	EUR/CZK	Goldman Sachs & Co.	6,338,748	244,000	167
10/17/17	EUR/HRK	Citibank N.A.	697,198	93,933	(1,069)
10/17/17	EUR/HUF	Goldman Sachs & Co.	48,205,000	155,000	170
10/17/17	EUR/HUF	Citibank N.A.	43,966,030	143,600	(2,484)
10/17/17	EUR/HUF	JPMorgan Chase Bank N.A.	4,281,445	14,000	(261)
10/17/17	EUR/PLN	Bank of America N.A.	217,226	51,000	(727)
10/17/17	EUR/PLN	Citibank N.A.	1,702,828	401,000	(7,135)
10/17/17	EUR/RON	BNP Paribas S.A.	980,247	214,074	(1,193)
10/17/17	EUR/RON	JPMorgan Chase Bank N.A.	444,065	96,542	(24)
10/17/17	EUR/RON	Bank of America N.A.	78,193	17,000	(5)
10/17/17	EUR/RSD	Goldman Sachs & Co.	12,268,750	102,564	1,412
10/17/17	EUR/RSD	Bank of America N.A.	8,015,494	67,000	681
10/17/17	HRK/EUR	Goldman Sachs & Co.	93,848	697,198	969
10/17/17	HUF/EUR	Bank of America N.A.	107,000	32,559,244	2,616
10/17/17	HUF/EUR	Citibank N.A.	39,000	11,928,150	722
10/17/17	PLN/EUR	JPMorgan Chase Bank N.A.	12,000	51,747	(3)
10/17/17	PLN/EUR	State Street Bank & Trust Co.	137,633	585,475	2,168
10/17/17	PLN/EUR	Citibank N.A.	18,000	76,877	199
10/17/17	RON/EUR	Goldman Sachs & Co.	139,000	639,785	(75)
10/17/17	RON/EUR	Bank of America N.A.	34,000	156,477	(14)
10/17/17	RSD/EUR	BNP Paribas S.A.	12,000	1,431,600	54

Net unrealized appreciation on cross currency forward foreign currency exchange contracts					$5,204

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
12/15/17	Citibank N.A.	ARS	1,997,600	110,631	109,000	$1,631
12/15/17	JPMorgan Chase Bank N.A.	ARS	127,260	7,048	7,000	48
6/15/18	JPMorgan Chase Bank N.A.	ARS	6,562,500	330,215	350,000	(19,785)
10/10/17	JPMorgan Chase Bank N.A.	BRL	1,037,791	327,766	306,386	21,380

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/10/17	Goldman Sachs & Co.	BRL	62,900	19,866	20,000	$(134)
10/10/17	BNP Paribas S.A.	BRL	591,939	186,953	189,000	(2,047)
11/14/17	JPMorgan Chase Bank N.A.	CNH	2,165,734	325,183	327,000	(1,817)
11/14/17	Bank of America N.A.	CNH	82,294	12,356	12,000	356
11/14/17	BNP Paribas S.A.	CNH	1,663,108	249,715	246,000	3,715
11/14/17	Goldman Sachs & Co.	CNH	119,308	17,914	17,000	914
10/10/17	BNP Paribas S.A.	COP	29,456,410	10,021	10,110	(89)
10/10/17	Bank of America N.A.	COP	91,310,500	31,063	31,000	63
10/17/17	Bank of America N.A.	EGP	1,170,840	66,110	66,000	110
10/17/17	BNP Paribas S.A.	EGP	1,960,708	110,709	107,495	3,214
10/17/17	JPMorgan Chase Bank N.A.	EGP	123,620	6,980	7,000	(20)
10/17/17	Goldman Sachs & Co.	EUR	511,055	604,622	610,477	(5,855)
10/17/17	JPMorgan Chase Bank N.A.	EUR	762,177	901,721	909,718	(7,997)
10/17/17	Bank of America N.A.	HUF	63,280,114	240,949	236,318	4,631
10/24/17	JPMorgan Chase Bank N.A.	IDR	1,828,374,000	135,628	136,000	(372)
10/24/17	Bank of America N.A.	IDR	1,438,724,040	106,724	107,285	(561)
10/17/17	Citibank N.A.	ILS	354,556	100,416	99,749	667
10/24/17	Goldman Sachs & Co.	INR	4,723,560	72,069	72,000	69
10/24/17	BNP Paribas S.A.	JPY	11,850,588	105,378	109,000	(3,622)
10/24/17	JPMorgan Chase Bank N.A.	JPY	19,431,795	172,791	176,511	(3,720)
10/24/17	BNP Paribas S.A.	KZT	33,188,550	97,022	97,000	22
10/24/17	Goldman Sachs & Co.	KZT	3,410,000	9,969	10,000	(31)
10/24/17	JPMorgan Chase Bank N.A.	KZT	64,678,279	189,078	193,752	(4,674)
10/10/17	Bank of America N.A.	MXN	14,281,818	785,524	777,222	8,302
10/10/17	Citibank N.A.	MXN	306,186	16,841	17,000	(159)
10/10/17	JPMorgan Chase Bank N.A.	MXN	1,808,088	99,448	101,000	(1,552)
10/24/17	Goldman Sachs & Co.	MYR	2,616,438	619,420	616,540	2,880
10/4/17	Citibank N.A.	NGN	137,068,400	381,806	400,816	(19,010)
10/4/17	JPMorgan Chase Bank N.A.	NGN	44,409,000	123,702	135,035	(11,333)
10/24/17	JPMorgan Chase Bank N.A.	NZD	25,133	18,161	18,000	161
10/10/17	BNP Paribas S.A.	PEN	48,608	14,876	15,000	(124)
10/10/17	JPMorgan Chase Bank N.A.	PEN	71,951	22,021	22,000	21
10/24/17	JPMorgan Chase Bank N.A.	PHP	6,778,470	133,142	132,000	1,142
10/24/17	Goldman Sachs & Co.	PHP	8,924,400	175,292	173,323	1,969
10/17/17	Citibank N.A.	PLN	2,499,050	685,779	673,183	12,596
10/17/17	Goldman Sachs & Co.	RUB	3,701,862	64,150	61,000	3,150
10/17/17	Citibank N.A.	RUB	21,846,419	378,582	367,274	11,308
10/24/17	BNP Paribas S.A.	SGD	149,150	109,860	110,000	(140)
10/24/17	JPMorgan Chase Bank N.A.	SGD	95,983	70,699	71,000	(301)
10/24/17	JPMorgan Chase Bank N.A.	THB	5,996,295	179,834	178,727	1,107
10/24/17	Goldman Sachs & Co.	THB	763,347	22,894	23,000	(106)
10/24/17	BNP Paribas S.A.	THB	331,503	9,942	10,000	(58)
10/24/17	Citibank N.A.	THB	8,512,354	255,294	257,000	(1,706)
10/17/17	Citibank N.A.	TRY	1,000,944	280,227	272,206	8,021
10/17/17	Bank of America N.A.	TRY	1,420,825	397,779	408,000	(10,221)
10/17/17	JPMorgan Chase Bank N.A.	ZAR	406,799	30,059	30,000	59
11/7/17	State Street Bank & Trust Co.	ZAR	433,658	31,935	32,000	(65)

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(7,963)

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

Forward Foreign Currency Exchange Contracts to Sell

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
12/15/17	JPMorgan Chase Bank N.A.	ARS	6,114,500	338,632	350,000	$11,368
12/11/17	Bank of America N.A.	AUD	237,593	186,276	186,000	(276)
10/10/17	JPMorgan Chase Bank N.A.	BRL	116,840	36,902	37,000	98
10/10/17	Bank of America N.A.	BRL	576,273	182,005	185,853	3,848
10/10/17	Goldman Sachs & Co.	BRL	41,474	13,099	13,000	(99)
10/17/17	Bank of America N.A.	CHF	112,748	116,629	117,785	1,156
10/17/17	BNP Paribas S.A.	CHF	5,753	5,951	6,000	49
10/17/17	Citibank N.A.	CHF	61,038	63,140	64,000	860
10/10/17	BNP Paribas S.A.	CLP	95,783,842	149,839	154,000	4,161
10/10/17	Bank of America N.A.	CLP	171,147,175	267,733	271,973	4,240
11/14/17	JPMorgan Chase Bank N.A.	CNH	880,803	132,252	126,000	(6,252)
11/14/17	Bank of America N.A.	CNH	112,551	16,900	17,000	100
11/14/17	BNP Paribas S.A.	CNH	3,037,089	456,018	436,000	(20,018)
10/10/17	JPMorgan Chase Bank N.A.	COP	100,504,000	34,190	32,448	(1,742)
10/10/17	Goldman Sachs & Co.	COP	334,376,000	113,750	112,000	(1,750)
10/10/17	Citibank N.A.	COP	11,860,800	4,035	4,000	(35)
10/10/17	BNP Paribas S.A.	COP	126,073,850	42,889	43,000	111
10/17/17	Goldman Sachs & Co.	EUR	307,020	363,232	352,419	(10,813)
10/17/17	JPMorgan Chase Bank N.A.	EUR	10,282	12,164	12,127	(37)
11/14/17	Citibank N.A.	HKD	1,786,693	228,994	229,000	6
11/14/17	JPMorgan Chase Bank N.A.	HKD	1,132,542	145,154	145,000	(154)
10/24/17	JPMorgan Chase Bank N.A.	IDR	710,412,000	52,698	53,000	302
10/17/17	BNP Paribas S.A.	ILS	32,229	9,128	9,000	(128)
10/17/17	Bank of America N.A.	ILS	1,303,194	369,083	367,956	(1,127)
10/24/17	Citibank N.A.	INR	578,430	8,825	9,000	175
10/24/17	JPMorgan Chase Bank N.A.	INR	16,360,397	249,615	253,932	4,317
10/24/17	Goldman Sachs & Co.	MYR	76,770	18,175	18,000	(175)
10/1/17	JPMorgan Chase Bank N.A.	NGN	8,432,835	23,490	24,876	1,386
10/4/17	JPMorgan Chase Bank N.A.	NGN	35,976,165	100,212	106,124	5,912
10/4/17	Citibank N.A.	NGN	137,068,400	381,806	415,320	33,514
10/24/17	JPMorgan Chase Bank N.A.	NZD	349,500	252,545	252,365	(180)
10/10/17	Goldman Sachs & Co.	PEN	14,386	4,403	4,427	24
10/24/17	JPMorgan Chase Bank N.A.	PHP	4,782,720	93,942	94,000	58
10/17/17	Goldman Sachs & Co.	PLN	683,924	187,679	192,733	5,054
10/17/17	Citibank N.A.	RON	1,124,391	289,143	281,323	(7,820)
10/17/17	JPMorgan Chase Bank N.A.	RUB	344,660	5,972	5,664	(308)
10/17/17	Goldman Sachs & Co.	RUB	25,959,330	449,854	451,008	1,154
10/24/17	JPMorgan Chase Bank N.A.	SGD	57,050	42,022	42,000	(22)
10/24/17	BNP Paribas S.A.	THB	6,786,581	203,536	205,072	1,536
10/17/17	BNP Paribas S.A.	ZAR	1,048,098	77,445	80,000	2,555
10/17/17	Bank of America N.A.	ZAR	2,488,635	183,888	192,000	8,112
10/17/17	JPMorgan Chase Bank N.A.	ZAR	183,420	13,553	14,000	447
11/7/17	JPMorgan Chase Bank N.A.	ZAR	433,658	31,935	32,987	1,052

Net unrealized appreciation on forward foreign currency exchange contracts to sell						$40,659

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

Currency Legend

ARS – Argentine Peso
AUD – Australian Dollar
BRL – Brazilian Real
CHF – Swiss Franc
CLP – Chilean Peso
CNH – Chinese Yuan Renminbi
COP – Colombian Peso
CZK – Czech Koruna
EGP – Egyptian Pound
EUR – Euro
GHS – Ghana Cedi
HKD – Hong Kong Dollar
HRK – Croatian Kuna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli Shekel
INR – Indian Rupee
JPY – Japanese Yen
KZT – Kazakhstani Tenge
MXN – Mexican Peso
MYR – Malaysian Ringgit
NGN – Nigeria Naira
NZD – New Zealand Dollar
PEN – Peruvian Nouveau Sol
PHP – Philippines Peso
PLN – Polish Zloty
RON – Romanian New Leu
RSD – Serbian Dinar.
RUB – Russian Ruble
SGD – Singapore Dollar
THB – Thai Baht
TRY – Turkish New Lira
ZAR – South African Rand

OTC - Interest Rate Swaps

DESCRIPTION		NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Agreement with Bank of America N.A. dated 12/9/15 receiving a fixed rate of 8.68% paying the notional amount multiplied by the ZAR-JIBAR rate. Expiring 12/9/25	ZAR	8,000,000	$36,438	$36,438
Agreement with Bank of America N.A. dated 12/12/15 paying a fixed rate of 1.06% receiving the notional amount multiplied by the CZK-PRIBO rate. Expiring 4/4/27	CZK	1,511,300	3,199	3,199
Agreement with Bank of America N.A. dated 5/18/17 paying a fixed rate of 1.22% receiving the notional amount multiplied by the HUF-BUBOR rate. Expiring 5/18/22	HUF	92,000,000	(5,407)	(5,407)
Agreement with BNP Paribas N.A. dated 9/18/17 paying a fixed rate of 1.51% receiving the notional amount multiplied by the CZK-PRIBO rate. Expiring 9/18/27	CZK	5,100,000	1,962	1,962
Agreement with JPMorgan Chase Bank N.A. dated 8/15/17 paying a fixed rate of 1.08% receiving the notional amount multiplied by the CZK-PRIBO rate. Expiring 8/15/22	CZK	4,500,000	2,637	2,637
Agreement with JPMorgan Chase Bank N.A. dated 12/9/15 receiving a fixed rate of 6.35% paying the notional amount multiplied by the MXN-TIIE rate. Expiring 11/27/25	MXN	4,750,000	(10,760)	(10,760)
Agreement with JPMorgan Chase Bank N.A. dated 5/19/17 paying a fixed rate of 0.43% receiving the notional amount multiplied by the ILS-TELBO rate. Expiring 5/19/20	ILS	1,700,000	(1,865)	(1,865)

Total OTC Interest Rate Swaps				$26,204

See accompanying Notes to the Schedule of Investments.

Barings Emerging Markets Local Currency Debt Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

Centrally Cleared Interest Rate Swap

FLOATING RATE REFERENCE	PAY/ RECEIVE FLOATING RATE	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT	CLEARED EXCHANGE	UNREALIZED APPRECIATION
MXN_TIIE Rate	Receive	7.77%	4/5/27	14,700,000	CME	9,340

Abbreviation Legend

OTC        Over the Counter

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 97.7%*:

Bank Loans — 1.9%*§:

Beverage, Food and Tobacco — 0.2%*:
Del Monte Foods, Inc., 3M LIBOR + 3.250%	4.57%	2/18/2021	56,420	$50,588	$48,259

Buildings and Real Estate — 0.9%*:
Beacon Roofing Supply, Inc.¤	1.33	8/24/2018	250,000	250,000	250,000

Mining, Steel, Iron and Non-Precious Metals — 0.5%*:
Murray Energy Corp., 3M LIBOR + 7.250%	8.58	4/16/2020	149,205	143,519	136,461

Oil and Gas — 0.3%*:
Gulf Finance LLC, 3M LIBOR + 5.250%	6.59	8/25/2023	104,410	103,541	98,081

Total Bank Loans			560,035	547,648	532,801

Corporate Bonds — 95.8%*:

Aerospace and Defense — 3.4%*:
American Airlines Group, Inc.^	5.50	10/1/2019	265,000	268,633	277,587
Swissport Financing Sarl+	9.75	12/15/2022	100,000	133,082	127,640
TransDigm, Inc.	6.38	6/15/2026	262,000	259,796	268,388
Triumph Group, Inc.	4.88	4/1/2021	38,000	36,672	37,449
Triumph Group, Inc.^	7.75	8/15/2025	250,000	250,000	263,125

Total Aerospace and Defense			915,000	948,183	974,189

Automobile — 2.9%*:
Allison Transmission, Inc.^	4.75	10/1/2027	247,000	247,000	248,852
International Automotive Components Group SA^	9.13	6/1/2018	195,000	195,545	195,000
JB Poindexter & Co., Inc.^	9.00	4/1/2022	250,000	260,710	261,250
RAC Bond Co. PLC+	5.00	11/6/2022	100,000	128,880	133,296

Total Automobile			792,000	832,135	838,398

Beverage, Food and Tobacco — 2.8%*:
Boparan Finance PLC+	5.25	7/15/2019	150,000	191,475	193,533
JBS USA LUX SA/JBS USA Finance, Inc.^	5.88	7/15/2024	137,000	140,725	137,342
JBS USA LUX SA/JBS USA Finance, Inc.^	8.25	2/1/2020	114,000	115,679	115,140
KeHE Distributors LLC/KeHE Finance Corp.^	7.63	8/15/2021	150,000	151,347	150,750
Pilgrim’s Pride Corp.^	5.88	9/30/2027	200,000	200,000	204,250

Total Beverage, Food and Tobacco			751,000	799,226	801,015

Broadcasting and Entertainment — 5.6%*:
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.00	2/1/2028	200,000	201,792	199,310
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.75	2/15/2026	250,000	250,000	262,125
Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	245,000	243,947	241,438
DISH DBS Corp.	7.75	7/1/2026	316,000	316,000	362,822
Sirius XM Radio, Inc.^	5.00	8/1/2027	233,000	233,000	237,660
Sirius XM Radio, Inc.^	5.38	7/15/2026	156,000	155,083	164,190
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH+	6.25	1/15/2029	100,000	117,762	133,702

Total Broadcasting and Entertainment			1,500,000	1,517,584	1,601,247

Buildings and Real Estate — 0.9%*:
Brookfield Residential Properties, Inc.^	6.50	12/15/2020	250,000	249,584	255,937

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Cargo Transport — 3.4%*:
Deck Chassis Acquisition, Inc.^	10.00%	6/15/2023	387,000	$393,980	$434,407
Kenan Advantage Group, Inc.^	7.88	7/31/2023	400,000	411,561	411,000
WFS Global Holding SAS+	9.50	7/15/2022	100,000	111,544	128,760

Total Cargo Transport			887,000	917,085	974,167

Chemicals, Plastics and Rubber — 4.1%*:
Chemours Co. (The)	5.38	5/15/2027	156,000	154,560	161,850
Chemours Co. (The)	7.00	5/15/2025	88,000	89,034	97,460
Consolidated Energy Finance SA^	6.88	6/15/2025	300,000	298,543	313,500
Huntsman International LLC	4.25	4/1/2025	100,000	130,711	135,316
INEOS Group Holdings SA+	5.38	8/1/2024	100,000	110,906	126,463
LBC Tank Terminals Holding Netherlands BV^	6.88	5/15/2023	215,000	208,254	225,750
Monitchem HoldCo 2 SA+	6.88	6/15/2022	100,000	98,420	110,070

Total Chemicals, Plastics and Rubber			1,059,000	1,090,428	1,170,409

Containers, Packaging and Glass — 3.0%*:
Coveris Holdings SA^	7.88	11/1/2019	572,000	556,359	563,420
Horizon Holdings I SASU+	7.25	8/1/2023	100,000	115,716	126,031
SIG Combibloc Holdings SCA+	7.75	2/15/2023	150,000	171,455	187,479

Total Containers, Packaging and Glass			822,000	843,530	876,930

Diversified/Conglomerate Manufacturing — 2.2%*:
Amsted Industries, Inc.^	5.38	9/15/2024	46,000	45,893	48,357
Appvion, Inc.^¤~	9.00	6/1/2020	327,000	205,776	98,100
EnPro Industries, Inc.	5.88	9/15/2022	221,000	222,679	230,669
West Corp.^	5.38	7/15/2022	250,000	241,976	252,500

Total Diversified/Conglomerate Manufacturing			844,000	716,324	629,626

Diversified/Conglomerate Service — 5.8%*:
Carlson Travel, Inc.^	9.50	12/15/2024	280,000	280,000	266,000
CSVC Acquisition Corp.^	7.75	6/15/2025	275,000	275,000	269,500
Loxam SAS+	6.00	4/15/2025	100,000	107,720	128,236
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25	5/15/2023	250,000	250,000	275,890
United Rentals North America, Inc.	4.63	10/15/2025	125,000	125,000	126,563
United Rentals North America, Inc.	4.88	1/15/2028	125,000	125,312	125,625
Veritas US, Inc./Veritas Bermuda Ltd.^	10.50	2/1/2024	200,000	216,356	214,250
Zachry Holdings, Inc.^	7.50	2/1/2020	250,000	251,834	257,500

Total Diversified/Conglomerate Service			1,605,000	1,631,222	1,663,564

Electronics — 1.7%*:
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.^	6.00	7/15/2025	95,000	95,000	99,394
TIBCO Software, Inc.^	11.38	12/1/2021	299,000	325,114	327,405
Western Digital Corp.	10.50	4/1/2024	49,000	49,000	57,575

Total Electronics			443,000	469,114	484,374

Finance — 7.2%*:
Aircastle Ltd.	4.13	5/1/2024	250,000	250,000	258,750
Aircastle Ltd.	5.00	4/1/2023	19,000	19,904	20,330
Aircastle Ltd.	5.50	2/15/2022	19,000	20,250	20,758
Arrow Global Finance PLC+	5.13	9/15/2024	100,000	118,823	138,690
Cabot Financial Luxembourg SA+	7.50	10/1/2023	100,000	135,699	145,725

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Finance (continued):
Galaxy Finco Ltd.+	7.88%	11/15/2021	250,000	$381,276	$341,700
Garfunkelux Holdco 3 S.A.+	8.50	11/1/2022	300,000	449,226	433,195
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.75	2/1/2024	151,000	151,000	159,305
Jerrold Finco PLC+	6.13	1/15/2024	100,000	124,555	137,497
LPL Holdings, Inc.^	5.75	9/15/2025	300,000	300,000	311,010
VFH Parent LLC/Orchestra Co-Issuer, Inc.^	6.75	6/15/2022	102,000	102,000	106,207

Total Finance			1,691,000	2,052,733	2,073,167

Grocery — 1.9%*:
Post Holdings, Inc.^	5.50	3/1/2025	200,000	200,000	207,500
Post Holdings, Inc.^	5.75	3/1/2027	200,000	200,000	206,000
Premier Foods Finance PLC+	6.50	3/15/2021	100,000	146,249	136,399

Total Grocery			500,000	546,249	549,899

Healthcare, Education and Childcare — 9.5%*:
Avantor, Inc.^	6.00	10/1/2024	250,000	250,000	256,250
Avantor, Inc.^	9.00	10/1/2025	220,000	220,000	225,089
CHS/Community Health Systems, Inc.	6.25	3/31/2023	177,000	177,000	173,902
CHS/Community Health Systems, Inc.	6.88	2/1/2022	160,000	141,238	125,600
Cognita Financing PLC+	7.75	8/15/2021	100,000	134,860	139,360
HCA, Inc.	5.38	2/1/2025	200,000	202,910	210,750
IDH Finance PLC+	6.25	8/15/2022	100,000	131,025	123,978
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA^	6.63	5/15/2022	220,000	208,833	215,600
RegionalCare Hospital Partners Holdings, Inc.^	8.25	5/1/2023	145,000	145,399	152,431
Tenet Healthcare Corp.^	4.63	7/15/2024	250,000	250,000	247,740
Valeant Pharmaceuticals International, Inc.^	5.50	3/1/2023	101,000	75,852	88,627
Valeant Pharmaceuticals International, Inc.^	5.88	5/15/2023	42,000	34,887	37,118
Valeant Pharmaceuticals International, Inc.^	6.13	4/15/2025	224,000	196,130	196,280
Valeant Pharmaceuticals International, Inc.^	6.50	3/15/2022	118,000	118,000	124,785
Valeant Pharmaceuticals International, Inc.^	7.00	3/15/2024	125,000	125,000	133,449
West Street Merger Sub, Inc.^	6.38	9/1/2025	300,000	300,000	298,500

Total Healthcare, Education and Childcare			2,732,000	2,711,134	2,749,459

Hotels, Motels, Inns and Gaming — 1.4%*:
TVL Finance PLC+	8.50	5/15/2023	180,000	255,729	266,390
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	5.25	5/15/2027	125,000	125,000	127,343

Total Hotels, Motels, Inns and Gaming			305,000	380,729	393,733

Insurance — 1.9%*:
AssuredPartners, Inc.^	7.00	8/15/2025	286,000	286,000	292,792
York Risk Services Holding Corp.^	8.50	10/1/2022	250,000	228,938	246,250

Total Insurance			536,000	514,938	539,042

Leisure, Amusement, Entertainment — 5.8%*:
AMC Entertainment Holdings, Inc.	6.38	11/15/2024	200,000	254,961	271,216
Brunswick Corp.	7.13	8/1/2027	817,000	864,929	951,594

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Leisure, Amusement, Entertainment (continued):
Perform Group Financing PLC+	8.50%	11/15/2020	100,000	$149,988	$139,360
WMG Acquisition Corp.^	5.00	8/1/2023	160,000	160,000	165,200
WMG Acquisition Corp.^	6.75	4/15/2022	150,000	150,916	157,688

Total Leisure, Amusement, Entertainment			1,427,000	1,580,794	1,685,058

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.2%*:
Apex Tool Group LLC^	7.00	2/1/2021	75,000	70,528	69,375

Mining, Steel, Iron and Non-Precious Metals — 6.5%*:
Allegheny Technologies, Inc.	5.95	1/15/2021	260,000	260,970	265,200
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.^	7.50	5/1/2025	215,000	215,000	223,063
ArcelorMittal	7.25	3/1/2041	165,000	192,433	195,319
Big River Steel LLC/BRS Finance Corp.^	7.25	9/1/2025	250,000	250,000	265,250
Constellium NV+	7.00	1/15/2023	130,000	127,960	163,127
Hecla Mining Co.	6.88	5/1/2021	250,000	222,751	259,387
Kinross Gold Corp.+	5.95	3/15/2024	127,000	132,039	141,097
Kinross Gold Corp.	6.88	9/1/2041	82,000	81,596	91,020
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.50	6/15/2025	250,000	246,404	258,125

Total Mining, Steel, Iron and Non-Precious Metals			1,729,000	1,729,153	1,861,588

Oil and Gas — 13.2%*:
Chesapeake Energy Corp.^	8.00	1/15/2025	200,000	197,255	202,000
Chesapeake Energy Corp.^	8.00	6/15/2027	125,000	125,000	123,750
Citgo Holding, Inc.^	10.75	2/15/2020	341,000	344,129	367,427
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00	11/29/2024	125,000	125,000	126,250
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00	2/15/2025	314,000	314,000	244,528
EP Energy LLC/Everest Acquisition Finance, Inc.	9.38	5/1/2020	58,000	54,283	48,285
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63	6/15/2020	500,000	492,902	475,000
Genesis Energy LP/Genesis Energy Finance Corp.	6.50	10/1/2025	300,000	300,000	296,625
Jonah Energy LLC/Jonah Energy Finance Corp.^	7.25	10/15/2025	250,000	250,000	252,188
Jupiter Resources, Inc.+^	8.50	10/1/2022	405,000	330,286	290,587
KCA Deutag UK Finance PLC+^	9.88	4/1/2022	100,000	103,075	103,750
Kosmos Energy Ltd.^	7.88	8/1/2021	450,000	431,366	465,750
NGPL PipeCo LLC^	4.38	8/15/2022	56,000	56,000	58,100
NGPL PipeCo LLC^	4.88	8/15/2027	65,000	65,000	68,110
Rowan Cos., Inc.	7.38	6/15/2025	188,000	188,000	183,770
Transocean, Inc.	6.80	3/15/2038	42,000	33,604	34,230
Transocean, Inc.	9.35	12/15/2041	32,000	29,768	30,720
Tullow Oil PLC+^	6.25	4/15/2022	250,000	205,376	243,125
Welltec A/S+^	8.00	2/1/2019	200,000	195,909	200,000

Total Oil and Gas			4,001,000	3,840,953	3,814,195

Personal Transportation — 1.8%*:
AA Bond Co. Ltd.+	5.50	7/31/2043	200,000	276,701	276,040

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Personal Transportation (continued):
Hertz Corp. (The)^	7.63%	6/1/2022	250,000	$250,000	$257,812

Total Personal Transportation			450,000	526,701	533,852

Personal, Food and Miscellaneous — 0.5%*:
Ocado Group PLC+	4.00	6/15/2024	100,000	128,138	132,932

Retail Stores — 2.5%*:
HSS Financing PLC+	6.75	8/1/2019	68,000	98,048	87,475
Maxeda DIY Holding BV+	6.13	7/15/2022	100,000	114,070	123,622
Penske Automotive Group, Inc.	5.50	5/15/2026	250,000	250,000	258,437
Takko Luxembourg 2 S.C.A.+	9.88	4/15/2019	100,000	84,642	120,731
Travelex Financing PLC+	8.00	5/15/2022	100,000	108,750	121,145

Total Retail Stores			618,000	655,510	711,410

Telecommunications — 6.5%*:
Altice Financing SA+^	6.63	2/15/2023	250,000	251,365	265,000
Altice Luxembourg SA+	6.25	2/15/2025	100,000	113,626	128,236
Digicel Ltd.+^	6.00	4/15/2021	250,000	233,009	244,035
Sprint Corp.	7.00	8/15/2020	75,000	74,302	81,946
Sprint Corp.	7.88	9/15/2023	452,000	436,600	524,320
Telecom Italia SpA/Milano+	5.88	5/19/2023	100,000	152,831	156,180
UPCB Finance IV Ltd.+	4.00	1/15/2027	100,000	108,308	124,395
Virgin Media Secured Finance PLC MTN+	5.13	1/15/2025	150,000	227,688	211,050
Ziggo Bond Finance BV+	4.63	1/15/2025	100,000	103,566	125,063

Total Telecommunications			1,577,000	1,701,295	1,860,225

Utilities — 1.1%*:
NextEra Energy Operating Partners LP^	4.25	9/15/2024	125,000	125,000	127,656
NextEra Energy Operating Partners LP^	4.50	9/15/2027	58,000	58,000	59,087
Viridian Group Finance Co. PLC+	4.75	9/15/2024	100,000	132,000	133,223

Total Utilities			283,000	315,000	319,966

Total Corporate Bonds			25,892,000	26,768,270	27,563,757

Total Fixed Income			26,452,035	27,315,918	28,096,558

Short-Term Investments — 2.7%*:
Bank Deposit — 2.7%*:
State Street Bank & Trust Co. Euro Time Deposit	0.12	10/2/2017	790,011	790,011	790,011

Total Investments			27,242,046	28,105,929	28,886,569

Other assets and liabilities – (0.4%)*					(123,487)

Net Assets – 100.0%					$28,763,082

MTN	Medium Term Note
‡‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	75.9%
United Kingdom	11.6%
France	2.4%
Switzerland	2.0%
Canada	1.5%
Germany	1.3%
Other (Individually less than 1%)	5.3%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.

See accompanying Notes to the Schedule of Investments.

Barings Global High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2017. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
~	Defaulted security.

A summary of outstanding derivatives at September 30, 2017 is as follows:

Forward Foreign Currency Exchange Contracts to Buy

EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/6/17	Citibank N.A.	EUR	273,371	323,150	327,366	$(4,216)
10/6/17	Goldman Sachs & Co.	EUR	103,089	121,861	123,319	(1,458)
10/6/17	BNP Paribas S.A.	EUR	2,231	2,637	2,668	(31)
10/6/17	BNP Paribas S.A.	GBP	53,647	71,894	72,736	(842)
10/6/17	Goldman Sachs & Co.	GBP	368,082	493,280	496,542	(3,262)
10/6/17	JPMorgan Chase Bank N.A.	GBP	106,235	142,369	140,339	2,030

Net unrealized depreciation on forward foreign currency exchange contracts to buy						$(7,779)

Forward Foreign Currency Exchange Contracts to Sell
EXPIRATION DATE	COUNTERPARTY	LOCAL CURRENCY		VALUE IN USD	IN EXCHANGE FOR USD	NET UNREALIZED APPRECIATION (DEPRECIATION)
10/6/17	Citibank N.A.	EUR	2,197,798	2,598,002	2,616,022	$18,020
10/6/17	Citibank N.A.	GBP	100,000	134,014	134,022	8
10/6/17	Goldman Sachs & Co.	GBP	3,167,249	4,244,546	4,113,230	(131,316)

Net unrealized depreciation on forward foreign currency exchange contracts to sell						$(113,288)

Currency Legend

EUR – Euro

GBP – British Pound Sterling

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Fixed Income — 96.3%*:

Bank Loans — 2.5%*§:

Beverage, Food and Tobacco — 0.2%*:
Del Monte Foods, Inc., 3M LIBOR + 3.250%	4.57%	2/18/2021	56,420	$50,588	$48,259

Buildings and Real Estate — 0.7%*:
Beacon Roofing Supply, Inc.¤	1.33	8/24/2018	250,000	250,000	250,000

Mining, Steel, Iron and Non-Precious Metals — 0.4%*:
Murray Energy Corp., 3M LIBOR + 7.250%	8.58	4/16/2020	149,205	143,519	136,461

Oil and Gas — 1.2%*:
Fieldwood Energy LLC PIK, 3M LIBOR + 7.125%	8.46	9/30/2020	364,000	213,137	170,187
Fieldwood Energy LLC PIK, 3M LIBOR + 7.000%	8.33	9/30/2020	172,215	158,270	150,688
Gulf Finance LLC, 3M LIBOR + 5.250%	6.59	8/25/2023	104,410	103,541	98,081

Total Oil and Gas			640,625	474,948	418,956

Total Bank Loans			1,096,250	919,055	853,676

Corporate Bonds — 93.8%*:

Aerospace and Defense — 3.5%*:
American Airlines Group, Inc.^	4.63	3/1/2020	250,000	249,270	257,187
American Airlines Group, Inc.^	5.50	10/1/2019	282,000	286,671	295,395
TransDigm, Inc.	6.38	6/15/2026	307,000	304,415	314,485
Triumph Group, Inc.	4.88	4/1/2021	43,000	41,497	42,377
Triumph Group, Inc.^	7.75	8/15/2025	250,000	250,000	263,125

Total Aerospace and Defense			1,132,000	1,131,853	1,172,569

Automobile — 4.1%*:
Allison Transmission, Inc.^	4.75	10/1/2027	247,000	247,000	248,852
Allison Transmission, Inc.^	5.00	10/1/2024	176,000	176,000	182,662
Gates Global LLC/Gates Global Co.^	6.00	7/15/2022	125,000	101,344	128,438
International Automotive Components Group SA^	9.13	6/1/2018	186,000	186,520	186,000
JB Poindexter & Co., Inc.^	9.00	4/1/2022	410,000	427,559	428,450
Wabash National Corp.^	5.50	10/1/2025	204,000	204,000	207,825

Total Automobile			1,348,000	1,342,423	1,382,227

Beverage, Food and Tobacco — 3.8%*:
Carrols Restaurant Group, Inc.	8.00	5/1/2022	260,000	271,926	276,250
JBS USA LUX SA/JBS USA Finance, Inc.^	5.88	7/15/2024	165,000	169,489	165,413
JBS USA LUX SA/JBS USA Finance, Inc.^	8.25	2/1/2020	135,000	136,988	136,350
KeHE Distributors LLC/KeHE Finance Corp.^	7.63	8/15/2021	203,000	200,718	204,015
Pilgrim’s Pride Corp.^	5.88	9/30/2027	225,000	225,000	229,781
Welbilt, Inc.	9.50	2/15/2024	250,000	250,000	287,187

Total Beverage, Food and Tobacco			1,238,000	1,254,121	1,298,996

Broadcasting and Entertainment — 5.9%*:
Block Communications, Inc.^	6.88	2/15/2025	434,000	434,000	471,020
CCO Holdings LLC/CCO Holdings Capital Corp.^	5.75	2/15/2026	500,000	500,000	524,250
Clear Channel Worldwide Holdings, Inc.	7.63	3/15/2020	275,000	272,083	271,000
DISH DBS Corp.	7.75	7/1/2026	316,000	316,000	362,822

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Broadcasting and Entertainment (continued):
Sirius XM Radio, Inc.^	5.00%	8/1/2027	355,000	$355,000	$362,100

Total Broadcasting and Entertainment			1,880,000	1,877,083	1,991,192

Buildings and Real Estate — 4.4%*:
Brookfield Residential Properties, Inc.^	6.50	12/15/2020	250,000	249,584	255,938
Century Communities, Inc.^	5.88	7/15/2025	250,000	249,695	251,250
GEO Group, Inc. (The)	6.00	4/15/2026	250,000	250,000	262,812
M/I Homes, Inc.	6.75	1/15/2021	250,000	250,000	260,937
MPT Operating Partnership LP/MPT Finance Corp.	5.00	10/15/2027	300,000	300,000	307,500
USG Corp.^	4.88	6/1/2027	162,000	162,000	169,088

Total Buildings and Real Estate			1,462,000	1,461,279	1,507,525

Cargo Transport — 2.9%*:
Deck Chassis Acquisition, Inc.^	10.00	6/15/2023	454,000	463,760	509,615
Kenan Advantage Group, Inc.^	7.88	7/31/2023	450,000	463,563	462,375

Total Cargo Transport			904,000	927,323	971,990

Chemicals, Plastics and Rubber — 3.7%*:
A Schulman, Inc.	6.88	6/1/2023	237,000	246,412	245,887
Chemours Co. (The)	5.38	5/15/2027	156,000	154,560	161,850
Chemours Co. (The)	7.00	5/15/2025	254,000	257,696	281,305
Consolidated Energy Finance SA^	6.88	6/15/2025	300,000	298,543	313,500
LBC Tank Terminals Holding Netherlands BV^	6.88	5/15/2023	250,000	242,156	262,500

Total Chemicals, Plastics and Rubber			1,197,000	1,199,367	1,265,042

Containers, Packaging and Glass — 2.1%*:
Coveris Holdings SA^	7.88	11/1/2019	712,000	685,761	701,320

Diversified/Conglomerate Manufacturing — 2.4%*:
Appvion, Inc.^¤~	9.00	6/1/2020	366,000	230,377	109,800
EnPro Industries, Inc.	5.88	9/15/2022	220,000	221,671	229,625
StoneMor Partners LP/Cornerstone Family Services of West Virginia Subsidiary	7.88	6/1/2021	250,000	256,669	240,000
West Corp.^	5.38	7/15/2022	250,000	241,980	252,500

Total Diversified/Conglomerate Manufacturing			1,086,000	950,697	831,925

Diversified/Conglomerate Service — 6.3%*:
Carlson Travel, Inc.^	6.75	12/15/2023	250,000	255,440	248,125
Carlson Travel, Inc.^	9.50	12/15/2024	350,000	350,000	332,500
CSVC Acquisition Corp.^	7.75	6/15/2025	375,000	375,000	367,500
KAR Auction Services, Inc.^	5.13	6/1/2025	300,000	300,000	312,000
Prime Security Services Borrower LLC/Prime Finance, Inc.^	9.25	5/15/2023	250,000	250,000	275,890
RP Crown Parent LLC^	7.38	10/15/2024	96,000	96,000	98,280
United Rentals North America, Inc.	4.63	10/15/2025	125,000	125,000	126,562
United Rentals North America, Inc.	4.88	1/15/2028	125,000	125,312	125,625
Zachry Holdings, Inc.^	7.50	2/1/2020	250,000	251,834	257,500

Total Diversified/Conglomerate Service			2,121,000	2,128,586	2,143,982

Electronics — 1.3%*:
TIBCO Software, Inc.^	11.38	12/1/2021	307,000	333,877	336,165

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Electronics (continued):
Western Digital Corp.	10.50%	4/1/2024	82,000	$82,000	$96,350

Total Electronics			389,000	415,877	432,515

Finance — 4.0%*:
Aircastle Ltd.	5.00	4/1/2023	271,000	272,000	289,970
Aircastle Ltd.	5.50	2/15/2022	21,000	22,381	22,943
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	6.75	2/1/2024	151,000	151,000	159,305
LPL Holdings, Inc.^	5.75	9/15/2025	400,000	400,000	414,680
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.^	6.75	6/1/2025	210,000	210,000	212,100
VFH Parent LLC/Orchestra Co-Issuer, Inc.^	6.75	6/15/2022	257,000	257,000	267,601

Total Finance			1,310,000	1,312,381	1,366,599

Grocery — 1.7%*:
C&S Group Enterprises LLC^	5.38	7/15/2022	174,000	171,847	172,260
Post Holdings, Inc.^	5.50	3/1/2025	200,000	200,000	207,500
Post Holdings, Inc.^	5.75	3/1/2027	200,000	200,000	206,000

Total Grocery			574,000	571,847	585,760

Healthcare, Education and Childcare — 10.0%*:
Avantor, Inc.^	6.00	10/1/2024	250,000	250,000	256,250
Avantor, Inc.^	9.00	10/1/2025	250,000	250,000	255,782
CHS/Community Health Systems, Inc.	6.25	3/31/2023	177,000	177,000	173,903
CHS/Community Health Systems, Inc.	6.88	2/1/2022	200,000	176,459	157,000
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.^	6.00	2/1/2025	200,000	180,631	162,000
HCA, Inc.	5.25	6/15/2026	225,000	225,000	242,437
HCA, Inc.	5.38	2/1/2025	375,000	380,456	395,156
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.^	7.50	10/1/2024	94,000	94,000	104,340
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA^	6.63	5/15/2022	260,000	246,784	254,800
RegionalCare Hospital Partners Holdings, Inc.^	8.25	5/1/2023	145,000	145,399	152,431
Tenet Healthcare Corp.^	4.63	7/15/2024	250,000	250,000	247,740
Valeant Pharmaceuticals International, Inc.^	5.50	3/1/2023	118,000	88,619	103,545
Valeant Pharmaceuticals International, Inc.^	5.88	5/15/2023	50,000	41,532	44,188
Valeant Pharmaceuticals International, Inc.^	6.13	4/15/2025	391,000	342,979	342,614
Valeant Pharmaceuticals International, Inc.^	6.50	3/15/2022	118,000	118,000	124,785
Valeant Pharmaceuticals International, Inc.^	7.00	3/15/2024	125,000	125,000	133,449
West Street Merger Sub, Inc.^	6.38	9/1/2025	250,000	250,000	248,750

Total Healthcare, Education and Childcare			3,478,000	3,341,859	3,399,170

Home and Office Furnishings, Housewares, and Durable Consumer Products — 0.8%*:
Louisiana-Pacific Corp.	4.88	9/15/2024	250,000	250,000	257,590

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Hotels, Motels, Inns and Gaming — 0.4%*:
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.^	5.25%	5/15/2027	125,000	$125,000	$127,343

Insurance — 1.1%*:
AssuredPartners, Inc.^	7.00	8/15/2025	139,000	139,343	142,301
York Risk Services Holding Corp.^	8.50	10/1/2022	250,000	228,938	246,250

Total Insurance			389,000	368,281	388,551

Leisure, Amusement, Entertainment — 3.6%*:
AMC Entertainment Holdings, Inc.	5.88	11/15/2026	250,000	250,000	246,562
Brunswick Corp.	7.13	8/1/2027	567,000	601,523	660,409
WMG Acquisition Corp.^	5.00	8/1/2023	160,000	160,000	165,200
WMG Acquisition Corp.^	6.75	4/15/2022	150,000	150,916	157,688

Total Leisure, Amusement, Entertainment			1,127,000	1,162,439	1,229,859

Machinery Non-Agriculture, Non-Construction, Non-Electronic — 0.6%*:
Apex Tool Group LLC^	7.00	2/1/2021	207,000	194,596	191,475

Mining, Steel, Iron and Non-Precious Metals — 5.7%*:
Allegheny Technologies, Inc.	5.95	1/15/2021	309,000	310,154	315,180
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.^	7.50	5/1/2025	328,000	332,795	340,300
ArcelorMittal	7.25	3/1/2041	197,000	229,757	233,199
Big River Steel LLC/BRS Finance Corp.^	7.25	9/1/2025	250,000	250,000	265,250
Hecla Mining Co.	6.88	5/1/2021	250,000	222,751	259,387
Kinross Gold Corp.+	5.95	3/15/2024	152,000	158,059	168,872
Kinross Gold Corp.	6.88	9/1/2041	99,000	98,512	109,890
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp.^	7.50	6/15/2025	250,000	246,404	258,125

Total Mining, Steel, Iron and Non-Precious Metals			1,835,000	1,848,432	1,950,203

Oil and Gas — 15.0%*:
Chesapeake Energy Corp.^	8.00	1/15/2025	300,000	295,882	303,000
Citgo Holding, Inc.^	10.75	2/15/2020	341,000	344,129	367,427
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00	11/29/2024	150,000	150,000	151,500
EP Energy LLC/Everest Acquisition Finance, Inc.^	8.00	2/15/2025	248,000	248,000	193,130
EP Energy LLC/Everest Acquisition Finance, Inc.	9.38	5/1/2020	65,000	60,835	54,113
Ferrellgas LP/Ferrellgas Finance Corp.	6.75	1/15/2022	100,000	100,983	97,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.63	6/15/2020	600,000	594,129	570,000
Genesis Energy LP/Genesis Energy Finance Corp.	6.00	5/15/2023	100,000	98,315	99,250
Genesis Energy LP/Genesis Energy Finance Corp.	6.75	8/1/2022	250,000	245,673	255,625
Jonah Energy LLC/Jonah Energy Finance Corp.^	7.25	10/15/2025	348,000	349,029	351,045
Jupiter Resources, Inc.+^	8.50	10/1/2022	479,000	392,999	343,682
Kosmos Energy Ltd.^	7.88	8/1/2021	377,000	357,887	390,195
NGPL PipeCo LLC^	4.38	8/15/2022	56,000	56,000	58,100
NGPL PipeCo LLC^	4.88	8/15/2027	65,000	65,000	68,110

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

	EFFECTIVE INTEREST RATE	DUE DATE	PRINCIPAL ‡‡	COST	FAIR VALUE
Corporate Bonds (continued):

Oil and Gas (continued):
PBF Holding Co. LLC/PBF Finance Corp.^	7.25%	6/15/2025	250,000	$245,966	$255,625
Rowan Cos., Inc.	7.38	6/15/2025	188,000	188,000	183,770
SM Energy Co.	6.50	1/1/2023	250,000	193,954	251,875
Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.88	3/1/2027	300,000	300,000	297,000
Sunoco LP/Sunoco Finance Corp.	6.25	4/15/2021	250,000	250,000	261,963
Transocean, Inc.	6.80	3/15/2038	51,000	40,803	41,565
Transocean, Inc.	9.35	12/15/2041	38,000	35,350	36,480
Tullow Oil PLC+^	6.25	4/15/2022	250,000	205,376	243,125
Welltec A/S+^	8.00	2/1/2019	200,000	194,646	200,000

Total Oil and Gas			5,256,000	5,012,956	5,073,580

Personal Transportation — 1.4%*:
Hertz Corp. (The)^	7.63	6/1/2022	250,000	250,000	257,813
Watco Cos. LLC/Watco Finance Corp.^	6.38	4/1/2023	196,000	196,386	203,350

Total Personal Transportation			446,000	446,386	461,163

Retail Stores — 0.8%*:
Penske Automotive Group, Inc.	5.50	5/15/2026	250,000	250,000	258,438

Telecommunications — 7.0%*:
Altice Financing SA+^	6.63	2/15/2023	250,000	251,365	265,000
Altice Luxembourg SA+^	7.63	2/15/2025	225,000	239,697	242,719
Digicel Ltd.+^	6.00	4/15/2021	250,000	232,895	244,035
SFR Group SA+^	6.00	5/15/2022	475,000	483,033	496,375
Sprint Corp.	7.00	8/15/2020	75,000	74,302	81,946
Sprint Corp.	7.88	9/15/2023	489,000	473,829	567,240
T-Mobile USA, Inc.	5.38	4/15/2027	200,000	200,000	215,560
Telecom Italia SpA^+	5.30	5/30/2024	250,000	263,097	271,875

Total Telecommunications			2,214,000	2,218,218	2,384,750

Utilities — 1.3%*:
NextEra Energy Operating Partners LP^	4.25	9/15/2024	125,000	125,000	127,656
NextEra Energy Operating Partners LP^	4.50	9/15/2027	57,000	57,000	58,069
NRG Energy, Inc.	7.25	5/15/2026	250,000	250,000	268,125

Total Utilities			432,000	432,000	453,850

Total Corporate Bonds			31,362,000	30,908,765	31,827,614

Total Fixed Income			32,458,250	31,827,820	32,681,290

Short-Term Investments — 3.9%*:
Bank Deposit — 3.9%*:
State Street Bank & Trust Co. Euro Time Deposit	0.12	10/2/2017	1,314,590	1,314,590	1,314,590

Total Investments			33,772,840	33,142,410	33,995,880

Other assets and liabilities – (0.2%)*					(77,194)

Net Assets – 100.0%					$33,918,686

PIK	Payment-in-kind
‡ ‡	Unless otherwise indicated, all principal amounts are denominated in United States Dollars.
*	Calculated as a percentage of net assets applicable to common shareholders.
+	Foreign security.

See accompanying Notes to the Schedule of Investments.

Barings U.S. High Yield Fund

SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

September 30, 2017

Distributions of investments by country of risk (excluding temporary cash investments) as a percentage of total investments in securities, is as follows:

United States	92.4%
France	2.3%
Canada	1.6%
Other (Individually less than 1%)	3.7%

Total	100.0%

^	Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
§	Bank loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for bank loans are the current interest rates at September 30, 2017. Bank loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.
¤	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 2).
~	Defaulted security.

See accompanying Notes to the Schedule of Investments.

Fair Value

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. For example, market participants would consider the risk inherent in a particular valuation technique used to measure fair value, such as a pricing model, and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Funds’ investments:

Global Floating Rate Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$—	$31,330	$109,383	**	$140,713
Preferred Stock	—	—	158,385		158,385

Total Equities	—	31,330	267,768		299,098

Fixed Income:
Bank Loans	—	169,200,724	186,226		169,386,950
Corporate Bonds	—	18,355,250	138,000		18,493,250

Total Fixed Income	—	187,555,974	324,226		187,880,200

Short-Term Investments:
Bank Deposit	—	20,407,195	—		20,407,195
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	412,009	—		412,009

Total	$—	$208,406,508	$591,994		$208,998,502

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(111,962)	—		(111,962)

Total Investments	$—	$208,294,546	$591,994		$208,886,540

*	There were no transfers between levels 1 and 2 during the period ended September 30, 2017.
**	Includes four securities valued at $0.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2017.

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2017	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities.
Tunstall Group Holdings Ltd	$—	Zero Value	Valued at zero without primary asset attached
Tunstall Group Holdings Ltd	$—	Zero Value	Valued at zero without primary asset attached
Boomerang Tube LLC	$—	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 15%
Sabine Oil & Gas LLC	$15,867	Broker Quote	Price source depth of 1
Sabine Oil & Gas LLC	$7,687	Broker Quote	Price source depth of 1
Sabine Oil & Gas LLC	$1,150	Broker Quote	Price source depth of 1
Southcross Energy Holdings LP	$—	Zero Value	Valued at zero without primary asset attached
Templar Energy LLC	$32,860	Broker Quote	Price source depth of 1
Templar Energy LLC	$51,819	Broker Quote	Price source depth of 1
Pinnacle Agriculture Holdings A 2	$158,385	Model Price	Adjusted Enterprise Valuation Multiple: 8.51x; EBITDA; $111.1m
Bank Loans
Boomerang Tube LLC	$32,825	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 15%
Boomerang Tube LLC	$107,280	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 15%
Boomerang Tube LLC	$10,026	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 15%
Boomerang Tube LLC	$36,095	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 15%
Corporate Bonds
Appvion, Inc.	$138,000	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $76 million; Discount Rate 15%

Although the Company believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2017	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF September 30, 2017	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT September 30, 2017
Equities
Common Stock	$127,521	$—	$(18,138)	$—	$—	$—	$—	$109,383	$(18,138)
Preferred Stock	$218,582	$—	$(62,665)	$—	$—	$2,468	$—	$158,385	$(62,665)

Fixed Income
Bank Loans	$179,744	$—	$(4,090)	$—	$175	$10,397	$—	$186,226	$(4,090)
Corporate Bonds	$—	$—	$(100,815)	$239,200	$(385)	$—	$—	$138,000	$(100,815)

Total	$525,847	$—	$(185,708)	$239,200	$(210)	$12,865	$—	$591,994	$(185,708)

Global Credit Income Opportunities Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3		TOTAL INVESTMENTS
Assets:*
Equities:
Common Stocks	$—	$22,122	$557,271	**	$579,393
Preferred Stock	—	—	190,062		190,062

Total Equities	—	22,122	747,333		769,455

Fixed Income:
Asset-Backed Securities	—	19,294,570	—		19,294,570
Bank Loans	—	54,539,233	257,165		54,796,398
Corporate Bonds	—	82,649,705	150,000		82,799,705

Total Fixed Income	—	156,483,508	407,165		156,890,673

Purchased Option:
Put Option Purchased	—	6,666	—		6,666
Short-Term Investments:
Bank Deposit	—	17,269,652	—		17,269,652
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	232,786	—		232,786

Total	$—	$174,014,734	$1,154,498		$175,169,232

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(183,389)	—		(183,389)

Total Investments	$—	$173,831,345	$1,154,498		$174,985,843

*	There were no transfers between levels 1 and 2 during the period ended September 30, 2017.
**	Includes two securities valued at $0.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2017.

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2017	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Equities
Boomerang Tube LLC	$—	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 15%
Southcross Energy Holdings LP	$—	Zero Value	Valued at zero without primary asset attached
Maxeda DIY B.V.	$445,810	Model Price	Average Comparable Valuation 6.5x; EBITDA €97m; net debt €420m
Maxeda DIY B.V.	$111,461	Model Price	Average Comparable Valuation 6.5x; EBITDA €97m; net debt €420m
Pinnacle Agriculture Holdings A 2	$190,062	Model Price	Adjusted Enterprise Valuation Multiple: 8.51x; EBITDA; $111.1m
Bank Loans
Boomerang Tube LLC	$75,898	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 15%
Boomerang Tube LLC	$107,280	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 15%
Boomerang Tube LLC	$10,025	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 15%
Boomerang Tube LLC	$18,578	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 15%
Boomerang Tube LLC	$9,289	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 15%
Boomerang Tube LLC	$36,095	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $25 million; Discount Rate 15%
Corporate Bonds
Appvion, Inc.	$150,000	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $76 million; Discount Rate 15%

Although the Company believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2017	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2017	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2017
Equities
Common Stock	$538,528	$—	$18,743	$—	$—	$—	$—	$557,271	$18,743
Preferred Stock	$262,298	$—	$(75,114)	$—	$—	$2,878	$—	$190,062	$(75,114)

Fixed Income
Bank Loans	$1,618,268	$—	$(4,139)	$—	$175	$30,025	$(1,387,164)	$257,165	$(4,139)
Corporate Bonds	$—	$—	$(109,358)	$260,000	$(642)	$—	$—	$150,000	$(109,358)

Total	$2,419,094	$—	$(169,868)	$260,000	$(467)	$32,903	$(1,387,164)	$1,154,498	$(169,868)

Active Short Duration Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Asset-Backed Securities	$—	$103,211,758	$5,030,115	$108,241,873
Corporate Bonds	—	157,158,365	—	157,158,365
Mortgage-Backed Securities	—	3,352,902	—	3,352,902
U.S. Treasury & Government Agencies	—	14,675,877	—	14,675,877

Total Fixed Income	—	278,398,902	5,030,115	283,429,017

Purchased Options:
Call Option Purchased	—	190,055	—	190,055
Put Option Purchased	—	362,585	—	362,585

Total Purchased Options	—	552,640	—	552,640

Short-Term Investments:
Bank Deposit	—	4,908,291	—	4,908,291
Commercial Paper	—	71,004,582	—	71,004,582

Total Short-Term Investments	—	75,912,873	—	75,912,873

Derivative Securities:
Futures**	—	726,857	—	726,857

Total	$—	$355,591,272	$5,030,115	$360,621,387

Liabilities:*
Derivative Securities:
Centrally Cleared Credit Default Swaps**	—	(16,369)	—	(16,369)
Futures**	—	(398,041)	—	(398,041)
OTC - Credit Default Swaps	—	(78,848)	—	(78,848)

Total Derivative Securities	—	(493,258)	—	(493,258)

Total Investments	$—	$355,098,014	$5,030,115	$360,128,129

*	There were no transfers between levels during the period ended September 30, 2017.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2017.

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2017	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Asset-Backed Securities
AccessLex Institute 2002-A A2	$695,800	Broker Quote	Price source depth of 1
DRB Prime Student Loan Trust 2016-R A1	$1,280,734	Broker Quote	Price source depth of 1
Goodgreen Trust 2016-1 A	$579,243	Broker Quote	Price source depth of 1
SoFi Consumer Loan Program LLC 2016-5 A	$1,567,967	Broker Quote	Price source depth of 1
SoFi Professional Loan Program 2015-A LLC	$660,000	Broker Quote	Price source depth of 1
TRIP Rail Master Funding LLC 2017-1A A1	$246,371	Broker Quote	Price source depth of 1

Although the Company believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2017	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2017	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2017
Asset Backed Securities	$5,241,812	$4,647	$(113,225)	$—	$679	$249,996	$(353,794)	$5,030,115	$(113,225)

Total	$5,241,812	$4,647	$(113,225)	$—	$679	$249,996	$(353,794)	$5,030,115	$(113,225)

Total Return Bond Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Asset-Backed Securities	$—	$8,301,449	$285,728	$8,587,177
Corporate Bonds	—	9,835,848	—	9,835,848
Foreign Government	—	256,992	—	256,992
Mortgage-Backed Securities	—	294,086	—	294,086
U.S. Treasury & Government Agencies	—	8,885,426	—	8,885,426

Total Fixed Income	—	27,573,801	285,728	27,859,529

Mutual Fund:
Mutual Fund	2,646,024	—	—	2,646,024
Purchased Options:
Call Option Purchased	—	35,847	—	35,847
Put Option Purchased	—	68,322	—	68,322

Total Purchased Options	—	104,169	—	104,169

Short-Term Investments:
Bank Deposit	—	506,677	—	506,677
Commercial Paper	—	3,945,728	—	3,945,728

Total Short-Term Investments	—	4,452,405	—	4,452,405

Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	6,851	—	6,851

Total Derivative Securities	—	6,851	—	6,851

Total	$2,646,024	$32,137,226	$285,728	$35,068,978

Liabilities:*
Derivative Securities:
Centrally Cleared Credit Default Swaps**	—	(3,402)	—	(3,402)
Forward Foreign Currency Exchange Contracts	—	(8,093)	—	(8,093)
Futures**	—	(32,149)	—	(32,149)
OTC - Credit Default Swaps	—	(19,712)	—	(19,712)

Total Derivative Securities	—	(63,356)	—	(63,356)

Total Investments	$2,646,024	$32,073,870	$285,728	$35,005,622

*	There was a transfer from Level 3 to Level 1 during the period (Goodgreen Trust 2017-1A) for value of $100,374.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2017.

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2017	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Asset-Backed Securities
DRB Prime Student Loan Trust 2016-R	$88,326	Broker Quote	Price source depth of 1
DRB Prime Student Loan Trust 2016-R A1	$88,326	Broker Quote	Price source depth of 1
SoFi Consumer Loan Program LLC 2016-5 A	$109,076	Broker Quote	Price source depth of 1

Although the Company believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2017	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2017	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2017
Asset Backed Securities	$410,163	$51	$(460)	$(100,374)	$6	$—	$(23,658)	$285,728	$(460)

Total	$410,163	$51	$(460)	$(100,374)	$6	$—	$(23,658)	$285,728	$(460)

Emerging Markets Debt Blended Total Return Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Corporate Bonds	$—	$3,632,745	$—	$3,632,745
Foreign Government	—	7,571,545	—	7,571,545

Total Fixed Income	—	11,204,290	—	11,204,290

Short-Term Investments:
Bank Deposit	—	114,783	—	114,783
Derivative Securities:
OTC - Credit Default Swaps	—	3,426	—	3,426
Forward Foreign Currency Exchange Contracts	—	215,532	—	215,532
Futures**	—	3,806	—	3,806
OTC - Interest Rate Swaps	—	12,399	—	12,399

Total Derivative Securities	—	235,163	—	235,163

Total	$—	$11,554,236	$—	$11,554,236

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(259,713)	—	(259,713)
OTC - Interest Rate Swaps	—	(32,891)	—	(32,891)
OTC - Credit Default Swaps	—	(10,509)	—	(10,509)

Total Derivative Securities	—	(303,113)	—	(303,113)

Total Investments	$—	$11,251,123	$—	$11,251,123

*	There were no transfers between levels during the period ended September 30, 2017.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

Emerging Markets Local Currency Debt Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Foreign Government	$—	$8,178,969	$—	$8,178,969

Total Fixed Income	—	8,178,969	—	8,178,969

Short-Term Investments:
Bank Deposit	—	861,922	—	861,922
Derivative Securities:
Centrally Cleared Interest Rate Swap**	—	9,340	—	9,340
Forward Foreign Currency Exchange Contracts	—	197,325	—	197,325
OTC - Interest Rate Swaps	—	44,236	—	44,236

Total Derivative Securities	—	250,901	—	250,901

Total	$—	$9,291,792	$—	$9,291,792

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(159,425)	—	(159,425)
OTC - Interest Rate Swaps	—	(18,032)	—	(18,032)

Total Derivative Securities	—	(177,457)	—	(177,457)

Total Investments	$—	$9,114,335	$—	$9,114,335

*	There were no transfers between levels during the period ended September 30, 2017.
**	Centrally Cleared Swaps and Futures are valued at unrealized appreciation/depreciation. Only current day’s variation margin, if any, is reported on the Statement of Assets and Liabilities.

Global High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Bank Loans	$—	$282,801	$250,000	$532,801
Corporate Bonds	—	27,465,657	98,100	27,563,757

Total Fixed Income	—	27,748,458	348,100	28,096,558

Short-Term Investments:
Bank Deposit	—	790,011	—	790,011
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	20,058	—	20,058

Total	$—	$28,558,527	$348,100	$28,906,627

Liabilities:*
Derivative Securities:
Forward Foreign Currency Exchange Contracts	—	(141,125)	—	(141,125)

Total Investments	$—	$28,417,402	$348,100	$28,765,502

*	There were no transfers between levels 1 and 2 during the period ended September 30, 2017.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2017.

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2017	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Bank Loans
Beacon Roofing Supply, Inc.	$250,000	Manual Trade Price	Trade price of 100
Corporate Bonds
Appvion, Inc.	$98,100	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $76 million; Discount Rate 15%

Although the Company believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2017	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2017	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2017
Fixed Income
Bank Loans	$255,372	$—	$—	$—	$—	$250,000	$(255,372)	$250,000	$—
Corporate Bonds	$—	$—	$(79,447)	$170,040	$7,507	$—	$—	$98,100	$(79,447)

Total	$255,372	$—	$(79,447)	$170,040	$7,507	$250,000	$(255,372)	$348,100	$(79,447)

U.S. High Yield Fund

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL INVESTMENTS
Assets:*
Fixed Income:
Bank Loans	$—	$603,676	$250,000	$853,676
Corporate Bonds	—	31,717,814	109,800	31,827,614

Total Fixed Income	—	32,321,490	359,800	32,681,290

Short-Term Investments:
Bank Deposit	—	1,314,590	—	1,314,590

Total	$—	$33,636,080	$359,800	$33,995,880

Total Investments	$—	$33,636,080	$359,800	$33,995,880

*	There were no transfers between levels 1 and 2 during the period ended September 30, 2017.

The following table is a summary of quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement for investments held as of September 30, 2017.

TYPE OF ASSETS	FAIR VALUE AS OF September 30, 2017	VALUATION TECHNIQUE(S)	UNOBSERVABLE INPUT
Bank Loans
Beacon Roofing Supply, Inc.	$250,000	Manual Trade Price	Trade price of 100
Corporate Bonds
Appvion, Inc.	$109,800	Model Price	Average Enterprise Valuation Multiple: 5.0x; EBITDA: $76 million; Discount Rate 15%

Although the Company believes the valuation methods described above are appropriate, the use of different methodologies or assumptions to determine fair value could result in different estimates of fair value at the reporting date.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

INVESTMENTS IN SECURITIES	BALANCE AS OF JULY 1, 2017	REALIZED GAIN (LOSS)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET TRANSFERS IN (OUT) OF LEVEL 3	ACCRUED PREMIUMS/ DISCOUNTS	PURCHASES	SALES	BALANCE AS OF SEPTEMBER 30, 2017	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS HELD AT SEPTEMBER 30, 2017
Fixed Income
Bank Loans	$255,643	$—	$—	$—	$—	$250,000	$(255,643)	$250,000	$—
Corporate Bonds	$—	$—	$(88,920)	$190,320	$8,400	$—	$—	$109,800	$(88,920)

Total	$255,643	$—	$(88,920)	$190,320	$8,400	$250,000	$(255,643)	$359,800	$(88,920)

Bank Loans

The Funds may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Funds record an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Funds invest may be subject to some restrictions on resale. For example, the Funds may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Funds generally have no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Funds assume the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Funds and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Funds may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Funds to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of September 30, 2017, there were no unfunded loan commitments:

Derivative Instruments

The following is a description of the derivative instruments that the Funds utilize as part of their investment strategy, including the primary underlying risk exposures related to the instrument.

The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds may use forward foreign currency exchange contracts to hedge against changes in the value of foreign currencies. The Funds may enter into forward foreign currency exchange contracts obligating the Funds to deliver or receive a currency at a specified future date. Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract expires. Credit risk may arise as a result of the failure of the counterparty to comply with the terms of the contract. The Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk quarterly. The Funds are also subject to credit risk with respect to the counterparties to derivative contracts that are not cleared through a central counterparty but instead are traded over-the-counter between two counterparties. If a counterparty to an over-the-counter derivative becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Funds may obtain only a limited recovery or may obtain no recovery in such circumstances. The counterparty risk for cleared derivatives is generally lower than for uncleared over-the-counter derivative transactions since generally a clearing organization becomes substituted for each counterparty to a cleared derivative contract and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members, will satisfy its obligations to the Funds. In addition, in the event of a bankruptcy of a clearing house, the Funds could experience a loss of the funds deposited with such clearing house as margin and of any profits on its open positions. The counterparty risk to the Funds is limited to the net unrealized gain, if any, on the contract.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities; however, it does establish a rate of exchange that can be achieved in the future. The use of forward foreign currency exchange contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward foreign currency exchange contract would limit the risk of loss due to a decline in the value of a particular currency; however, it would also limit any potential gain that might result should the value of the currency increase instead of decrease.

The Funds may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

The Funds may purchase call or put options. When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently adjusted to the current fair value of the option purchased. Purchasing call options tends to increase the Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease the Fund’s exposure to the underlying instrument. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risks associated with purchasing put and call options are potential loss of the premium paid and, in the instances of over-the-counter derivatives, the failure of the counterparty to honor its obligation under the contract.

The Funds may enter into swap options (“swaptions”). A swaption is an option to enter into a pre-defined swap agreement by some specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed rate receiver or a fixed rate buyer. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised.

The Funds may enter into credit default swap contracts. As a seller of a credit default swap contract (“seller of protection”), a Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty (or central clearing party in the case of centrally cleared swaps) in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund receives from the counterparty (or central clearing party in the case of centrally cleared swaps) a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), a Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty (or central clearing party in the case of centrally cleared swaps) in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, a Fund would make periodic payments to the counterparty (or central clearing party in the case of centrally cleared swaps) over the term of the contracts, provided no event of default has occurred.

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indices. These credit indices are comprised of a basket of securities representing a particular sector of the market. During the period, Active Short Duration Bond Fund and Total Return Bond Fund entered into credit default swaps based on a CMBX index, which is comprised of commercial mortgage-backed securities and a CDX index, which is comprised of North American and Emerging Market companies.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by a Fund, payment of the agreed-upon amount made by a Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by a Fund, the agreed-upon amount received by a Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by a Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where a Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party daily.

Entering into swap agreements involves counterparty and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, that there may be unfavorable changes in interest rates, and, in the case of credit default swaps, that the Adviser does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the central clearing party.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

During the period ended September 30, 2017, the Funds’ direct investment in derivatives consisted of forward foreign currency exchange contracts, futures contracts, purchased options, interest rate and credit default swap contracts.

The following is a summary of the fair value of derivative instruments held directly by the Funds as of September 30, 2017. These derivatives are presented in the Funds’ Schedule of Investments.

Global Floating Rate Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$412,009

Total	$412,009

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$(111,962)

Total	$(111,962)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	28,161,228

Total	28,161,228

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global Credit Income Opportunities Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	EQUITY	TOTAL
Forward Foreign Currency Exchange Contracts	$232,786	$—	$—	$232,786
Purchased Options	—	—	6,666	6,666

Total	$232,786	$—	$6,666	$239,452

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	EQUITY	TOTAL
Forward Foreign Currency Exchange Contracts	$(183,389)	$—	$—	$(183,389)

Total	$(183,389)	$—	$—	$(183,389)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	EQUITY	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$30,053,966	$—	$—	$30,053,966
Purchased Options(1)	—	13,000,000	2,200	13,002,200

Total	$30,053,966	$13,000,000	$2,200	$43,056,166

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Active Short Duration Bond Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts	$—	$726,857	$—	$726,857
Purchased Options	—	552,640	—	552,640

Total	$—	$1,279,497	$—	$1,279,497

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts	$—	$(398,041)	$—	$(398,041)
OTC - Swaps Contracts	—	—	(78,848)	(78,848)
Centrally Cleared Credit Default Swaps Contracts	—	—	(16,369)	(16,369)

Total	$—	$(398,041)	$(95,217)	$(493,258)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	INTEREST RATE RISK	CREDIT RISK	TOTAL
Futures Contracts(1)	$1,304	$—	$1,304
Purchased Options(2)	7,992,000	—	7,992,000
OTC - Swaps Contracts	—	520,000	520,000
Centrally Cleared Credit Default Swaps Contracts(2)	—	2,310,000	2,310,000

Total	$7,993,304	$2,830,000	$10,823,304

(1)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Total Return Bond Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$6,851	$—	$—	$6,851
Purchased Options	—	104,169	—	104,169

Total	$6,851	$104,169	$—	$111,020

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$(8,093)	$—	$—	$(8,093)
Futures Contracts	—	(32,149)	—	(32,149)
OTC - Swaps Contracts	—	—	(19,712)	(19,712)
Centrally Cleared Credit Default Swaps Contracts	—	—	(3,402)	(3,402)

Total	$(8,093)	$(32,149)	$(23,114)	$(63,356)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$1,087,653	$—	$—	$1,087,653
Futures Contracts(2)	—	35	—	35
Purchased Options(1)	—	1,545,500	—	1,545,500
OTC - Swaps Contracts(1)	—	—	130,000	130,000
Centrally Cleared Credit Default Swaps Contracts(1)	—	—	480,000	480,000

Total	$1,087,653	$1,545,535	$610,000	$3,243,188

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Emerging Markets Debt Blended Total Return Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$215,532	$—	$—	$215,532
Futures Contracts	$	$3,806	$—	$3,806
OTC - Swaps Contracts	—	12,399	3,426	15,825

Total	$215,532	$16,205	$3,426	$235,163

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$(259,713)	$—	$	$(259,713)
OTC - Swaps Contracts	—	(32,891)	(10,509)	(43,400)

Total	$(259,713)	$(32,891)	$(10,509)	$(303,113)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	CREDIT RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$20,238,202	$—	$—	$20,238,202
Futures Contracts(2)	—	2	—	2
OTC - Swaps Contracts (1)	—	421,185,000	1,300,000	422,485,000

Total	$20,238,202	$421,185,002	$1,300,000	$442,723,204

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.
(2)	Volume of derivative activity is based on an average of month-end contracts outstanding during the period.

Emerging Markets Local Currency Debt Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$197,325	$—	$197,325
Centrally Cleared Interest Rate Swap Contract	—	9,340	9,340
OTC - Swaps Contracts	—	44,236	44,236

Total	$197,325	$53,576	$250,901

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts	$(159,425)	$—	$(159,425)
OTC - Swaps Contracts	—	(18,032)	(18,032)

Total	$(159,425)	$(18,032)	$(177,457)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK	INTEREST RATE RISK	TOTAL
Forward Foreign Currency Exchange Contracts(1)	$13,518,734	$—	$13,518,734
OTC - Swaps Contracts (1)	—	152,936,300	152,936,300
Centrally Cleared Credit Default Swaps Contracts(1)	—	14,700,000	14,700,000

Total	$13,518,734	$167,636,300	$181,155,034

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Global High Yield Fund

ASSET DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$20,058

Total	$20,058

LIABILITY DERIVATIVES	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts	$(141,125)

Total	$(141,125)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OF SHARES/UNITS	FOREIGN EXCHANGE CONTRACTS RISK
Forward Foreign Currency Exchange Contracts(1)	$7,485,041

Total	$7,485,041

(1)	Volume of derivative activity is based on an average of month-end notional amounts outstanding during the period.

Item 2.	Controls and Procedures

(a) The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17CFR 270.30a-3(c)), are effective as of a date within 90 days of the filing date of the report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d15(d)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are attached hereto as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Barings Funds Trust

By:	/s/ Duncan Robertson
President (Principal Executive Officer)

Date:	11/ 28 /2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan Robertson
President (Principal Executive Officer)

Date:	11/28/2017

By:	/s/ Carlene Pollock
Chief Financial Officer (Principal Financial Officer)

Date:	11/28/2017